First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
15,331	Ducommun, Inc. (a)	$771,916
88,654	PAE, Inc. (a)	530,151
16,664	Vectrus, Inc. (a)	837,866
		2,139,933

	Air Freight & Logistics — 1.1%
37,859	Echo Global Logistics, Inc. (a)	1,806,253

	Airlines — 0.2%
44,904	Mesa Air Group, Inc. (a)	343,965

	Auto Components — 1.1%
27,182	Motorcar Parts of America, Inc. (a)	530,049
27,485	Standard Motor Products, Inc.	1,201,369
		1,731,418

	Banks — 22.9%
26,728	Allegiance Bancshares, Inc.	1,019,673
27,634	Amerant Bancorp, Inc. (a)	683,665
28,865	Atlantic Capital Bancshares, Inc. (a)	764,634
63,665	Banc of California, Inc.	1,177,166
23,660	Bank of Marin Bancorp	893,165
21,358	Blue Ridge Bankshares, Inc. (b)	375,687
28,261	Bryn Mawr Bank Corp.	1,298,593
33,260	Byline Bancorp, Inc.	816,866
21,256	Camden National Corp.	1,018,162
26,783	Capstar Financial Holdings, Inc.	568,871
40,120	Central Pacific Financial Corp.	1,030,282
14,312	Central Valley Community Bancorp	307,708
31,919	Community Bankers Trust Corp.	362,919
21,548	Community Trust Bancorp, Inc.	907,171
29,886	First Bancshares (The), Inc.	1,158,979
16,325	First Financial Corp.	686,466
31,681	First of Long Island (The) Corp.	652,629
8,817	Five Star Bancorp (b)	211,079
43,984	Flushing Financial Corp.	994,038
14,869	Great Southern Bancorp, Inc.	814,970
43,643	Hanmi Financial Corp.	875,479
70,567	HarborOne Bancorp, Inc.	990,761
85,598	Heritage Commerce Corp.	995,505
51,141	Heritage Financial Corp.	1,304,095
55,613	Horizon Bancorp, Inc.	1,010,488
30,594	Independent Bank Corp.	657,159
12,597	Investar Holding Corp.	277,386
71,941	Lakeland Bancorp, Inc.	1,268,320
13,971	Metropolitan Bank Holding Corp. (a)	1,177,755
13,972	Mid Penn Bancorp, Inc.	384,929
29,929	Midland States Bancorp, Inc.	740,144
14,779	MVB Financial Corp.	632,984
15,361	Nicolet Bankshares, Inc. (a)	1,139,479
10,559	Northeast Bank	356,049
31,074	Origin Bancorp, Inc.	1,315,984
17,493	PCB Bancorp	348,286
34,878	Peoples Bancorp, Inc.	1,102,494

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
19,557	Preferred Bank	$1,304,061
21,074	QCR Holdings, Inc.	1,084,046
21,312	Select Bancorp, Inc. (a)	367,632
39,598	TriState Capital Holdings, Inc. (a)	837,498
41,816	Univest Financial Corp.	1,145,340
24,624	Washington Trust Bancorp, Inc.	1,304,579
		36,363,176

	Biotechnology — 3.5%
136,158	Catalyst Pharmaceuticals, Inc. (a)	721,637
34,994	Dyne Therapeutics, Inc. (a) (b)	568,303
16,386	Eagle Pharmaceuticals, Inc. (a)	914,011
21,420	Enochian Biosciences, Inc. (a) (b)	144,157
29,530	KalVista Pharmaceuticals, Inc. (a)	515,298
52,458	Magenta Therapeutics, Inc. (a)	381,894
74,230	Ovid therapeutics, Inc. (a)	249,413
151,795	Tyme Technologies, Inc. (a) (b)	156,349
79,102	Vanda Pharmaceuticals, Inc. (a)	1,355,808
98,936	Viking Therapeutics, Inc. (a)	621,318
		5,628,188

	Building Products — 1.7%
27,522	Insteel Industries, Inc.	1,047,212
47,764	Quanex Building Products Corp.	1,022,627
29,824	Tecnoglass, Inc.	648,076
		2,717,915

	Capital Markets — 2.1%
4,554	Diamond Hill Investment Group, Inc.	799,956
20,405	Greenhill & Co., Inc.	298,321
13,077	Oppenheimer Holdings, Inc., Class A	592,257
27,246	Sculptor Capital Management, Inc.	759,891
22,789	Victory Capital Holdings, Inc., Class A	797,843
		3,248,268

	Chemicals — 2.8%
39,977	AdvanSix, Inc. (a)	1,589,086
38,193	American Vanguard Corp.	574,805
26,840	Hawkins, Inc.	936,179
30,338	Koppers Holdings, Inc. (a)	948,366
36,442	Tredegar Corp.	443,863
		4,492,299

	Commercial Services & Supplies — 2.3%
135,907	ACCO Brands Corp.	1,167,441
37,111	Ennis, Inc.	699,542
83,960	Interface, Inc.	1,271,994
52,025	Kimball International, Inc., Class B	582,680
		3,721,657

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Communications Equipment — 1.8%
13,491	Aviat Networks, Inc. (a)	$443,314
49,855	Casa Systems, Inc. (a)	338,017
16,217	Clearfield, Inc. (a)	715,980
48,496	Digi International, Inc. (a)	1,019,386
48,245	EMCORE Corp. (a)	360,873
		2,877,570

	Construction & Engineering — 2.0%
22,419	Argan, Inc.	979,038
41,600	Infrastructure and Energy Alternatives, Inc. (a)	475,488
40,894	Sterling Construction Co., Inc. (a)	927,067
59,540	Tutor Perini Corp. (a)	772,829
		3,154,422

	Consumer Finance — 1.1%
8,517	Atlanticus Holdings Corp. (a)	451,912
30,629	Curo Group Holdings Corp.	530,800
13,609	Regional Management Corp.	791,772
		1,774,484

	Containers & Packaging — 0.6%
51,429	Myers Industries, Inc.	1,006,466

	Distributors — 0.4%
36,960	Funko, Inc., Class A (a)	673,042

	Diversified Consumer Services — 0.7%
99,637	Perdoceo Education Corp. (a)	1,052,167

	Diversified Financial Services — 0.4%
11,558	A-Mark Precious Metals, Inc.	693,711

	Electrical Equipment — 0.3%
78,005	Babcock & Wilcox Enterprises, Inc. (a)	500,012

	Electronic Equipment, Instruments & Components — 1.8%
50,588	Benchmark Electronics, Inc.	1,351,205
35,482	Kimball Electronics, Inc. (a)	914,371
17,918	Vishay Precision Group, Inc. (a)	623,009
		2,888,585

	Entertainment — 0.5%
34,753	Sciplay Corp., Class A (a)	719,040

	Equity Real Estate Investment Trusts — 4.8%
37,549	Bluerock Residential Growth REIT, Inc. (b)	478,374
61,922	City Office REIT, Inc.	1,105,927
8,469	CTO Realty Growth, Inc.	455,293

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
40,128	Farmland Partners, Inc.	$481,135
137,417	Franklin Street Properties Corp.	637,615
174,238	GEO Group (The), Inc. (b)	1,301,558
22,810	One Liberty Properties, Inc.	695,477
45,332	Plymouth Industrial REIT, Inc.	1,031,303
42,795	Urstadt Biddle Properties, Inc., Class A	810,109
61,890	Whitestone REIT	605,284
		7,602,075

	Food & Staples Retailing — 2.4%
44,007	Andersons (The), Inc.	1,356,736
20,277	Ingles Markets, Inc., Class A	1,338,890
51,523	SpartanNash Co.	1,128,354
		3,823,980

	Food Products — 0.8%
6,206	Alico, Inc.	212,493
12,612	John B Sanfilippo & Son, Inc.	1,030,653
		1,243,146

	Health Care Equipment & Supplies — 1.1%
11,676	Bioventus, Inc., Class A (a)	165,332
38,596	Co-Diagnostics, Inc. (a) (b)	375,539
61,637	Meridian Bioscience, Inc. (a)	1,185,896
		1,726,767

	Health Care Providers & Services — 0.9%
50,249	Cross Country Healthcare, Inc. (a)	1,067,289
25,900	InfuSystem Holdings, Inc. (a)	337,477
		1,404,766

	Health Care Technology — 0.5%
20,825	Computer Programs and Systems, Inc. (a)	738,454

	Hotels, Restaurants & Leisure — 1.6%
28,430	Chuy’s Holdings, Inc. (a)	896,398
48,118	Del Taco Restaurants, Inc.	420,070
27,607	El Pollo Loco Holdings, Inc. (a)	466,558
11,388	RCI Hospitality Holdings, Inc.	780,192
		2,563,218

	Household Durables — 3.8%
41,822	Beazer Homes USA, Inc. (a)	721,429
34,781	Cricut, Inc., Class A (a) (b)	959,260
25,712	Dream Finders Homes, Inc., Class A (a) (b)	445,589
31,166	Ethan Allen Interiors, Inc.	738,634
9,062	Flexsteel Industries, Inc.	279,835

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
6,723	Hovnanian Enterprises, Inc., Class A (a)	$648,030
19,100	Lovesac (The) Co. (a)	1,262,319
19,171	Universal Electronics, Inc. (a)	944,172
		5,999,268

	Household Products — 0.4%
13,860	Central Garden & Pet Co. (a)	665,280

	Insurance — 1.1%
3,224	National Western Life Group, Inc., Class A	678,942
29,922	Tiptree, Inc.	299,819
25,452	Trean Insurance Group, Inc. (a)	263,428
40,010	Universal Insurance Holdings, Inc.	521,730
		1,763,919

	Internet & Direct Marketing Retail — 1.2%
18,553	Duluth Holdings, Inc., Class B (a)	252,878
37,789	Liquidity Services, Inc. (a)	816,620
28,931	PetMed Express, Inc. (b)	777,376
		1,846,874

	IT Services — 1.9%
17,085	Cass Information Systems, Inc.	715,007
99,616	GreenSky, Inc., Class A (a)	1,113,707
49,149	Information Services Group, Inc.	352,890
47,187	International Money Express, Inc. (a)	788,023
		2,969,627

	Leisure Products — 0.7%
20,038	American Outdoor Brands, Inc. (a)	492,133
26,942	MasterCraft Boat Holdings, Inc. (a)	675,706
		1,167,839

	Machinery — 2.1%
22,391	Blue Bird Corp. (a)	467,076
32,316	Gorman-Rupp (The) Co.	1,157,236
13,838	Hyster-Yale Materials Handling, Inc.	695,498
71,099	Wabash National Corp.	1,075,728
		3,395,538

	Marine — 0.1%
34,391	Pangaea Logistics Solutions Ltd.	173,675

	Media — 0.9%
87,693	Entravision Communications Corp., Class A	622,620
17,973	Loral Space & Communications, Inc.	773,019
		1,395,639

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining — 0.2%
13,229	Olympic Steel, Inc.	$322,258

	Mortgage Real Estate Investment Trusts — 2.6%
66,824	Ares Commercial Real Estate Corp.	1,007,706
137,731	Capstead Mortgage Corp.	921,421
67,697	Ellington Financial, Inc.	1,238,178
77,895	Granite Point Mortgage Trust, Inc.	1,025,877
		4,193,182

	Multi-Utilities — 0.6%
22,530	Unitil Corp.	963,833

	Oil, Gas & Consumable Fuels — 2.3%
4,580	Altus Midstream Co., Class A	316,158
45,099	CONSOL Energy, Inc. (a)	1,173,476
39,512	Dorian LPG Ltd.	490,344
36,572	NextDecade Corp. (a)	101,670
7,497	REX American Resources Corp. (a)	598,785
331,614	Uranium Energy Corp. (a) (b)	1,011,423
		3,691,856

	Paper & Forest Products — 1.1%
63,302	Glatfelter Corp.	892,558
67,482	Resolute Forest Products, Inc.	803,036
		1,695,594

	Pharmaceuticals — 2.2%
241,648	Antares Pharma, Inc. (a)	879,599
140,179	BioDelivery Sciences International, Inc. (a)	506,046
50,562	Collegium Pharmaceutical, Inc. (a)	998,094
34,412	Harrow Health, Inc. (a) (b)	312,805
28,915	Phibro Animal Health Corp., Class A	622,829
10,657	Rain Therapeutics, Inc. (a) (b)	159,429
		3,478,802

	Professional Services — 2.5%
10,745	Barrett Business Services, Inc.	819,414
10,495	CRA International, Inc.	1,042,573
17,960	GP Strategies Corp. (a)	371,772
51,222	Kelly Services, Inc., Class A	967,071
43,952	Resources Connection, Inc.	693,563
		3,894,393

	Real Estate Management & Development — 1.0%
2,067	American Realty Investors, Inc. (a)	27,160
26,858	RE/MAX Holdings, Inc., Class A	836,895
21,906	RMR Group (The), Inc., Class A	732,756
		1,596,811

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail — 0.7%
84,177	Daseke, Inc. (a)	$775,270
34,993	US Xpress Enterprises, Inc., Class A (a)	301,990
		1,077,260

	Semiconductors & Semiconductor Equipment — 1.9%
29,675	Alpha & Omega Semiconductor Ltd. (a)	930,905
55,929	AXT, Inc. (a)	465,888
10,400	CyberOptics Corp. (a)	370,032
88,117	Photronics, Inc. (a)	1,201,035
		2,967,860

	Software — 1.5%
42,414	ChannelAdvisor Corp. (a)	1,070,105
30,066	eGain Corp. (a)	306,673
8,950	Intelligent Systems Corp. (a) (b)	363,460
43,896	Rimini Street, Inc. (a)	423,596
18,227	Viant Technology, Inc., Class A (a)	222,734
		2,386,568

	Specialty Retail — 3.7%
29,963	Big 5 Sporting Goods Corp. (b)	690,348
13,204	Citi Trends, Inc. (a)	963,364
27,132	Conn’s, Inc. (a)	619,424
21,781	Haverty Furniture Cos., Inc.	734,237
16,184	JOANN, Inc. (b)	180,290
10,954	Lazydays Holdings, Inc. (a)	233,758
13,596	OneWater Marine, Inc., Class A	546,695
24,986	Shoe Carnival, Inc.	810,046
62,158	Sportsman’s Warehouse Holdings, Inc. (a)	1,093,981
		5,872,143

	Technology Hardware, Storage & Peripherals — 0.4%
22,840	Turtle Beach Corp. (a)	635,409

	Textiles, Apparel & Luxury Goods — 1.1%
11,421	Lakeland Industries, Inc. (a) (b)	239,841
23,913	Movado Group, Inc.	753,020
9,741	Rocky Brands, Inc.	463,769
36,244	Vera Bradley, Inc. (a)	341,056
		1,797,686

	Thrifts & Mortgage Finance — 3.8%
13,124	Federal Agricultural Mortgage Corp., Class C	1,424,216
29,797	Finance Of America Cos., Inc., Class A (a) (b)	147,495
29,565	HomeStreet, Inc.	1,216,600
108,878	Kearny Financial Corp.	1,353,354

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
63,563	Northfield Bancorp, Inc.	$1,090,741
27,390	TrustCo Bank Corp.	875,658
		6,108,064

	Trading Companies & Distributors — 1.3%
13,825	BlueLinx Holdings, Inc. (a)	675,766
28,497	Titan Machinery, Inc. (a)	738,357
9,877	Transcat, Inc. (a)	636,869
		2,050,992
	Total Common Stocks — 99.9%	158,745,347
	(Cost $144,370,265)

	Money Market Funds — 2.0%
3,224,490	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	3,224,490
	(Cost $3,224,490)

Principal Value	Description	Value
	Repurchase Agreements — 2.1%
$3,345,613	BNP Paribas S.A., 0.03% (c), dated 09/30/21, due 10/01/21, with a maturity value of $3,345,616. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $3,430,596. (d)	3,345,613
	(Cost $3,345,613)

	Total Investments — 104.0%	165,315,450
	(Cost $150,940,368) (e)
	Net Other Assets and Liabilities — (4.0)%	(6,419,496)
	Net Assets — 100.0%	$158,895,954

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,186,192 and the total value of the collateral held by the Fund is $6,570,103.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,361,976 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,986,894. The net unrealized appreciation was $14,375,082.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$158,745,347	$158,745,347	$—	$—
Money Market Funds	3,224,490	3,224,490	—	—
Repurchase Agreements	3,345,613	—	3,345,613	—
Total Investments	$165,315,450	$161,969,837	$3,345,613	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Banks — 3.5%
70,362	Associated Banc-Corp.	$1,507,154
16,062	Bank of Hawaii Corp.	1,319,814
177,766	Citizens Financial Group, Inc.	8,351,447
60,076	Comerica, Inc.	4,836,118
53,623	CVB Financial Corp.	1,092,300
157,414	F.N.B. Corp.	1,829,151
44,938	First Financial Bancorp	1,051,999
246,630	First Horizon Corp.	4,017,603
67,323	Fulton Financial Corp.	1,028,695
662,682	Huntington Bancshares, Inc.	10,245,064
103,584	Investors Bancorp, Inc.	1,565,154
415,042	KeyCorp	8,973,208
220,507	People’s United Financial, Inc.	3,852,257
110,226	Umpqua Holdings Corp.	2,232,076
61,644	United Bankshares, Inc.	2,242,609
161,820	Valley National Bancorp	2,153,824
31,171	WesBanco, Inc.	1,062,308
		57,360,781

	Beverages — 4.3%
1,318,160	Coca-Cola (The) Co.	69,163,855

	Biotechnology — 8.7%
949,380	AbbVie, Inc.	102,409,621
565,291	Gilead Sciences, Inc.	39,485,576
		141,895,197

	Capital Markets — 2.3%
78,712	Apollo Global Management, Inc.	4,847,872
29,587	Ares Management Corp., Class A	2,184,408
54,858	Artisan Partners Asset Management, Inc., Class A	2,683,654
170,335	Blackstone, Inc.	19,816,774
36,476	Federated Hermes, Inc.	1,185,470
111,168	Franklin Resources, Inc.	3,303,913
27,182	Moelis & Co., Class A	1,681,750
36,170	Virtu Financial, Inc., Class A	883,633
		36,587,474

	Chemicals — 0.8%
143,608	LyondellBasell Industries N.V., Class A	13,477,611

	Communications Equipment — 0.2%
105,803	Juniper Networks, Inc.	2,911,698

	Consumer Finance — 0.1%
56,590	Navient Corp.	1,116,521

	Containers & Packaging — 0.6%
156,682	International Paper Co.	8,761,657

	Diversified Consumer Services — 0.1%
85,090	H&R Block, Inc.	2,127,250

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Telecommunication Services — 17.2%
6,037,586	AT&T, Inc.	$163,075,198
2,158,901	Verizon Communications, Inc.	116,602,243
		279,677,441

	Electric Utilities — 9.6%
22,423	ALLETE, Inc.	1,334,617
186,096	American Electric Power Co., Inc.	15,107,273
25,932	Avangrid, Inc.	1,260,295
328,244	Duke Energy Corp.	32,033,332
194,122	Edison International	10,767,947
75,752	Entergy Corp.	7,522,931
81,816	Evergy, Inc.	5,088,955
338,673	Exelon Corp.	16,371,453
248,571	FirstEnergy Corp.	8,854,099
39,448	Hawaiian Electric Industries, Inc.	1,610,662
80,109	NRG Energy, Inc.	3,270,850
102,955	OGE Energy Corp.	3,393,397
55,938	Pinnacle West Capital Corp.	4,047,674
33,916	Portland General Electric Co.	1,593,713
478,354	PPL Corp.	13,336,510
473,665	Southern (The) Co.	29,353,020
		154,946,728

	Food & Staples Retailing — 0.9%
305,978	Walgreens Boots Alliance, Inc.	14,396,265

	Food Products — 1.6%
79,675	Campbell Soup Co.	3,331,212
78,912	Flowers Foods, Inc.	1,864,690
239,057	General Mills, Inc.	14,300,390
105,767	Kellogg Co.	6,760,627
		26,256,919

	Gas Utilities — 0.5%
36,098	National Fuel Gas Co.	1,895,867
38,937	New Jersey Resources Corp.	1,355,397
19,646	ONE Gas, Inc.	1,244,967
62,953	South Jersey Industries, Inc.	1,338,381
21,942	Southwest Gas Holdings, Inc.	1,467,481
23,384	Spire, Inc.	1,430,633
		8,732,726

	Health Care Providers & Services — 0.4%
121,483	Cardinal Health, Inc.	6,008,549
32,397	Patterson Cos., Inc.	976,446
		6,984,995

	Household Durables — 0.2%
155,728	Newell Brands, Inc.	3,447,818

	Household Products — 1.0%
124,059	Kimberly-Clark Corp.	16,430,374

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance — 2.5%
31,695	Axis Capital Holdings Ltd.	$1,459,238
100,113	Fidelity National Financial, Inc.	4,539,124
13,160	Mercury General Corp.	732,617
113,762	Old Republic International Corp.	2,631,315
111,968	Principal Financial Group, Inc.	7,210,739
197,587	Prudential Financial, Inc.	20,786,152
107,001	Unum Group	2,681,445
		40,040,630

	IT Services — 4.4%
482,203	International Business Machines Corp.	66,992,463
204,404	Western Union (The) Co.	4,133,049
		71,125,512

	Media — 0.7%
130,460	Interpublic Group of (The) Cos., Inc.	4,783,968
94,434	Omnicom Group, Inc.	6,842,688
		11,626,656

	Metals & Mining — 1.4%
349,321	Newmont Corp.	18,968,130
58,196	Southern Copper Corp.	3,267,124
		22,235,254

	Multi-Utilities — 3.3%
31,186	Avista Corp.	1,219,996
23,113	Black Hills Corp.	1,450,572
157,610	Consolidated Edison, Inc.	11,440,910
79,052	DTE Energy Co.	8,830,899
156,869	NiSource, Inc.	3,800,936
21,952	NorthWestern Corp.	1,257,850
183,378	Public Service Enterprise Group, Inc.	11,167,720
118,021	Sempra Energy	14,929,656
		54,098,539

	Oil, Gas & Consumable Fuels — 11.4%
1,226,065	Chevron Corp.	124,384,294
478,972	ConocoPhillips	32,459,933
105,914	Devon Energy Corp.	3,761,006
1,491,274	Kinder Morgan, Inc.	24,949,014
		185,554,247

	Pharmaceuticals — 10.3%
996,573	Merck & Co., Inc.	74,852,598
2,141,856	Pfizer, Inc.	92,121,227
		166,973,825

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.1%
135,671	Broadcom, Inc.	$65,790,938

	Technology Hardware, Storage & Peripherals — 0.4%
491,812	Hewlett Packard Enterprise Co.	7,008,321

	Textiles, Apparel & Luxury Goods — 0.1%
127,991	Hanesbrands, Inc.	2,196,325

	Thrifts & Mortgage Finance — 0.2%
293,544	New York Community Bancorp, Inc.	3,777,911

	Tobacco — 8.8%
1,427,367	Altria Group, Inc.	64,973,746
823,126	Philip Morris International, Inc.	78,024,113
		142,997,859

	Trading Companies & Distributors — 0.1%
19,673	MSC Industrial Direct Co., Inc., Class A	1,577,578

	Total Investments — 99.7%	1,619,278,905
	(Cost $1,514,280,467) (a)
	Net Other Assets and Liabilities — 0.3%	5,226,273
	Net Assets — 100.0%	$1,624,505,178

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $138,501,377 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,502,939. The net unrealized appreciation was $104,998,438.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,619,278,905	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
84,585	General Dynamics Corp.	$16,581,198

	Banks — 0.7%
595,774	KeyCorp	12,880,634

	Beverages — 1.8%
1,009,290	Keurig Dr Pepper, Inc.	34,477,346

	Biotechnology — 3.1%
23,621	Beam Therapeutics, Inc. (a)	2,055,263
34,923	Biohaven Pharmaceutical Holding Co., Ltd. (a)	4,851,154
86,239	C4 Therapeutics, Inc. (a)	3,853,159
51,571	Cerevel Therapeutics Holdings, Inc. (a)	1,521,344
321,649	Horizon Therapeutics PLC (a)	35,233,431
26,162	Intellia Therapeutics, Inc. (a)	3,509,632
73,632	Karuna Therapeutics, Inc. (a)	9,007,403
		60,031,386

	Building Products — 1.4%
540,539	Carrier Global Corp.	27,978,299

	Capital Markets — 5.2%
127,641	Coinbase Global, Inc., Class A (a) (b)	29,035,775
180,640	Focus Financial Partners, Inc., Class A (a)	9,460,117
783,039	Tradeweb Markets, Inc., Class A	63,253,890
		101,749,782

	Chemicals — 2.9%
718,939	Corteva, Inc.	30,252,953
437,711	Dow, Inc.	25,194,645
		55,447,598

	Construction & Engineering — 0.4%
259,084	WillScot Mobile Mini Holdings Corp. (a)	8,218,144

	Consumer Finance — 1.4%
87,200	Upstart Holdings, Inc. (a)	27,593,568

	Diversified Consumer Services — 0.4%
353,125	PowerSchool Holdings, Inc., Class A (a)	8,690,406

	Diversified Financial Services — 0.3%
220,165	Equitable Holdings, Inc.	6,525,691

	Electric Utilities — 0.3%
80,806	Evergy, Inc.	5,026,133

	Electrical Equipment — 0.3%
41,026	Atkore, Inc. (a)	3,565,980

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment (Continued)
87,833	Vertiv Holdings Co.	$2,115,897
		5,681,877

	Electronic Equipment, Instruments & Components — 1.7%
196,709	Keysight Technologies, Inc. (a)	32,317,322

	Energy Equipment & Services — 0.4%
359,179	ChampionX Corp. (a)	8,031,242

	Entertainment — 1.6%
307,107	ROBLOX Corp., Class A (a)	23,201,934
183,107	Warner Music Group Corp., Class A	7,825,993
		31,027,927

	Food & Staples Retailing — 1.4%
373,666	Albertsons Cos., Inc., Class A (b)	11,632,223
291,633	BJ’s Wholesale Club Holdings, Inc. (a)	16,016,484
		27,648,707

	Food Products — 0.4%
204,573	Simply Good Foods (The) Co. (a)	7,055,723

	Health Care Equipment & Supplies — 2.7%
471,381	Alcon, Inc.	37,932,029
172,213	Envista Holdings Corp. (a)	7,200,226
83,698	Ortho Clinical Diagnostics Holdings PLC (a)	1,546,739
25,023	Shockwave Medical, Inc. (a)	5,151,735
		51,830,729

	Health Care Providers & Services — 0.6%
52,918	Accolade, Inc. (a)	2,231,552
37,161	HealthEquity, Inc. (a)	2,406,546
85,739	Oak Street Health, Inc. (a)	3,646,480
63,641	Progyny, Inc. (a)	3,563,896
		11,848,474

	Health Care Technology — 0.1%
44,434	Health Catalyst, Inc. (a)	2,222,144

	Hotels, Restaurants & Leisure — 3.9%
246,157	Airbnb, Inc., Class A (a)	41,292,837
567,016	DraftKings, Inc., Class A (a)	27,307,491
40,267	Expedia Group, Inc. (a)	6,599,761
		75,200,089

	Household Durables — 0.4%
268,630	Sonos, Inc. (a)	8,692,867

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance — 0.2%
92,218	Ryan Specialty Group Holdings, Inc., Class A (a)	$3,123,424

	Interactive Media & Services — 8.9%
130,600	Bumble, Inc., Class A (a)	6,527,388
286,841	Pinterest, Inc., Class A (a)	14,614,549
1,885,477	Snap, Inc., Class A (a)	139,280,186
122,929	ZipRecruiter, Inc., Class A (a)	3,392,840
146,562	ZoomInfo Technologies, Inc., Class A (a)	8,968,129
		172,783,092

	Internet & Direct Marketing Retail — 1.0%
90,224	DoorDash, Inc., Class A (a)	18,584,340

	IT Services — 4.0%
305,845	Cloudflare, Inc., Class A (a)	34,453,439
267,469	DigitalOcean Holdings, Inc. (a)	20,763,618
22,113	Grid Dynamics Holdings, Inc. (a)	646,142
118,034	Shift4 Payments, Inc., Class A (a)	9,149,996
516,259	Switch, Inc., Class A	13,107,816
		78,121,011

	Leisure Products — 1.1%
241,312	YETI Holdings, Inc. (a)	20,678,025

	Life Sciences Tools & Services — 5.6%
138,152	10X Genomics, Inc., Class A (a)	20,112,168
1,559,592	Avantor, Inc. (a)	63,787,313
91,720	Maravai LifeSciences Holdings, Inc., Class A (a)	4,501,618
102,004	Medpace Holdings, Inc. (a)	19,307,317
		107,708,416

	Machinery — 1.4%
326,632	Otis Worldwide Corp.	26,875,281

	Metals & Mining — 0.1%
68,137	Arconic Corp. (a)	2,149,041

	Oil, Gas & Consumable Fuels — 2.1%
83,960	Magnolia Oil & Gas Corp., Class A	1,493,649
86,840	Pioneer Natural Resources Co.	14,459,728
1,109,687	Range Resources Corp. (a)	25,112,217
		41,065,594

	Personal Products — 0.1%
47,495	Beauty Health (The) Co. (a)	1,233,445

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals — 0.8%
505,143	Elanco Animal Health, Inc. (a)	$16,109,010

	Professional Services — 1.9%
278,332	Jacobs Engineering Group, Inc.	36,887,340

	Real Estate Management & Development — 0.9%
72,193	Jones Lang LaSalle, Inc. (a)	17,910,361

	Road & Rail — 3.0%
119,349	Lyft, Inc., Class A (a)	6,395,913
1,140,314	Uber Technologies, Inc. (a)	51,086,067
		57,481,980

	Semiconductors & Semiconductor Equipment — 9.0%
2,785,196	Marvell Technology, Inc.	167,975,171
153,258	ON Semiconductor Corp. (a)	7,014,618
		174,989,789

	Software — 21.6%
198,820	AppLovin Corp., Class A (a) (b)	14,388,603
196,394	Asana, Inc., Class A (a)	20,393,553
110,976	Bentley Systems, Inc., Class B	6,729,585
103,357	Bill.com Holdings, Inc. (a)	27,591,151
92,700	Confluent, Inc., Class A (a) (b)	5,529,555
203,074	Crowdstrike Holdings, Inc., Class A (a)	49,911,528
110,360	Datadog, Inc., Class A (a)	15,599,386
185,569	DocuSign, Inc. (a)	47,771,028
992,899	Dropbox, Inc., Class A (a)	29,012,509
607,186	Dynatrace, Inc. (a)	43,091,990
32,677	Elastic N.V. (a)	4,868,546
25,739	J2 Global, Inc. (a)	3,516,462
115,168	McAfee Corp., Class A	2,546,364
207,085	NortonLifeLock, Inc.	5,239,250
1,390,517	Palantir Technologies, Inc., Class A (a)	33,428,029
46,676	Procore Technologies, Inc. (a)	4,170,034
183,193	Qualtrics International, Inc., Class A (a)	7,829,669
94,347	SentinelOne, Inc., Class A (a)	5,054,169
249,190	Sprout Social, Inc., Class A (a)	30,388,721
23,286	Verint Systems, Inc. (a)	1,042,980
158,656	Zoom Video Communications, Inc., Class A (a)	41,488,544
68,272	Zscaler, Inc. (a)	17,902,284
		417,493,940

	Specialty Retail — 2.7%
199,692	Academy Sports & Outdoors, Inc. (a)	7,991,674
144,370	Carvana Co. (a)	43,533,330
		51,525,004

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.8%
531,105	Dell Technologies, Inc., Class C (a)	$55,256,164

	Textiles, Apparel & Luxury Goods — 0.3%
46,186	Kontoor Brands, Inc.	2,306,990
143,023	Levi Strauss & Co., Class A	3,505,494
		5,812,484
	Total Common Stocks — 99.8%	1,932,545,027
	(Cost $1,552,934,197)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$222,198	Bank of America Corp., 0.05% (c), dated 09/30/21, due 10/01/21, with a maturity value of $222,198. Collateralized by U.S. Treasury Securities, interest rates of 0.125% to 0.625%, due 01/15/24 to 01/15/30. The value of the collateral including accrued interest is $226,642. (d)	222,198
3,473,065	Citigroup, Inc., 0.05% (c), dated 09/30/21, due 10/01/21, with a maturity value of $3,473,070. Collateralized by U.S. Treasury Securities, interest rates of 0.000% to 6.000%, due 10/07/21 to 08/15/51. The value of the collateral including accrued interest is $3,542,527. (d)	3,473,065
3,473,065	JPMorgan Chase & Co., 0.05% (c), dated 09/30/21, due 10/01/21, with a maturity value of $3,473,070. Collateralized by U.S. Treasury Securities, interest rates of 0.500% to 2.875%, due 02/15/23 to 04/30/26. The value of the collateral including accrued interest is $3,542,527. (d)	3,473,065
	Total Repurchase Agreements — 0.4%	7,168,328
	(Cost $7,168,328)

Description	Value
Total Investments — 100.2%	$1,939,713,355
(Cost $1,560,102,525) (e)
Net Other Assets and Liabilities — (0.2)%	(3,178,828)
Net Assets — 100.0%	$1,936,534,527

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,918,967 and the total value of the collateral held by the Fund is $7,168,328.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $411,047,167 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,436,337. The net unrealized appreciation was $379,610,830.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,932,545,027	$1,932,545,027	$—	$—
Repurchase Agreements	7,168,328	—	7,168,328	—
Total Investments	$1,939,713,355	$1,932,545,027	$7,168,328	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Biotechnology — 79.5%
2,582,388	ACADIA Pharmaceuticals, Inc. (a)	$42,893,465
1,083,038	Agios Pharmaceuticals, Inc. (a)	49,982,204
2,559,460	Alkermes PLC (a)	78,933,746
341,681	Alnylam Pharmaceuticals, Inc. (a)	64,512,790
244,571	Amgen, Inc.	52,008,023
187,025	Biogen, Inc. (a)	52,926,205
769,681	BioMarin Pharmaceutical, Inc. (a)	59,488,644
262,106	BioNTech SE, ADR (a)	71,552,317
2,266,333	Bluebird Bio, Inc. (a)	43,309,624
532,302	Exact Sciences Corp. (a)	50,808,226
3,612,376	Exelixis, Inc. (a)	76,365,629
4,229,200	FibroGen, Inc. (a)	43,222,424
884,324	Gilead Sciences, Inc.	61,770,031
3,870,435	Grifols S.A., ADR	56,547,055
774,627	Incyte Corp. (a)	53,278,845
1,660,299	Ionis Pharmaceuticals, Inc. (a)	55,686,428
211,752	Moderna, Inc. (a)	81,494,875
638,853	Neurocrine Biosciences, Inc. (a)	61,272,391
103,853	Regeneron Pharmaceuticals, Inc. (a)	62,849,759
905,004	Sarepta Therapeutics, Inc. (a)	83,694,770
414,513	Seagen, Inc. (a)	70,384,307
711,236	Ultragenyx Pharmaceutical, Inc. (a)	64,146,375
328,193	United Therapeutics Corp. (a)	60,577,864
299,870	Vertex Pharmaceuticals, Inc. (a)	54,393,419
		1,452,099,416

	Life Sciences Tools & Services — 16.8%
132,176	Bio-Techne Corp.	64,048,524
157,803	Charles River Laboratories International, Inc. (a)	65,120,564
130,378	Illumina, Inc. (a)	52,882,621
245,021	IQVIA Holdings, Inc. (a)	58,692,330
1,283,552	QIAGEN N.V. (a)	66,333,967
		307,078,006

	Pharmaceuticals — 3.7%
3,767,032	Nektar Therapeutics (a)	67,655,895

	Total Investments — 100.0%	1,826,833,317
	(Cost $1,843,358,453) (b)
	Net Other Assets and Liabilities — (0.0)%	(245,351)
	Net Assets — 100.0%	$1,826,587,966

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $310,943,157 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $327,468,293. The net unrealized depreciation was $16,525,136.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,826,833,317	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Communications Equipment — 7.0%
2,009,703	Ciena Corp. (a)	$103,198,249
8,445,958	Cisco Systems, Inc.	459,713,494
4,705,014	CommScope Holding Co., Inc. (a)	63,941,140
4,108,770	Juniper Networks, Inc.	113,073,351
		739,926,234

	Entertainment — 5.0%
851,501	Netflix, Inc. (a)	519,705,120

	Health Care Technology — 3.7%
1,266,866	Teladoc Health, Inc. (a)	160,651,277
786,018	Veeva Systems, Inc., Class A (a)	226,506,807
		387,158,084

	Hotels, Restaurants & Leisure — 4.5%
1,677,302	Airbnb, Inc., Class A (a)	281,367,410
1,185,762	Expedia Group, Inc. (a)	194,346,392
		475,713,802

	Interactive Media & Services — 29.2%
198,046	Alphabet, Inc., Class A (a)	529,479,942
185,326	Alphabet, Inc., Class C (a)	493,951,241
2,219,082	Facebook, Inc., Class A (a)	753,134,240
1,550,040	Match Group, Inc. (a)	243,340,780
3,771,312	Pinterest, Inc., Class A (a)	192,148,347
4,380,906	Snap, Inc., Class A (a)	323,617,526
4,192,224	Twitter, Inc. (a)	253,168,407
313,326	Zillow Group, Inc., Class A (a)	27,754,417
1,440,651	Zillow Group, Inc., Class C (a)	126,978,979
2,038,790	ZoomInfo Technologies, Inc., Class A (a)	124,753,560
		3,068,327,439

	Internet & Direct Marketing Retail — 15.0%
300,056	Amazon.com, Inc. (a)	985,695,962
3,472,807	eBay, Inc.	241,950,464
907,392	Etsy, Inc. (a)	188,701,241
642,681	Wayfair, Inc., Class A (a) (b)	164,211,422
		1,580,559,089

	IT Services — 14.5%
1,423,340	Akamai Technologies, Inc. (a)	148,867,131
1,938,249	Fastly, Inc., Class A (a)	78,382,790
1,803,045	GoDaddy, Inc., Class A (a)	125,672,236
812,824	Okta, Inc. (a)	192,915,648
2,011,025	PayPal Holdings, Inc. (a)	523,288,815
987,149	Snowflake, Inc., Class A (a)	298,543,472

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
784,865	VeriSign, Inc. (a)	$160,905,174
		1,528,575,266

	Software — 21.1%
3,126,184	Box, Inc., Class A (a)	73,996,775
1,298,969	Citrix Systems, Inc.	139,470,302
4,758,934	Cloudera, Inc. (a)	76,000,176
641,299	Coupa Software, Inc. (a)	140,559,915
1,546,236	Datadog, Inc., Class A (a)	218,560,459
973,631	DocuSign, Inc. (a)	250,641,828
3,646,942	Dropbox, Inc., Class A (a)	106,563,645
2,642,309	Nutanix, Inc., Class A (a)	99,615,049
1,916,819	salesforce.com, Inc. (a)	519,879,649
5,232,212	Vonage Holdings Corp. (a)	84,343,257
975,777	Workday, Inc., Class A (a)	243,836,915
1,002,358	Zoom Video Communications, Inc., Class A (a)	262,116,617
		2,215,584,587
	Total Common Stocks — 100.0%	10,515,549,621
	(Cost $7,862,481,865)

	Money Market Funds — 0.2%
14,964,422	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	14,964,422
9,987,075	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	9,987,075
	Total Money Market Funds — 0.2%	24,951,497
	(Cost $24,951,497)

Principal Value	Description	Value
	Repurchase Agreements — 0.1%
$15,526,538	BNP Paribas S.A, 0.03% (c), dated 09/30/21, due 10/01/21, with a maturity value of $15,526,550. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $15,920,930. (d)	15,526,538
	(Cost $15,526,538)

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Description	Value
Total Investments — 100.3%	$10,556,027,656
(Cost $7,902,959,900) (e)
Net Other Assets and Liabilities — (0.3)%	(36,835,590)
Net Assets — 100.0%	$10,519,192,066

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $27,620,631 and the total value of the collateral held by the Fund is $30,490,960.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,030,367,728 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $377,299,972. The net unrealized appreciation was $2,653,067,756.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,515,549,621	$10,515,549,621	$—	$—
Money Market Funds	24,951,497	24,951,497	—	—
Repurchase Agreements	15,526,538	—	15,526,538	—
Total Investments	$10,556,027,656	$10,540,501,118	$15,526,538	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 6.0%
884,333	General Dynamics Corp.	$173,355,798
443,833	Lockheed Martin Corp.	153,166,768
461,361	Northrop Grumman Corp.	166,159,164
		492,681,730

	Air Freight & Logistics — 1.9%
1,320,085	Expeditors International of Washington, Inc.	157,261,726

	Beverages — 7.8%
2,326,107	Brown-Forman Corp., Class B	155,872,430
2,967,849	Coca-Cola (The) Co.	155,723,037
1,798,502	Monster Beverage Corp. (a)	159,760,932
1,074,231	PepsiCo, Inc.	161,575,085
		632,931,484

	Capital Markets — 10.2%
191,295	BlackRock, Inc.	160,431,465
442,866	Moody’s Corp.	157,266,145
937,479	Nasdaq, Inc.	180,952,197
403,907	S&P Global, Inc.	171,616,045
822,903	T. Rowe Price Group, Inc.	161,865,020
		832,130,872

	Chemicals — 1.8%
586,210	Air Products and Chemicals, Inc.	150,134,243

	Communications Equipment — 2.1%
3,117,069	Cisco Systems, Inc.	169,662,066

	Electrical Equipment — 2.0%
1,721,024	Emerson Electric Co.	162,120,461

	Electronic Equipment, Instruments & Components — 4.4%
2,460,484	Amphenol Corp., Class A	180,181,243
1,079,844	Keysight Technologies, Inc. (a)	177,407,571
		357,588,814

	Equity Real Estate Investment Trusts — 1.9%
592,601	American Tower Corp.	157,282,231

	Food & Staples Retailing — 4.3%
407,891	Costco Wholesale Corp.	183,285,821
1,182,442	Walmart, Inc.	164,808,766
		348,094,587

	Food Products — 4.0%
2,787,455	General Mills, Inc.	166,745,558
929,976	Hershey (The) Co.	157,398,438
		324,143,996

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 7.9%
355,459	Humana, Inc.	$138,326,870
605,485	Laboratory Corp. of America Holdings (a)	170,407,699
1,244,327	Quest Diagnostics, Inc.	180,813,156
398,823	UnitedHealth Group, Inc.	155,836,099
		645,383,824

	Health Care Technology — 1.9%
2,160,944	Cerner Corp.	152,389,771

	Household Durables — 2.1%
1,120,469	Garmin Ltd.	174,188,111

	Household Products — 3.9%
1,983,489	Colgate-Palmolive Co.	149,912,099
1,191,278	Procter & Gamble (The) Co.	166,540,664
		316,452,763

	Industrial Conglomerates — 3.7%
839,579	3M Co.	147,278,948
726,726	Honeywell International, Inc.	154,269,395
		301,548,343

	Insurance — 8.2%
3,151,103	Aflac, Inc.	164,266,999
1,283,148	Allstate (The) Corp.	163,357,572
1,184,367	Marsh & McLennan Cos., Inc.	179,348,695
1,740,347	Progressive (The) Corp.	157,309,965
		664,283,231

	IT Services — 8.0%
536,652	Accenture PLC, Class A	171,685,708
814,137	Automatic Data Processing, Inc.	162,762,269
1,496,529	Paychex, Inc.	168,284,686
674,620	Visa, Inc., Class A	150,271,605
		653,004,268

	Life Sciences Tools & Services — 2.2%
1,123,926	Agilent Technologies, Inc.	177,052,063

	Machinery — 1.9%
732,900	Illinois Tool Works, Inc.	151,439,127

	Multiline Retail — 1.9%
666,479	Target Corp.	152,470,401

	Pharmaceuticals — 5.9%
995,757	Johnson & Johnson	160,814,756
2,145,435	Merck & Co., Inc.	161,143,623
838,274	Zoetis, Inc.	162,742,514
		484,700,893

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail — 3.8%
5,312,176	CSX Corp.	$157,984,114
766,353	Union Pacific Corp.	150,212,852
		308,196,966

	Specialty Retail — 2.1%
520,577	Home Depot (The), Inc.	170,884,606

	Total Investments — 99.9%	8,136,026,577
	(Cost $7,457,258,786) (b)
	Net Other Assets and Liabilities — 0.1%	7,713,843
	Net Assets — 100.0%	$8,143,740,420

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $849,051,880 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $170,284,089. The net unrealized appreciation was $678,767,791.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,136,026,577	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.6%
303,947	General Dynamics Corp.	$59,582,730
264,786	L3Harris Technologies, Inc.	58,316,469
173,707	Lockheed Martin Corp.	59,946,286
168,549	Northrop Grumman Corp.	60,702,922
704,524	Raytheon Technologies Corp.	60,560,883
		299,109,290

	Air Freight & Logistics — 1.0%
677,175	C.H. Robinson Worldwide, Inc.	58,914,225
310,433	United Parcel Service, Inc., Class B	56,529,849
		115,444,074

	Auto Components — 0.5%
1,852,903	Gentex Corp.	61,108,741

	Automobiles — 0.5%
332,708	Toyota Motor Corp., ADR	59,138,847

	Banks — 4.2%
602,384	Bank of Montreal	60,075,756
980,203	Bank of Nova Scotia (The)	60,311,891
526,625	Canadian Imperial Bank of Commerce	58,613,363
888,641	Commerce Bancshares, Inc.	61,920,505
384,363	JPMorgan Chase & Co.	62,916,379
598,155	Royal Bank of Canada	59,504,459
920,506	Toronto-Dominion (The) Bank	60,891,472
1,055,903	U.S. Bancorp	62,762,874
		486,996,699

	Beverages — 2.0%
1,087,543	Coca-Cola (The) Co.	57,063,381
279,792	Constellation Brands, Inc., Class A	58,949,377
313,679	Diageo PLC, ADR	60,540,047
382,741	PepsiCo, Inc.	57,568,074
		234,120,879

	Biotechnology — 1.0%
273,316	Amgen, Inc.	58,120,647
828,529	Gilead Sciences, Inc.	57,872,751
		115,993,398

	Building Products — 0.9%
911,798	A.O. Smith Corp.	55,683,504
808,365	Johnson Controls International PLC	55,033,489
		110,716,993

	Capital Markets — 4.0%
1,185,575	Bank of New York Mellon (The) Corp.	61,460,208
68,584	BlackRock, Inc.	57,518,657
482,895	Cboe Global Markets, Inc.	59,811,375

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
312,707	CME Group, Inc.	$60,471,280
155,482	Goldman Sachs Group (The), Inc.	58,776,861
647,353	Houlihan Lokey, Inc.	59,621,211
596,091	Morgan Stanley	58,005,615
286,052	T. Rowe Price Group, Inc.	56,266,428
		471,931,635

	Chemicals — 3.0%
227,721	Air Products and Chemicals, Inc.	58,321,625
435,599	International Flavors & Fragrances, Inc.	58,248,298
194,543	Linde PLC	57,075,025
181,711	NewMarket Corp.	61,558,236
401,838	PPG Industries, Inc.	57,466,852
654,344	Sensient Technologies Corp.	59,597,652
		352,267,688

	Commercial Services & Supplies — 1.0%
475,863	Republic Services, Inc.	57,132,112
384,946	Waste Management, Inc.	57,495,534
		114,627,646

	Communications Equipment — 1.0%
1,051,932	Cisco Systems, Inc.	57,256,659
2,134,034	Juniper Networks, Inc.	58,728,616
		115,985,275

	Containers & Packaging — 1.5%
420,788	Packaging Corp. of America	57,833,103
1,480,173	Silgan Holdings, Inc.	56,779,436
976,946	Sonoco Products Co.	58,206,443
		172,818,982

	Diversified Telecommunication Services — 2.0%
2,160,699	AT&T, Inc.	58,360,480
1,169,766	BCE, Inc.	58,558,486
2,638,804	TELUS Corp.	57,948,136
1,083,535	Verizon Communications, Inc.	58,521,725
		233,388,827

	Electric Utilities — 10.4%
975,649	ALLETE, Inc.	58,070,629
1,015,414	Alliant Energy Corp.	56,842,876
705,795	American Electric Power Co., Inc.	57,296,438
1,173,038	Avangrid, Inc.	57,009,647
590,051	Duke Energy Corp.	57,583,077
536,867	Entergy Corp.	53,316,262
914,917	Evergy, Inc.	56,907,837
705,201	Eversource Energy	57,657,234
1,182,713	Exelon Corp.	57,172,346

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
1,305,053	Fortis, Inc.	$57,853,000
1,439,584	Hawaiian Electric Industries, Inc.	58,778,215
567,498	IDACORP, Inc.	58,667,943
775,523	MGE Energy, Inc.	57,000,941
719,703	NextEra Energy, Inc.	56,511,080
1,751,866	OGE Energy Corp.	57,741,503
1,072,663	Otter Tail Corp.	60,036,948
798,376	Pinnacle West Capital Corp.	57,770,487
1,187,251	PNM Resources, Inc.	58,745,179
2,054,247	PPL Corp.	57,272,406
919,209	Southern (The) Co.	56,963,382
926,740	Xcel Energy, Inc.	57,921,250
		1,207,118,680

	Electrical Equipment — 2.0%
1,695,289	ABB Ltd., ADR	56,554,841
621,029	Emerson Electric Co.	58,500,932
320,202	Hubbell, Inc.	57,850,895
194,375	Rockwell Automation, Inc.	57,154,025
		230,060,693

	Electronic Equipment, Instruments & Components — 1.5%
1,602,413	Avnet, Inc.	59,241,209
1,547,580	Corning, Inc.	56,471,194
421,334	TE Connectivity Ltd.	57,815,451
		173,527,854

	Equity Real Estate Investment Trusts — 4.4%
300,606	Alexandria Real Estate Equities, Inc.	57,436,788
201,906	American Tower Corp.	53,587,871
395,404	Camden Property Trust	58,310,228
314,062	Crown Castle International Corp.	54,433,226
1,197,162	Duke Realty Corp.	57,308,145
312,560	Mid-America Apartment Communities, Inc.	58,370,580
455,547	Prologis, Inc.	57,139,260
188,355	Public Storage	55,960,271
869,585	Realty Income Corp.	56,401,283
		508,947,652

	Food & Staples Retailing — 0.5%
411,885	Walmart, Inc.	57,408,531

	Food Products — 6.0%
971,458	Archer-Daniels-Midland Co.	58,297,195
1,380,107	Campbell Soup Co.	57,702,274
1,000,723	General Mills, Inc.	59,863,250
339,000	Hershey (The) Co.	57,375,750
1,409,893	Hormel Foods Corp.	57,805,613
677,490	Ingredion, Inc.	60,303,385

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
385,803	J & J Snack Foods Corp.	$58,958,414
480,842	J.M. Smucker (The) Co.	57,715,465
927,476	Kellogg Co.	59,284,266
348,029	Lancaster Colony Corp.	58,750,775
686,430	McCormick & Co., Inc.	55,621,423
972,902	Mondelez International, Inc., Class A	56,603,438
		698,281,248

	Gas Utilities — 3.0%
659,628	Atmos Energy Corp.	58,179,190
480,647	Chesapeake Utilities Corp.	57,701,672
1,683,634	New Jersey Resources Corp.	58,607,299
918,920	ONE Gas, Inc.	58,231,960
949,031	Spire, Inc.	58,061,717
1,378,490	UGI Corp.	58,751,244
		349,533,082

	Health Care Equipment & Supplies — 1.4%
470,831	Abbott Laboratories	55,619,266
714,456	Baxter International, Inc.	57,463,696
456,713	Medtronic PLC	57,248,975
		170,331,937

	Health Care Providers & Services — 2.9%
482,023	AmerisourceBergen Corp.	57,577,647
695,112	CVS Health Corp.	58,987,204
1,665,514	Fresenius Medical Care AG & Co. KGaA, ADR	58,243,025
1,515,662	Premier, Inc., Class A	58,747,059
381,228	Quest Diagnostics, Inc.	55,396,241
142,456	UnitedHealth Group, Inc.	55,663,258
		344,614,434

	Hotels, Restaurants & Leisure — 1.5%
245,899	McDonald’s Corp.	59,288,708
525,780	Starbucks Corp.	57,998,792
468,131	Yum! Brands, Inc.	57,257,102
		174,544,602

	Household Durables — 0.5%
352,094	Garmin Ltd.	54,736,533

	Household Products — 2.0%
356,794	Clorox (The) Co.	59,088,654
771,862	Colgate-Palmolive Co.	58,337,330
437,085	Kimberly-Clark Corp.	57,887,538
411,454	Procter & Gamble (The) Co.	57,521,269
		232,834,791

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Industrial Conglomerates — 1.0%
325,665	3M Co.	$57,128,154
272,528	Honeywell International, Inc.	57,852,244
		114,980,398

	Insurance — 7.6%
1,129,109	Aflac, Inc.	58,860,452
453,682	Allstate (The) Corp.	57,758,255
402,442	Arthur J. Gallagher & Co.	59,823,003
370,182	Assurant, Inc.	58,396,211
1,298,425	Axis Capital Holdings Ltd.	59,779,487
330,502	Chubb Ltd.	57,335,487
1,399,157	CNA Financial Corp.	58,708,628
320,344	Erie Indemnity Co., Class A	57,155,776
232,086	Everest Re Group Ltd.	58,202,527
458,924	Hanover Insurance Group (The), Inc.	59,485,729
858,409	Hartford Financial Services Group (The), Inc.	60,303,232
379,579	Marsh & McLennan Cos., Inc.	57,479,648
1,186,290	Sun Life Financial, Inc.	61,034,621
385,120	Travelers (The) Cos., Inc.	58,542,091
259,213	Willis Towers Watson PLC	60,256,654
		883,121,801

	IT Services — 3.6%
768,028	Amdocs Ltd.	58,147,400
295,722	Automatic Data Processing, Inc.	59,120,742
357,530	Broadridge Financial Solutions, Inc.	59,578,799
2,583,152	Infosys Ltd., ADR	57,475,132
437,737	International Business Machines Corp.	60,814,801
714,020	MAXIMUS, Inc.	59,406,464
542,466	Paychex, Inc.	61,000,302
		415,543,640

	Machinery — 3.5%
308,106	Caterpillar, Inc.	59,147,109
265,463	Cummins, Inc.	59,612,371
985,623	Donaldson Co., Inc.	56,584,616
272,859	Illinois Tool Works, Inc.	56,380,855
448,252	Lincoln Electric Holdings, Inc.	57,730,375
736,105	PACCAR, Inc.	58,093,407
277,491	Snap-on, Inc.	57,981,745
		405,530,478

	Media — 0.5%
1,040,761	Comcast Corp., Class A	58,209,763

	Multiline Retail — 0.5%
242,805	Target Corp.	55,546,500

	Multi-Utilities — 5.4%
704,608	Ameren Corp.	57,073,248

Shares	Description	Value
	Common Stocks (Continued)
	Multi-Utilities (Continued)
1,483,161	Avista Corp.	$58,021,258
911,934	Black Hills Corp.	57,232,978
950,874	CMS Energy Corp.	56,795,704
801,974	Consolidated Edison, Inc.	58,215,293
788,102	Dominion Energy, Inc.	57,547,208
516,042	DTE Energy Co.	57,647,052
980,366	NorthWestern Corp.	56,174,972
947,198	Public Service Enterprise Group, Inc.	57,684,358
448,698	Sempra Energy	56,760,297
646,145	WEC Energy Group, Inc.	56,989,989
		630,142,357

	Oil, Gas & Consumable Fuels — 0.5%
1,512,542	Enbridge, Inc.	60,199,172

	Personal Products — 0.5%
1,084,134	Unilever PLC, ADR	58,781,746

	Pharmaceuticals — 5.0%
1,005,004	AstraZeneca PLC, ADR	60,360,540
971,778	Bristol-Myers Squibb Co.	57,500,104
253,809	Eli Lilly & Co.	58,642,570
1,513,320	GlaxoSmithKline PLC, ADR	57,823,957
358,906	Johnson & Johnson	57,963,319
817,357	Merck & Co., Inc.	61,391,684
710,054	Novartis AG, ADR	58,068,216
589,930	Novo Nordisk A/S, ADR	56,639,179
1,330,148	Pfizer, Inc.	57,209,666
1,227,656	Sanofi, ADR	59,185,296
		584,784,531

	Professional Services — 1.0%
583,896	Robert Half International, Inc.	58,582,286
508,321	Thomson Reuters Corp.	56,159,304
		114,741,590

	Road & Rail — 1.5%
515,906	Canadian National Railway Co.	59,664,529
243,388	Norfolk Southern Corp.	58,230,579
297,129	Union Pacific Corp.	58,240,255
		176,135,363

	Semiconductors & Semiconductor Equipment — 2.0%
346,899	Analog Devices, Inc.	58,098,645
1,109,712	Intel Corp.	59,125,455
512,576	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,229,110
305,275	Texas Instruments, Inc.	58,676,908
		233,130,118

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software — 1.5%
1,166,982	Open Text Corp.	$56,878,703
682,286	Oracle Corp.	59,447,579
422,453	SAP SE, ADR	57,048,053
		173,374,335

	Specialty Retail — 1.0%
177,510	Home Depot (The), Inc.	58,269,433
286,415	Lowe’s Cos., Inc.	58,102,147
		116,371,580

	Technology Hardware, Storage & Peripherals — 0.5%
2,424,435	Canon, Inc., ADR	59,107,725

	Trading Companies & Distributors — 2.0%
1,111,393	Fastenal Co.	57,358,993
744,588	MSC Industrial Direct Co., Inc., Class A	59,708,512
145,461	W.W. Grainger, Inc.	57,174,900
214,916	Watsco, Inc.	56,871,072
		231,113,477

	Water Utilities — 0.5%
667,186	American States Water Co.	57,057,747

	Wireless Telecommunication Services — 0.5%
1,265,992	Rogers Communications, Inc., Class B	59,045,867

	Total Investments — 99.9%	11,632,507,199
	(Cost $9,964,268,016) (a)
	Net Other Assets and Liabilities — 0.1%	7,395,632
	Net Assets — 100.0%	$11,639,902,831

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,817,587,624 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $149,348,441. The net unrealized appreciation was $1,668,239,183.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,632,507,199	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds.

Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Nasdaq® and The Capital Strength IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Automobiles — 1.1%
17,887	Tesla, Inc. (a)	$13,871,011

	Beverages — 3.0%
385,388	Keurig Dr Pepper, Inc.	13,164,854
142,564	Monster Beverage Corp. (a)	12,663,960
87,277	PepsiCo, Inc.	13,127,334
		38,956,148

	Biotechnology — 8.0%
61,853	Amgen, Inc.	13,153,040
45,177	Biogen, Inc. (a)	12,784,639
188,821	Gilead Sciences, Inc.	13,189,147
178,224	Incyte Corp. (a)	12,258,247
32,145	Moderna, Inc. (a)	12,371,325
20,722	Regeneron Pharmaceuticals, Inc. (a)	12,540,540
87,459	Seagen, Inc. (a)	14,850,538
71,795	Vertex Pharmaceuticals, Inc. (a)	13,022,895
		104,170,371

	Commercial Services & Supplies — 2.0%
34,296	Cintas Corp.	13,055,115
92,620	Copart, Inc. (a)	12,848,247
		25,903,362

	Communications Equipment — 1.0%
238,304	Cisco Systems, Inc.	12,970,887

	Electric Utilities — 3.0%
158,748	American Electric Power Co., Inc.	12,887,163
267,557	Exelon Corp.	12,933,705
208,795	Xcel Energy, Inc.	13,049,687
		38,870,555

	Electronic Equipment, Instruments & Components — 1.0%
70,755	CDW Corp.	12,878,825

	Entertainment — 4.3%
170,969	Activision Blizzard, Inc.	13,231,291
100,701	Electronic Arts, Inc.	14,324,717
163,325	NetEase, Inc., ADR	13,947,955
23,160	Netflix, Inc. (a)	14,135,475
		55,639,438

	Food & Staples Retailing — 2.0%
29,454	Costco Wholesale Corp.	13,235,155
271,518	Walgreens Boots Alliance, Inc.	12,774,922
		26,010,077

	Food Products — 2.0%
366,577	Kraft Heinz (The) Co.	13,497,365

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
220,672	Mondelez International, Inc., Class A	$12,838,697
		26,336,062

	Health Care Equipment & Supplies — 3.9%
18,782	Align Technology, Inc. (a)	12,498,106
24,021	Dexcom, Inc. (a)	13,136,124
20,456	IDEXX Laboratories, Inc. (a)	12,721,586
13,032	Intuitive Surgical, Inc. (a)	12,955,763
		51,311,579

	Health Care Technology — 1.0%
179,362	Cerner Corp.	12,648,608

	Hotels, Restaurants & Leisure — 4.2%
5,762	Booking Holdings, Inc. (a)	13,678,239
93,197	Marriott International, Inc., Class A (a)	13,801,544
118,989	Starbucks Corp.	13,125,676
473,345	Trip.com Group Ltd., ADR (a)	14,555,359
		55,160,818

	Industrial Conglomerates — 1.0%
61,754	Honeywell International, Inc.	13,109,139

	Interactive Media & Services — 4.0%
2,393	Alphabet, Inc., Class A (a)	6,397,733
2,385	Alphabet, Inc., Class C (a)	6,356,764
83,514	Baidu, Inc., ADR (a)	12,840,277
37,081	Facebook, Inc., Class A (a)	12,584,921
85,934	Match Group, Inc. (a)	13,490,779
		51,670,474

	Internet & Direct Marketing Retail — 4.8%
3,886	Amazon.com, Inc. (a)	12,765,665
181,707	eBay, Inc.	12,659,527
173,667	JD.com, Inc., ADR (a)	12,545,704
7,167	MercadoLibre, Inc. (a)	12,036,260
134,694	Pinduoduo, Inc., ADR (a)	12,212,705
		62,219,861

	IT Services — 7.1%
68,041	Automatic Data Processing, Inc.	13,602,757
178,957	Cognizant Technology Solutions Corp., Class A	13,280,399
124,633	Fiserv, Inc. (a)	13,522,680
52,641	Okta, Inc. (a)	12,493,815
124,173	Paychex, Inc.	13,963,254
48,662	PayPal Holdings, Inc. (a)	12,662,339
61,786	VeriSign, Inc. (a)	12,666,748
		92,191,992

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Leisure Products — 0.9%
130,313	Peloton Interactive, Inc., Class A (a)	$11,343,747

	Life Sciences Tools & Services — 0.9%
30,262	Illumina, Inc. (a)	12,274,570

	Machinery — 1.0%
165,095	PACCAR, Inc.	13,029,297

	Media — 4.2%
17,746	Charter Communications, Inc., Class A (a)	12,911,280
236,673	Comcast Corp., Class A	13,237,121
179,362	Fox Corp., Class A	7,194,210
193,413	Fox Corp., Class B	7,179,490
2,222,732	Sirius XM Holdings, Inc. (b)	13,558,665
		54,080,766

	Multiline Retail — 1.1%
150,641	Dollar Tree, Inc. (a)	14,419,357

	Professional Services — 1.0%
67,039	Verisk Analytics, Inc.	13,425,901

	Road & Rail — 1.0%
444,400	CSX Corp.	13,216,456

	Semiconductors & Semiconductor Equipment — 16.8%
129,251	Advanced Micro Devices, Inc. (a)	13,299,928
78,610	Analog Devices, Inc.	13,165,603
96,264	Applied Materials, Inc.	12,392,065
15,709	ASML Holding N.V.	11,704,933
26,746	Broadcom, Inc.	12,969,938
249,069	Intel Corp.	13,270,396
36,571	KLA Corp.	12,233,365
22,213	Lam Research Corp.	12,642,529
216,456	Marvell Technology, Inc.	13,054,461
83,437	Microchip Technology, Inc.	12,806,745
182,668	Micron Technology, Inc.	12,965,775
61,282	NVIDIA Corp.	12,695,179
64,517	NXP Semiconductors N.V.	12,636,945
100,829	QUALCOMM, Inc.	13,004,925
77,139	Skyworks Solutions, Inc.	12,710,964
68,710	Texas Instruments, Inc.	13,206,749
87,476	Xilinx, Inc.	13,208,001
		217,968,501

	Software — 13.6%
20,624	Adobe, Inc. (a)	11,873,649
36,953	ANSYS, Inc. (a)	12,580,649
33,457	Atlassian Corp. PLC, Class A (a)	13,095,739
46,668	Autodesk, Inc. (a)	13,308,313
82,457	Cadence Design Systems, Inc. (a)	12,487,288

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
114,770	Check Point Software Technologies Ltd. (a)	$12,973,601
51,542	Crowdstrike Holdings, Inc., Class A (a)	12,667,993
49,120	DocuSign, Inc. (a)	12,644,962
23,945	Intuit, Inc.	12,918,567
44,905	Microsoft Corp.	12,659,618
89,065	Splunk, Inc. (a)	12,888,596
41,542	Synopsys, Inc. (a)	12,438,090
50,428	Workday, Inc., Class A (a)	12,601,453
47,558	Zoom Video Communications, Inc., Class A (a)	12,436,417
		177,574,935

	Specialty Retail — 2.0%
22,397	O’Reilly Automotive, Inc. (a)	13,685,911
117,963	Ross Stores, Inc.	12,840,272
		26,526,183

	Technology Hardware, Storage & Peripherals — 1.0%
92,227	Apple, Inc.	13,050,120

	Textiles, Apparel & Luxury Goods — 1.0%
31,636	Lululemon Athletica, Inc. (a)	12,803,089

	Trading Companies & Distributors — 1.0%
255,006	Fastenal Co.	13,160,860

	Wireless Telecommunication Services — 1.0%
105,139	T-Mobile US, Inc. (a)	13,432,559
	Total Common Stocks — 99.9%	1,300,225,548
	(Cost $1,049,042,780)

	Money Market Funds — 0.5%
6,135,968	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	6,135,968
	(Cost $6,135,968)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.5%
$6,366,457	BNP Paribas S.A., 0.03% (c), dated 09/30/21, due 10/01/21, with a maturity value of $6,366,462. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $6,528,172. (d)	$6,366,457
	(Cost $6,366,457)

	Total Investments — 100.9%	1,312,727,973
	(Cost $1,061,545,205) (e)
	Net Other Assets and Liabilities — (0.9)%	(11,202,180)
	Net Assets — 100.0%	$1,301,525,793

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,202,367 and the total value of the collateral held by the Fund is $12,502,425.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $271,565,708 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,382,940. The net unrealized appreciation was $251,182,768.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,300,225,548	$1,300,225,548	$—	$—
Money Market Funds	6,135,968	6,135,968	—	—
Repurchase Agreements	6,366,457	—	6,366,457	—
Total Investments	$1,312,727,973	$1,306,361,516	$6,366,457	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Electronic Equipment, Instruments & Components — 2.5%
505,672	CDW Corp.	$92,042,418

	Interactive Media & Services — 10.1%
17,100	Alphabet, Inc., Class A (a)	45,717,192
17,044	Alphabet, Inc., Class C (a)	45,427,543
596,417	Baidu, Inc., ADR (a)	91,699,114
265,112	Facebook, Inc., Class A (a)	89,976,362
615,179	Match Group, Inc. (a)	96,576,951
		369,397,162

	IT Services — 7.5%
1,278,239	Cognizant Technology Solutions Corp., Class A	94,858,116
375,718	Okta, Inc. (a)	89,172,910
441,571	VeriSign, Inc. (a)	90,526,471
		274,557,497

	Semiconductors & Semiconductor Equipment — 42.5%
923,268	Advanced Micro Devices, Inc. (a)	95,004,277
560,397	Analog Devices, Inc.	93,855,290
687,279	Applied Materials, Inc.	88,473,426
112,284	ASML Holding N.V.	83,663,931
190,648	Broadcom, Inc.	92,450,935
1,778,677	Intel Corp.	94,767,911
261,368	KLA Corp.	87,430,210
158,688	Lam Research Corp.	90,317,275
1,545,001	Marvell Technology, Inc.	93,179,010
595,863	Microchip Technology, Inc.	91,459,012
1,304,733	Micron Technology, Inc.	92,609,948
437,817	NVIDIA Corp.	90,698,170
460,442	NXP Semiconductors N.V.	90,186,774
720,223	QUALCOMM, Inc.	92,894,362
550,357	Skyworks Solutions, Inc.	90,687,826
490,579	Texas Instruments, Inc.	94,294,190
624,695	Xilinx, Inc.	94,322,698
		1,556,295,245

	Software — 34.7%
147,360	Adobe, Inc. (a)	84,838,099
264,073	ANSYS, Inc. (a)	89,903,653
238,493	Atlassian Corp. PLC, Class A (a)	93,350,930
333,629	Autodesk, Inc. (a)	95,140,982
588,761	Cadence Design Systems, Inc. (a)	89,161,966
820,054	Check Point Software Technologies Ltd. (a)	92,698,904
368,664	Crowdstrike Holdings, Inc., Class A (a)	90,610,238
351,041	DocuSign, Inc. (a)	90,368,485
171,027	Intuit, Inc.	92,270,777
320,859	Microsoft Corp.	90,456,569
636,880	Splunk, Inc. (a)	92,162,905

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
296,693	Synopsys, Inc. (a)	$88,832,851
360,543	Workday, Inc., Class A (a)	90,096,090
339,301	Zoom Video Communications, Inc., Class A (a)	88,727,211
		1,268,619,660

	Technology Hardware, Storage & Peripherals — 2.6%
659,423	Apple, Inc.	93,308,355

	Total Investments — 99.9%	3,654,220,337
	(Cost $2,767,776,729) (b)
	Net Other Assets and Liabilities — 0.1%	3,490,976
	Net Assets — 100.0%	$3,657,711,313

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $939,418,821 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $52,975,213. The net unrealized appreciation was $886,443,608.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,654,220,337	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Automobiles — 1.8%
3,294	Tesla, Inc. (b)	$2,554,431

	Beverages — 4.9%
71,028	Keurig Dr Pepper, Inc.	2,426,316
26,249	Monster Beverage Corp. (b)	2,331,699
16,073	PepsiCo, Inc.	2,417,540
		7,175,555

	Biotechnology — 13.2%
11,386	Amgen, Inc.	2,421,233
8,306	Biogen, Inc. (b)	2,350,515
34,766	Gilead Sciences, Inc.	2,428,405
32,841	Incyte Corp. (b)	2,258,804
5,898	Moderna, Inc. (b)	2,269,904
3,814	Regeneron Pharmaceuticals, Inc. (b)	2,308,157
16,098	Seagen, Inc. (b)	2,733,440
13,238	Vertex Pharmaceuticals, Inc. (b)	2,401,241
		19,171,699

	Commercial Services & Supplies — 3.3%
6,317	Cintas Corp.	2,404,629
17,072	Copart, Inc. (b)	2,368,228
		4,772,857

	Communications Equipment — 1.6%
43,891	Cisco Systems, Inc.	2,388,987

	Electric Utilities — 4.9%
29,269	American Electric Power Co., Inc.	2,376,057
49,386	Exelon Corp.	2,387,319
38,489	Xcel Energy, Inc.	2,405,563
		7,168,939

	Entertainment — 7.0%
31,496	Activision Blizzard, Inc.	2,437,475
18,554	Electronic Arts, Inc.	2,639,306
30,102	NetEase, Inc., ADR	2,570,711
4,264	Netflix, Inc. (b)	2,602,490
		10,249,982

	Food & Staples Retailing — 3.3%
5,424	Costco Wholesale Corp.	2,437,274
50,013	Walgreens Boots Alliance, Inc.	2,353,112
		4,790,386

	Food Products — 3.3%
67,578	Kraft Heinz (The) Co.	2,488,222
40,641	Mondelez International, Inc., Class A	2,364,493
		4,852,715

	Health Care Equipment & Supplies — 6.5%
3,461	Align Technology, Inc. (b)	2,303,053

Shares	Description	Value
	Common Stocks (a) (Continued)
	Health Care Equipment & Supplies (Continued)
4,419	Dexcom, Inc. (b)	$2,416,575
3,767	IDEXX Laboratories, Inc. (b)	2,342,697
2,399	Intuitive Surgical, Inc. (b)	2,384,966
		9,447,291

	Health Care Technology — 1.6%
33,067	Cerner Corp.	2,331,885

	Hotels, Restaurants & Leisure — 7.0%
1,065	Booking Holdings, Inc. (b)	2,528,172
17,200	Marriott International, Inc., Class A (b)	2,547,148
21,930	Starbucks Corp.	2,419,098
87,189	Trip.com Group Ltd., ADR (b)	2,681,062
		10,175,480

	Industrial Conglomerates — 1.7%
11,374	Honeywell International, Inc.	2,414,473

	Internet & Direct Marketing Retail — 7.9%
716	Amazon.com, Inc. (b)	2,352,089
33,470	eBay, Inc.	2,331,855
31,980	JD.com, Inc., ADR (b)	2,310,235
1,322	MercadoLibre, Inc. (b)	2,220,167
24,841	Pinduoduo, Inc., ADR (b)	2,252,333
		11,466,679

	IT Services — 6.8%
12,525	Automatic Data Processing, Inc.	2,503,998
22,943	Fiserv, Inc. (b)	2,489,316
22,872	Paychex, Inc.	2,571,956
8,972	PayPal Holdings, Inc. (b)	2,334,604
		9,899,874

	Leisure Products — 1.4%
24,051	Peloton Interactive, Inc., Class A (b)	2,093,640

	Life Sciences Tools & Services — 1.6%
5,575	Illumina, Inc. (b)	2,261,276

	Machinery — 1.7%
30,382	PACCAR, Inc.	2,397,747

	Media — 6.8%
3,266	Charter Communications, Inc., Class A (b)	2,376,211
43,610	Comcast Corp., Class A	2,439,108
33,082	Fox Corp., Class A	1,326,919
35,652	Fox Corp., Class B	1,323,402
408,412	Sirius XM Holdings, Inc. (c)	2,491,313
		9,956,953

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Multiline Retail — 1.8%
27,745	Dollar Tree, Inc. (b)	$2,655,751

	Professional Services — 1.7%
12,349	Verisk Analytics, Inc.	2,473,134

	Road & Rail — 1.7%
81,830	CSX Corp.	2,433,624

	Specialty Retail — 3.4%
4,125	O’Reilly Automotive, Inc. (b)	2,520,622
21,769	Ross Stores, Inc.	2,369,556
		4,890,178

	Textiles, Apparel & Luxury Goods — 1.6%
5,824	Lululemon Athletica, Inc. (b)	2,356,973

	Trading Companies & Distributors — 1.7%
46,932	Fastenal Co.	2,422,161

	Wireless Telecommunication Services — 1.7%
19,424	T-Mobile US, Inc. (b)	2,481,610
	Total Common Stocks — 99.9%	145,284,280
	(Cost $113,646,326)

	Money Market Funds — 0.9%
1,079,936	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	1,079,936
256,876	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	256,876
	Total Money Market Funds — 0.9%	1,336,812
	(Cost $1,336,812)

Principal Value	Description	Value
	Repurchase Agreements — 0.8%
$1,120,502	BNP Paribas S.A., 0.03% (d), dated 09/30/21, due 10/01/21, with a maturity value of $1,120,503. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $1,148,964. (e)	1,120,502
	(Cost $1,120,502)

Description	Value

Total Investments — 101.6%	$147,741,594
(Cost $116,103,640) (f)
Net Other Assets and Liabilities — (1.6)%	(2,272,194)
Net Assets — 100.0%	$145,469,400

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,147,627 and the total value of the collateral held by the Fund is $2,200,438.
(d)	Rate shown reflects yield as of September 30, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,607,949 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,969,995. The net unrealized appreciation was $31,637,954.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$145,284,280	$145,284,280	$—	$—
Money Market Funds	1,336,812	1,336,812	—	—
Repurchase Agreements	1,120,502	—	1,120,502	—
Total Investments	$147,741,594	$146,621,092	$1,120,502	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Automobiles — 20.8%
5,342,446	NIO, Inc., ADR (a)	$190,351,351
378,243	Niu Technologies, ADR (a)	8,763,890
285,452	Tesla, Inc. (a)	221,362,317
949,573	Workhorse Group, Inc. (a) (b)	7,264,233
2,470,725	XPeng, Inc., ADR (a)	87,809,567
		515,551,358

	Chemicals — 9.9%
876,435	Albemarle Corp.	191,912,972
1,237,575	Livent Corp. (a)	28,600,358
476,453	Sociedad Quimica y Minera de Chile S.A., ADR	25,595,055
		246,108,385

	Construction & Engineering — 0.8%
255,791	Ameresco, Inc., Class A (a)	14,945,868
273,486	Infrastructure and Energy Alternatives, Inc. (a)	3,125,945
350,200	ReneSola Ltd., ADR (a) (b)	2,300,814
		20,372,627

	Electrical Equipment — 20.1%
273,563	Acuity Brands, Inc.	47,427,617
392,903	Advent Technologies Holdings, Inc. (a) (b)	3,418,256
217,023	American Superconductor Corp. (a)	3,164,195
972,912	Array Technologies, Inc. (a)	18,018,330
2,279,951	Ballard Power Systems, Inc. (a) (b)	32,033,312
322,983	Blink Charging Co. (a) (b)	9,240,544
1,117,130	Bloom Energy Corp., Class A (a)	20,912,674
677,322	CBAK Energy Technology, Inc. (a) (b)	1,578,160
2,346,284	ChargePoint Holdings, Inc. (a) (b)	46,902,217
325,773	EnerSys	24,250,542
645,840	FTC Solar, Inc. (a)	5,031,094
2,470,648	FuelCell Energy, Inc. (a) (b)	16,528,635
203,011	LSI Industries, Inc.	1,573,335
4,029,385	Plug Power, Inc. (a)	102,910,493
1,027,011	Romeo Power, Inc. (a) (b)	5,083,705
796,350	Shoals Technologies Group, Inc., Class A (a)	22,202,238
1,003,666	Stem, Inc. (a)	23,977,581
1,577,661	Sunrun, Inc. (a)	69,417,084
207,266	Sunworks, Inc. (a) (b)	1,272,613
285,360	TPI Composites, Inc. (a)	9,630,900
243,925	Vicor Corp. (a)	32,724,978
		497,298,503

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 2.1%
293,979	Advanced Energy Industries, Inc.	$25,796,657
346,550	Itron, Inc. (a)	26,209,577
		52,006,234

	Independent Power and Renewable Electricity Producers — 9.5%
849,098	Atlantica Sustainable Infrastructure PLC	29,302,372
369,233	Azure Power Global Ltd. (a) (b)	8,123,126
2,106,356	Brookfield Renewable Partners, L.P. (c)	77,745,600
626,372	Clearway Energy, Inc., Class C	18,960,281
586,984	NextEra Energy Partners, L.P. (c) (d)	44,235,114
428,997	Ormat Technologies, Inc.	28,575,490
857,928	Sunnova Energy International, Inc. (a)	28,260,148
		235,202,131

	Machinery — 0.9%
164,876	GreenPower Motor Co., Inc. (a)	2,453,355
1,444,090	Lion Electric (The) Co. (a) (b)	18,224,416
		20,677,771

	Metals & Mining — 1.8%
1,361,734	MP Materials Corp. (a) (b)	43,888,687

	Mortgage Real Estate Investment Trusts — 1.3%
602,292	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,210,576

	Oil, Gas & Consumable Fuels — 0.8%
384,853	Renewable Energy Group, Inc. (a)	19,319,620

	Semiconductors & Semiconductor Equipment — 31.9%
1,452,891	Allegro MicroSystems, Inc. (a)	46,434,397
459,646	Canadian Solar, Inc. (a) (b)	15,899,155
887,799	Cree, Inc. (a)	71,672,013
446,658	Daqo New Energy Corp., ADR (a)	25,459,506
1,008,866	Enphase Energy, Inc. (a)	151,299,634
814,519	First Solar, Inc. (a)	77,753,984
305,256	JinkoSolar Holding Co., Ltd., ADR (a) (b)	13,983,777
338,589	Maxeon Solar Technologies Ltd. (a) (b)	5,969,324
255,683	O2Micro International Ltd., ADR (a) (b)	1,544,325

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
3,226,461	ON Semiconductor Corp. (a)	$147,675,120
461,889	Power Integrations, Inc.	45,722,392
362,361	SolarEdge Technologies, Inc. (a)	96,105,385
1,324,252	SunPower Corp. (a) (b)	30,034,035
360,987	Universal Display Corp.	61,714,338
		791,267,385
	Total Common Stocks — 99.9%	2,473,903,277
	(Cost $2,419,991,704)

	Money Market Funds — 2.8%
70,055,611	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	70,055,611
	(Cost $70,055,611)

Principal Value	Description	Value
	Repurchase Agreements — 2.9%
$72,687,141	BNP Paribas S.A., 0.03% (e), dated 09/30/21, due 10/01/21, with a maturity value of $72,687,201. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $74,533,481. (f)	72,687,141
	(Cost $72,687,141)

	Total Investments — 105.6%	2,616,646,029
	(Cost $2,562,734,456) (g)
	Net Other Assets and Liabilities — (5.6)%	(138,679,339)
	Net Assets — 100.0%	$2,477,966,690

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $140,368,633 and the total value of the collateral held by the Fund is $142,742,752.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $252,749,641 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $198,838,068. The net unrealized appreciation was $53,911,573.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,473,903,277	$2,473,903,277	$—	$—
Money Market Funds	70,055,611	70,055,611	—	—
Repurchase Agreements	72,687,141	—	72,687,141	—
Total Investments	$2,616,646,029	$2,543,958,888	$72,687,141	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.4%
	Diversified REITs — 5.0%
12,144	Alexander & Baldwin, Inc.	$284,655
1,741	Alpine, Inc.ome Property Trust, Inc.	31,982
8,811	American Assets Trust, Inc.	329,708
10,220	Armada Hoffler Properties, Inc.	136,642
26,602	Broadstone Net Lease, Inc.	659,996
1,003	CTO Realty Growth, Inc.	53,921
82,487	DigitalBridge Group, Inc. (a)	497,397
23,680	Empire State Realty Trust, Inc., Class A	237,510
19,808	Essential Properties Realty Trust, Inc.	553,039
6,156	Gladstone Commercial Corp.	129,461
16,805	Global Net Lease, Inc.	269,216
2,688	One Liberty Properties, Inc.	81,957
3,370	PS Business Parks, Inc.	528,214
40,958	STORE Capital Corp.	1,311,885
38,392	VEREIT, Inc.	1,736,470
14,171	Washington Real Estate Investment Trust	350,732
30,873	WP Carey, Inc.	2,254,964
		9,447,749

	Health Care REITs — 10.7%
16,258	CareTrust REIT, Inc.	330,363
3,890	Community Healthcare Trust, Inc.	175,789
39,932	Diversified Healthcare Trust	135,369
10,114	Global Medical REIT, Inc.	148,676
24,378	Healthcare Realty Trust, Inc.	725,977
36,656	Healthcare Trust of America, Inc., Class A	1,087,217
90,284	Healthpeak Properties, Inc.	3,022,708
6,598	LTC Properties, Inc.	209,091
99,786	Medical Properties Trust, Inc.	2,002,705
7,684	National Health Investors, Inc.	411,094
40,011	Omega Healthcare Investors, Inc.	1,198,730
36,417	Physicians Realty Trust	641,667
36,992	Sabra Health Care REIT, Inc.	544,522
2,148	Universal Health Realty Income Trust	118,720
65,912	Ventas, Inc.	3,639,020
70,789	Welltower, Inc.	5,833,014
		20,224,662

	Hotel & Resort REITs — 3.7%
35,579	Apple Hospitality REIT, Inc.	559,658
4,687	Ashford Hospitality Trust, Inc. (a)	68,993
8,781	Braemar Hotels & Resorts, Inc. (a)	42,588
8,167	Chatham Lodging Trust (a)	100,046
6,657	CorePoint Lodging, Inc. (a)	103,183
35,286	DiamondRock Hospitality Co. (a)	333,453
5,520	Hersha Hospitality Trust (a)	51,502
119,598	Host Hotels & Resorts, Inc. (a)	1,953,035
39,613	Park Hotels & Resorts, Inc. (a)	758,193
22,012	Pebblebrook Hotel Trust	493,289

Shares	Description	Value
	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
27,915	RLJ Lodging Trust	$414,817
9,223	Ryman Hospitality Properties, Inc. (a)	771,965
27,617	Service Properties Trust	309,586
17,832	Summit Hotel Properties, Inc. (a)	171,722
36,691	Sunstone Hotel Investors, Inc. (a)	438,090
19,129	Xenia Hotels & Resorts, Inc. (a)	339,348
		6,909,468

	Industrial REITs — 14.5%
43,739	Americold Realty Trust	1,270,618
63,378	Duke Realty Corp.	3,033,905
6,763	EastGroup Properties, Inc.	1,126,919
21,636	First Industrial Realty Trust, Inc.	1,126,803
715	Indus Realty Trust, Inc.	50,121
10,937	Industrial Logistics Properties Trust	277,909
4,007	Innovative Industrial Properties, Inc.	926,298
46,516	Lexington Realty Trust	593,079
16,466	Monmouth Real Estate Investment Corp.	307,091
5,340	Plymouth Industrial REIT, Inc.	121,485
123,839	Prologis, Inc.	15,533,126
23,076	Rexford Industrial Realty, Inc.	1,309,563
27,139	STAG Industrial, Inc.	1,065,206
11,816	Terreno Realty Corp.	747,125
		27,489,248

	Office REITs — 9.2%
23,230	Alexandria Real Estate Equities, Inc.	4,438,556
23,803	Boston Properties, Inc.	2,579,055
28,625	Brandywine Realty Trust	384,147
2,544	CIM Commercial Trust Corp.	23,049
7,301	City Office REIT, Inc.	130,396
19,244	Columbia Property Trust, Inc.	366,021
18,823	Corporate Office Properties Trust	507,844
24,906	Cousins Properties, Inc.	928,745
29,398	Douglas Emmett, Inc.	929,271
14,062	Easterly Government Properties, Inc.	290,521
20,432	Equity Commonwealth (a)	530,823
16,190	Franklin Street Properties Corp.	75,121
17,460	Highwoods Properties, Inc.	765,796
25,538	Hudson Pacific Properties, Inc.	670,883
19,452	JBG SMITH Properties	575,974
17,557	Kilroy Realty Corp.	1,162,449
13,407	Mack-Cali Realty Corp. (a)	229,528
8,101	Office Properties Income Trust	205,198
27,513	Paramount Group, Inc.	247,342
20,797	Piedmont Office Realty Trust, Inc., Class A	362,492
2,101	Postal Realty Trust, Inc., Class A	39,163
11,250	SL Green Realty Corp.	796,950

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Office REITs (Continued)
26,632	Vornado Realty Trust	$1,118,810
		17,358,134

	Residential REITs — 19.5%
23,302	American Campus Communities, Inc.	1,128,982
45,883	American Homes 4 Rent, Class A	1,749,060
26,296	Apartment Income REIT Corp.	1,283,508
25,134	Apartment Investment and Management Co., Class A	172,168
23,383	AvalonBay Communities, Inc.	5,182,608
4,424	Bluerock Residential Growth REIT, Inc.	56,362
1,922	BRT Apartments Corp.	37,056
16,845	Camden Property Trust	2,484,132
2,348	Centerspace	221,886
2,259	Clipper Realty, Inc.	18,298
28,625	Equity LifeStyle Properties, Inc.	2,235,612
57,082	Equity Residential	4,619,075
10,898	Essex Property Trust, Inc.	3,484,527
17,613	Independence Realty Trust, Inc.	358,425
96,567	Invitation Homes, Inc.	3,701,413
19,436	Mid-America Apartment Communities, Inc.	3,629,673
3,795	NexPoint Residential Trust, Inc.	234,835
8,776	Preferred Apartment Communities, Inc.	107,330
19,415	Sun Communities, Inc.	3,593,717
46,741	UDR, Inc.	2,476,338
7,388	UMH Properties, Inc.	169,185
		36,944,190

	Retail REITs — 13.2%
14,809	Acadia Realty Trust	302,252
11,547	Agree Realty Corp.	764,758
356	Alexander’s, Inc.	92,781
19,740	American Finance Trust, Inc.	158,709
49,752	Brixmor Property Group, Inc.	1,100,017
2,069	Cedar Realty Trust, Inc.	44,876
11,730	Federal Realty Investment Trust	1,384,023
6,515	Getty Realty Corp.	190,955
102,773	Kimco Realty Corp.	2,132,540
14,160	Kite Realty Group Trust	288,297
35,686	Macerich (The) Co.	596,313
29,410	National Retail Properties, Inc.	1,270,218
6,626	NETSTREIT Corp.	156,705
10,482	Pennsylvania Real Estate Investment Trust (a)	20,335
65,227	Realty Income Corp.	4,230,623
25,612	Regency Centers Corp.	1,724,456
20,339	Retail Opportunity Investments Corp.	354,305
35,977	Retail Properties of America, Inc., Class A	463,384

Shares	Description	Value
	Common Stocks (Continued)
	Retail REITs (Continued)
2,897	Retail Value, Inc.	$76,278
13,603	RPT Realty	173,574
2,177	Saul Centers, Inc.	95,919
6,069	Seritage Growth Properties, Class A (a)	90,003
55,046	Simon Property Group, Inc.	7,154,329
30,053	SITE Centers Corp.	464,018
19,951	Spirit Realty Capital, Inc.	918,544
17,414	Tanger Factory Outlet Centers, Inc.	283,848
18,441	Urban Edge Properties	337,655
5,038	Urstadt Biddle Properties, Inc., Class A	95,369
7,297	Whitestone REIT	71,365
		25,036,449

	Specialized REITs — 23.6%
7,408	CoreSite Realty Corp.	1,026,304
33,802	CubeSmart	1,637,707
20,776	CyrusOne, Inc.	1,608,270
47,342	Digital Realty Trust, Inc.	6,838,552
12,526	EPR Properties	618,534
15,037	Equinix, Inc.	11,881,185
22,418	Extra Space Storage, Inc.	3,766,000
4,731	Farmland Partners, Inc.	56,725
12,768	Four Corners Property Trust, Inc.	342,948
37,290	Gaming and Leisure Properties, Inc.	1,727,273
20,532	GEO Group (The), Inc.	153,374
4,772	Gladstone Land Corp.	108,658
48,488	Iron Mountain, Inc.	2,106,804
13,118	Life Storage, Inc.	1,505,159
13,662	National Storage Affiliates Trust	721,217
25,533	Public Storage	7,585,854
2,230	Safehold, Inc.	160,315
102,841	VICI Properties, Inc.	2,921,713
		44,766,592

	Total Investments — 99.4%	188,176,492
	(Cost $192,073,604) (b)
	Net Other Assets and Liabilities — 0.6%	1,155,608
	Net Assets — 100.0%	$189,332,100

(a)	Non-income producing security.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,649,604 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,546,716. The net unrealized depreciation was $3,897,112.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$188,176,492	$—	$—

* See Portfolio of Investments for Subindustry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Beverages — 1.9%
1,539,093	Primo Water Corp.	$24,194,542

	Building Products — 6.7%
657,796	A.O. Smith Corp.	40,171,602
419,054	Advanced Drainage Systems, Inc.	45,329,071
		85,500,673

	Chemicals — 3.9%
242,584	Ecolab, Inc.	50,607,874

	Commercial Services & Supplies — 5.5%
341,679	Montrose Environmental Group, Inc. (a)	21,095,261
332,558	Tetra Tech, Inc.	49,664,212
		70,759,473

	Construction & Engineering — 6.6%
729,636	AECOM (a)	46,076,513
164,758	Valmont Industries, Inc.	38,737,901
		84,814,414

	Electronic Equipment, Instruments & Components — 3.9%
255,244	Badger Meter, Inc.	25,815,378
325,369	Itron, Inc. (a)	24,607,658
		50,423,036

	Health Care Equipment & Supplies — 7.9%
168,647	Danaher Corp.	51,342,893
81,141	IDEXX Laboratories, Inc. (a)	50,461,588
		101,804,481

	Industrial Conglomerates — 3.9%
113,118	Roper Technologies, Inc.	50,465,333

	Life Sciences Tools & Services — 3.8%
311,555	Agilent Technologies, Inc.	49,079,259

	Machinery — 32.8%
836,218	Energy Recovery, Inc. (a)	15,913,229
702,319	Evoqua Water Technologies Corp. (a)	26,379,102
1,054,833	Flowserve Corp.	36,571,060
321,656	Franklin Electric Co., Inc.	25,684,232
487,138	Gorman-Rupp (The) Co.	17,444,412
244,054	IDEX Corp.	50,506,975
103,695	Lindsay Corp.	15,739,864
612,739	Mueller Industries, Inc.	25,183,573
1,644,661	Mueller Water Products, Inc., Class A	25,031,740
708,509	Pentair PLC	51,459,009

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
674,808	Rexnord Corp.	$43,383,406
238,978	Watts Water Technologies, Inc., Class A	40,169,812
401,061	Xylem, Inc.	49,603,224
		423,069,638

	Multi-Utilities — 3.5%
3,080,166	Algonquin Power & Utilities Corp.	45,155,234

	Professional Services — 3.1%
848,714	Stantec, Inc.	39,838,635

	Water Utilities — 16.4%
296,434	American States Water Co.	25,351,036
299,965	American Water Works Co., Inc.	50,706,083
430,124	California Water Service Group	25,347,207
2,468,775	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	17,478,927
1,101,521	Essential Utilities, Inc.	50,758,088
156,145	Middlesex Water Co.	16,048,583
394,263	SJW Group	26,045,014
		211,734,938
	Total Common Stocks — 99.9%	1,287,447,530
	(Cost $1,051,395,879)

	Money Market Funds — 0.1%
1,214,315	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (b)	1,214,315
	(Cost $1,214,315)

	Total Investments — 100.0%	1,288,661,845
	(Cost $1,052,610,194) (c)
	Net Other Assets and Liabilities — 0.0%	325,576
	Net Assets — 100.0%	$1,288,987,421

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2021.

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $245,874,463 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,822,812. The net unrealized appreciation was $236,051,651.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,287,447,530	$—	$—
Money Market Funds	1,214,315	—	—
Total Investments	$1,288,661,845	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Oil, Gas & Consumable Fuels — 99.9%
647,805	Antero Resources Corp. (a)	$12,185,212
555,424	APA Corp.	11,902,736
69,573	Bonanza Creek Energy, Inc.	3,332,547
632,244	Cabot Oil & Gas Corp.	13,757,629
180,938	Callon Petroleum Co. (a)	8,880,437
833,447	Centennial Resource Development, Inc., Class A (a)	5,584,095
166,201	Chesapeake Energy Corp.	10,236,320
510,246	CNX Resources Corp. (a)	6,439,304
261,522	Comstock Resources, Inc. (a)	2,706,753
235,352	ConocoPhillips	15,949,805
319,356	Contango Oil & Gas Co. (a)	1,459,457
501,560	DCP Midstream, L.P. (b)	14,159,039
418,469	Devon Energy Corp.	14,859,834
150,251	Diamondback Energy, Inc.	14,224,262
46,716	Earthstone Energy, Inc., Class A (a)	429,787
522,169	Enerplus Corp.	4,177,352
188,858	EOG Resources, Inc.	15,159,632
569,187	EQT Corp. (a)	11,645,566
174,244	Hess Corp.	13,610,199
235,659	Hess Midstream, L.P., Class A (b) (c)	6,647,940
71,543	Laredo Petroleum, Inc. (a)	5,799,991
320,345	Magnolia Oil & Gas Corp., Class A	5,698,938
953,683	Marathon Oil Corp.	13,036,847
255,345	Matador Resources Co.	9,713,324
363,520	Murphy Oil Corp.	9,077,094
40,154	Oasis Petroleum, Inc.	3,992,111
508,761	Occidental Petroleum Corp.	15,049,150
354,380	Ovintiv, Inc.	11,652,014
166,627	PDC Energy, Inc.	7,896,454
87,307	Pioneer Natural Resources Co.	14,537,489
581,490	Range Resources Corp. (a)	13,159,119
343,936	SM Energy Co.	9,073,032
1,783,443	Southwestern Energy Co. (a)	9,880,274
66,790	Summit Midstream Partners, L.P. (a) (b)	2,374,384
155,833	Talos Energy, Inc. (a)	2,145,820
1,695,851	Tellurian, Inc. (a)	6,630,777
348,124	Vermilion Energy, Inc. (a)	3,446,428
237,085	W&T Offshore, Inc. (a)	881,956
662,131	Western Midstream Partners, L.P. (b)	13,878,266
98,762	Whiting Petroleum Corp. (a)	5,768,688
	Total Common Stocks — 99.9%	351,040,062
	(Cost $271,675,541)

Shares	Description	Value
	Money Market Funds — 0.1%
268,100	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (d)	$268,100
	(Cost $268,100)

	Total Investments — 100.0%	351,308,162
	(Cost $271,943,641) (e)
	Net Other Assets and Liabilities — (0.0)%	(158,061)
	Net Assets — 100.0%	$351,150,101

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Hess Midstream, L.P. is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of September 30, 2021.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $79,649,156 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $284,635. The net unrealized appreciation was $79,364,521.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 39, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$351,040,062	$—	$—
Money Market Funds	268,100	—	—
Total Investments	$351,308,162	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 98.9%
	Air Freight & Logistics — 0.8%
31,433	ZTO Express Cayman, Inc., ADR	$963,736

	Automobiles — 14.0%
43,287	Li Auto, Inc., ADR (a)	1,138,015
265,904	NIO, Inc., ADR (a)	9,474,159
255,048	Tata Motors Ltd., ADR (a) (b)	5,715,626
31,390	XPeng, Inc., ADR (a)	1,115,601
		17,443,401

	Banks — 16.6%
134,186	HDFC Bank Ltd., ADR	9,807,655
570,196	ICICI Bank Ltd., ADR	10,759,598
		20,567,253

	Biotechnology — 1.3%
2,814	BeiGene Ltd., ADR (a)	1,021,482
5,676	Zai Lab Ltd., ADR (a)	598,194
		1,619,676

	Capital Markets — 0.9%
7,084	Futu Holdings Ltd., ADR (a)	644,786
44,256	Up Fintech Holding Ltd., ADR (a) (b)	468,671
		1,113,457

	Consumer Finance — 1.1%
35,933	360 DigiTech, Inc., ADR (a)	730,159
82,738	Lufax Holding Ltd., ADR (a)	577,511
		1,307,670

	Diversified Consumer Services — 0.4%
54,410	Gaotu Techedu, Inc., ADR (a) (b)	167,039
98,618	New Oriental Education & Technology Group, Inc., ADR (a)	202,167
25,246	TAL Education Group, ADR (a)	122,190
		491,396

	Diversified Telecommunication Services — 0.8%
313,226	Sify Technologies Ltd., ADR (a) (b)	1,058,704

	Entertainment — 5.5%
54,751	Bilibili, Inc., ADR (a)	3,622,874
70,729	iQIYI, Inc., ADR (a)	567,954
24,879	NetEase, Inc., ADR	2,124,667
64,078	Tencent Music Entertainment Group, ADR (a)	464,565
		6,780,060

	Hotels, Restaurants & Leisure — 4.8%
17,642	Huazhu Group Ltd., ADR (a)	809,062
106,694	MakeMyTrip Ltd. (a)	2,901,010
58,688	Melco Resorts & Entertainment Ltd., ADR (a)	600,965

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
24,100	Trip.com Group Ltd., ADR (a)	$741,075
14,911	Yum China Holdings, Inc.	866,478
		5,918,590

	Independent Power and Renewable Electricity Producers — 0.9%
48,467	Azure Power Global Ltd. (a) (b)	1,066,274

	Interactive Media & Services — 5.5%
13,087	Autohome, Inc., ADR	614,173
29,898	Baidu, Inc., ADR (a)	4,596,817
13,102	JOYY, Inc., ADR	718,383
19,838	Weibo Corp., ADR (a)	942,107
		6,871,480

	Internet & Direct Marketing Retail — 18.1%
47,996	Alibaba Group Holding Ltd., ADR (a)	7,105,808
40,135	Dada Nexus Ltd., ADR (a)	804,305
79,363	JD.com, Inc., ADR (a)	5,733,183
82,233	Pinduoduo, Inc., ADR (a)	7,456,066
126,851	Vipshop Holdings Ltd., ADR (a)	1,413,120
		22,512,482

	IT Services — 17.9%
13,406	GDS Holdings Ltd., ADR (a)	758,914
530,985	Infosys Ltd., ADR	11,814,416
25,821	Kingsoft Cloud Holdings Ltd., ADR (a) (b)	731,251
639,992	Wipro Ltd., ADR	5,651,129
39,383	WNS (Holdings) Ltd., ADR (a)	3,221,529
		22,177,239

	Metals & Mining — 2.4%
197,847	Vedanta Ltd., ADR	3,023,102

	Personal Products — 0.3%
88,897	Yatsen Holding Ltd., ADR (a)	338,698

	Pharmaceuticals — 4.3%
82,221	Dr. Reddy’s Laboratories Ltd., ADR	5,355,876

	Professional Services — 0.5%
299,284	SOS Ltd., ADR (a) (b)	637,475

	Real Estate Management & Development — 0.8%
56,544	KE Holdings, Inc., ADR (a)	1,032,493

	Semiconductors & Semiconductor Equipment — 0.6%
13,560	Daqo New Energy Corp., ADR (a)	772,920

	Software — 0.5%
22,569	Agora, Inc., ADR (a)	654,501

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.6%
120,070	Canaan, Inc., ADR (a) (b)	$733,628

	Tobacco — 0.3%
89,197	RLX Technology, Inc., ADR (a) (b)	403,170
	Total Common Stocks — 98.9%	122,843,281
	(Cost $134,181,327)

Principal Value	Description	Value
	Repurchase Agreements — 5.9%
$228,071	Bank of America Corp., 0.05% (c), dated 09/30/21, due 10/01/21, with a maturity value of $228,071. Collateralized by U.S. Treasury Securities, interest rates of 0.125% to 0.625%, due 01/15/24 to 01/15/30. The value of the collateral including accrued interest is $232,632. (d)	228,071
3,564,736	Citigroup, Inc., 0.05% (c), dated 09/30/21, due 10/01/21, with a maturity value of $3,564,741. Collateralized by U.S. Treasury Securities, interest rates of 0.000% to 6.000%, due 10/07/21 to 08/15/51. The value of the collateral including accrued interest is $3,636,031. (d)	3,564,736
3,564,736	JPMorgan Chase & Co., 0.05% (c), dated 09/30/21, due 10/01/21, with a maturity value of $3,564,741. Collateralized by U.S. Treasury Securities, interest rates of 0.500% to 2.875%, due 02/15/23 to 04/30/26. The value of the collateral including accrued interest is $3,636,031. (d)	3,564,736
	Total Repurchase Agreements — 5.9%	7,357,543
	(Cost $7,357,543)

	Total Investments — 104.8%	130,200,824
	(Cost $141,538,870) (e)
	Net Other Assets and Liabilities — (4.8)%	(6,031,075)
	Net Assets — 100.0%	$124,169,749

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,259,783 and the total value of the collateral held by the Fund is $7,357,543.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,678,186 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,016,232. The net unrealized depreciation was $11,338,046.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$122,843,281	$122,843,281	$—	$—
Repurchase Agreements	7,357,543	—	7,357,543	—
Total Investments	$130,200,824	$122,843,281	$7,357,543	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Banks — 89.7%
10,814	1st Source Corp.	$510,853
3,771	ACNB Corp.	105,588
8,740	Allegiance Bancshares, Inc.	333,431
13,446	Amalgamated Financial Corp.	212,716
12,544	Amerant Bancorp, Inc. (a)	310,339
4,703	American National Bankshares, Inc.	155,387
30,167	Ameris Bancorp	1,565,064
3,945	Ames National Corp.	91,761
6,936	Arrow Financial Corp.	238,321
8,780	Atlantic Capital Bancshares, Inc. (a)	232,582
33,254	Atlantic Union Bankshares Corp.	1,225,410
14,176	BancFirst Corp.	852,261
24,658	Bancorp (The), Inc. (a)	627,546
3,315	Bank First Corp. (b)	234,934
2,866	Bank of (The) Princeton	86,095
7,120	Bank of Marin Bancorp	268,780
56,046	Bank OZK	2,408,857
3,391	Bankwell Financial Group, Inc.	99,797
14,941	Banner Corp.	824,893
4,625	BayCom Corp. (a)	86,025
7,353	BCB Bancorp, Inc.	108,530
29,870	BOK Financial Corp.	2,674,858
33,810	Brookline Bancorp, Inc.	515,941
8,871	Business First Bancshares, Inc.	207,493
3,011	Cambridge Bancorp	264,968
6,465	Camden National Corp.	309,673
5,960	Capital Bancorp, Inc.	143,398
7,296	Capital City Bank Group, Inc.	180,503
9,583	Capstar Financial Holdings, Inc.	203,543
11,445	Carter Bankshares, Inc. (a)	162,748
33,797	Cathay General Bancorp	1,398,858
10,634	CBTX, Inc.	280,525
5,182	Central Valley Community Bancorp	111,413
2,016	Chemung Financial Corp. (b)	91,325
6,853	Citizens & Northern Corp.	173,107
6,652	City Holding Co.	518,257
6,546	Civista Bancshares, Inc.	152,064
7,301	CNB Financial Corp.	177,706
5,192	Coastal Financial Corp. (a)	165,417
31,033	Columbia Banking System, Inc.	1,178,944
50,506	Commerce Bancshares, Inc.	3,519,258
2,472	Community Financial (The) Corp.	91,143
7,712	Community Trust Bancorp, Inc.	324,675
17,206	ConnectOne Bancorp, Inc.	516,352
22,047	CrossFirst Bankshares, Inc. (a)	286,611
58,762	CVB Financial Corp.	1,196,982
17,715	Dime Community Bancshares, Inc.	578,572
13,820	Eagle Bancorp, Inc.	794,650
5,197	Enterprise Bancorp, Inc.	186,832
16,702	Enterprise Financial Services Corp.	756,267
6,211	Equity Bancshares, Inc., Class A	207,323
12,248	Farmers National Banc Corp.	192,416
6,851	Financial Institutions, Inc.	209,983

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
12,319	First Bancorp	$529,840
9,090	First Bancshares (The), Inc.	352,510
8,492	First Bank	119,652
24,332	First Busey Corp.	599,297
3,690	First Business Financial Services Inc.	105,940
3,809	First Citizens BancShares, Inc., Class A	3,211,635
7,472	First Community Bankshares, Inc.	237,012
41,383	First Financial Bancorp	968,776
61,556	First Financial Bankshares, Inc.	2,828,498
5,642	First Financial Corp.	237,246
19,382	First Foundation, Inc.	509,747
56,034	First Hawaiian, Inc.	1,644,598
4,261	First Internet Bancorp	132,858
18,040	First Interstate BancSystem, Inc., Class A	726,290
23,420	First Merchants Corp.	979,893
7,819	First Mid Bancshares, Inc.	321,048
10,250	First of Long Island (The) Corp.	211,150
3,459	First Western Financial, Inc. (a)	100,276
13,378	Flushing Financial Corp.	302,343
70,515	Fulton Financial Corp.	1,077,469
11,479	German American Bancorp, Inc.	443,434
41,299	Glacier Bancorp, Inc.	2,285,900
5,873	Great Southern Bancorp, Inc.	321,899
5,215	Guaranty Bancshares, Inc.	186,958
37,555	Hancock Whitney Corp.	1,769,592
13,273	Hanmi Financial Corp.	266,256
14,086	HarborOne Bancorp, Inc.	197,767
11,822	HBT Financial, Inc.	183,832
18,267	Heartland Financial USA, Inc.	878,277
26,034	Heritage Commerce Corp.	302,775
15,555	Heritage Financial Corp.	396,652
70,953	Home BancShares, Inc.	1,669,524
7,186	HomeTrust Bancshares, Inc.	201,064
53,142	Hope Bancorp, Inc.	767,370
19,006	Horizon Bancorp, Inc.	345,339
14,289	Independent Bank Corp.	1,088,107
9,304	Independent Bank Corp./MI	199,850
18,668	Independent Bank Group, Inc.	1,326,175
27,403	International Bancshares Corp.	1,141,061
4,507	Investar Holding Corp.	99,244
107,072	Investors Bancorp, Inc.	1,617,858
21,880	Lakeland Bancorp, Inc.	385,744
10,941	Lakeland Financial Corp.	779,437
5,405	LCNB Corp.	95,344
3,304	Level One Bancorp, Inc.	97,204
18,506	Live Oak Bancshares, Inc.	1,177,537
14,785	Macatawa Bank Corp.	118,724
6,871	Mercantile Bank Corp.	220,078
4,940	Mid Penn Bancorp, Inc.	136,097
9,683	Midland States Bancorp, Inc.	239,461

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
6,865	MidWestOne Financial Group, Inc.	$207,048
5,107	MVB Financial Corp.	218,733
2,668	National Bankshares, Inc.	96,875
18,739	NBT Bancorp, Inc.	676,853
4,177	Nicolet Bankshares, Inc. (a)	309,850
3,608	Northeast Bank	121,662
2,684	Northrim BanCorp, Inc.	114,097
3,555	Norwood Financial Corp.	91,399
25,880	OceanFirst Financial Corp.	554,091
71,658	Old National Bancorp	1,214,603
12,413	Old Second Bancorp, Inc.	162,114
10,163	Origin Bancorp, Inc.	430,403
4,866	Orrstown Financial Services, Inc.	113,864
40,929	Pacific Premier Bancorp, Inc.	1,696,098
50,684	PacWest Bancorp	2,296,999
5,143	Parke Bancorp, Inc.	112,786
6,409	PCB Bancorp	127,603
8,142	Peapack-Gladstone Financial Corp.	271,617
8,503	Peoples Bancorp, Inc.	268,780
3,115	Peoples Financial Services Corp.	141,951
32,909	Pinnacle Financial Partners, Inc.	3,096,079
6,471	Preferred Bank	431,486
10,611	Primis Financial Corp.	153,435
5,804	Professional Holding Corp., Class A (a)	109,115
6,819	QCR Holdings, Inc.	350,769
8,368	RBB Bancorp	210,957
3,146	Red River Bancshares, Inc.	156,828
7,133	Reliant Bancorp, Inc.	225,331
24,368	Renasant Corp.	878,466
7,884	Republic Bancorp, Inc., Class A	399,325
25,464	Republic First Bancorp, Inc. (a)	78,429
17,013	S&T Bancorp, Inc.	501,373
20,422	Sandy Spring Bancorp, Inc.	935,736
23,970	Seacoast Banking Corp. of Florida	810,426
5,083	Shore Bancshares, Inc.	90,122
6,664	Sierra Bancorp	161,802
46,823	Simmons First National Corp., Class A	1,384,088
6,532	SmartFinancial, Inc.	168,852
3,418	Southern First Bancshares, Inc. (a)	182,863
14,120	Southside Bancshares, Inc.	540,655
30,289	SouthState Corp.	2,261,680
7,424	Spirit of Texas Bancshares, Inc.	179,661
11,496	Stock Yards Bancorp, Inc.	674,240
21,879	Texas Capital Bancshares, Inc. (a)	1,313,178
31,418	TowneBank	977,414
12,848	TriCo Bancshares	557,603
14,338	TriState Capital Holdings, Inc. (a)	303,249
10,858	Triumph Bancorp, Inc. (a)	1,087,212
27,007	Trustmark Corp.	870,166
20,905	UMB Financial Corp.	2,021,723
95,188	Umpqua Holdings Corp.	1,927,557

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
55,869	United Bankshares, Inc.	$2,032,514
37,457	United Community Banks, Inc.	1,229,339
4,483	Unity Bancorp, Inc.	104,902
12,719	Univest Financial Corp.	348,373
175,820	Valley National Bancorp	2,340,164
21,414	Veritex Holdings, Inc.	842,855
7,489	Washington Trust Bancorp, Inc.	396,767
28,281	WesBanco, Inc.	963,816
7,159	West BanCorp, Inc.	214,985
11,616	Westamerica BanCorp	653,516
24,666	Wintrust Financial Corp.	1,982,406
		105,862,496

	IT Services — 0.2%
6,186	Cass Information Systems, Inc.	258,884

	Thrifts & Mortgage Finance — 10.0%
12,188	Bridgewater Bancshares, Inc. (a)	213,412
60,034	Capitol Federal Financial, Inc.	689,791
46,177	Columbia Financial, Inc. (a)	854,274
3,558	FS Bancorp, Inc.	123,142
927	Hingham Institution for Savings	312,121
3,739	Home Bancorp, Inc.	144,625
8,991	HomeStreet, Inc.	369,980
33,298	Kearny Financial Corp.	413,894
22,366	Luther Burbank Corp.	299,928
12,447	Merchants Bancorp	491,283
13,802	Meta Financial Group, Inc.	724,329
21,969	Northfield Bancorp, Inc.	376,988
54,868	Northwest Bancshares, Inc.	728,647
6,904	PCSB Financial Corp.	127,310
16,075	Premier Financial Corp.	511,828
7,825	Provident Bancorp, Inc.	125,357
3,863	Southern Missouri Bancorp, Inc.	173,410
4,052	Territorial Bancorp, Inc.	102,840
121,344	TFS Financial Corp.	2,312,817
3,613	Timberland Bancorp, Inc.	104,596
8,330	TrustCo Bank Corp.NY	266,310
29,379	Washington Federal, Inc.	1,007,993
10,871	Waterstone Financial, Inc.	222,747
10,115	Western New England Bancorp, Inc.	86,281
20,556	WSFS Financial Corp.	1,054,728
		11,838,631
	Total Common Stocks — 99.9%	117,960,011
	(Cost $115,861,474)

	Money Market Funds — 0.1%
67,541	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	67,541
	(Cost $67,541)

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.1%
$70,079	BNP Paribas S.A., 0.03% (c), dated 09/30/21, due 10/01/21, with a maturity value of $70,079. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $71,859. (d)	$70,079
	(Cost $70,079)

	Total Investments — 100.1%	118,097,631
	(Cost $115,999,094) (e)
	Net Other Assets and Liabilities — (0.1)%	(73,625)
	Net Assets — 100.0%	$118,024,006

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $134,290 and the total value of the collateral held by the Fund is $137,620.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,377,366 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,278,829. The net unrealized appreciation was $2,098,537.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$117,960,011	$117,960,011	$—	$—
Money Market Funds	67,541	67,541	—	—
Repurchase Agreements	70,079	—	70,079	—
Total Investments	$118,097,631	$118,027,552	$70,079	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100® Equal Weighted Index, Nasdaq-100®
Ex-Tech Sector Index, The Capital Strength IndexSM, ISE Clean Edge Water IndexTM, ISE-Revere Natural Gas IndexTM, Nasdaq OMX® ABA Community Bank Index and Nasdaq-100 Technology Sector IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 1.3%
152	Axon Enterprise, Inc. (a)	$26,603
40	Curtiss-Wright Corp.	5,047
191	General Dynamics Corp.	37,442
156	Howmet Aerospace, Inc.	4,867
102	Huntington Ingalls Industries, Inc.	19,692
166	L3Harris Technologies, Inc.	36,560
95	Lockheed Martin Corp.	32,785
60	Maxar Technologies, Inc.	1,699
198	Northrop Grumman Corp.	71,310
61	Parsons Corp. (a)	2,059
157	Textron, Inc.	10,960
461	Triumph Group, Inc. (a)	8,589
351	Virgin Galactic Holdings, Inc. (a)	8,880
		266,493

	Air Freight & Logistics — 0.5%
176	Atlas Air Worldwide Holdings, Inc. (a)	14,375
172	C.H. Robinson Worldwide, Inc.	14,964
213	Expeditors International of Washington, Inc.	25,375
241	FedEx Corp.	52,849
109	Hub Group, Inc., Class A (a)	7,494
		115,057

	Airlines — 0.1%
508	American Airlines Group, Inc. (a)	10,424
222	SkyWest, Inc. (a)	10,954
		21,378

	Auto Components — 0.5%
462	American Axle & Manufacturing Holdings, Inc. (a)	4,070
444	BorgWarner, Inc.	19,185
201	Dana, Inc.	4,470
23	Dorman Products, Inc. (a)	2,178
173	Fox Factory Holding Corp. (a)	25,006
651	Gentex Corp.	21,470
92	Lear Corp.	14,396
131	Patrick Industries, Inc.	10,912
143	XPEL, Inc. (a) (b)	10,848
		112,535

	Automobiles — 0.9%
4,830	Ford Motor Co. (a)	68,393
1,516	General Motors Co. (a)	79,908
117	Harley-Davidson, Inc.	4,284
238	Thor Industries, Inc.	29,217
176	Winnebago Industries, Inc.	12,751
		194,553

	Banks — 7.4%
206	1st Source Corp.	9,731
189	Ameris Bancorp	9,805
467	Associated Banc-Corp.	10,003

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
198	Atlantic Union Bankshares Corp.	$7,296
38	BancFirst Corp.	2,285
416	Bancorp (The), Inc. (a)	10,587
338	BancorpSouth Bank	10,066
435	Bank of America Corp.	18,466
511	Bank OZK	21,963
168	BankUnited, Inc.	7,026
132	Banner Corp.	7,288
249	BOK Financial Corp.	22,298
480	Brookline Bancorp, Inc.	7,325
182	Cathay General Bancorp	7,533
1,014	Citigroup, Inc.	71,162
1,565	Citizens Financial Group, Inc.	73,524
64	City Holding Co.	4,986
124	Columbia Banking System, Inc.	4,711
302	Comerica, Inc.	24,311
144	Commerce Bancshares, Inc.	10,034
32	Community Bank System, Inc.	2,189
366	ConnectOne Bancorp, Inc.	10,984
144	Cullen/Frost Bankers, Inc.	17,081
245	Customers Bancorp, Inc. (a)	10,540
232	CVB Financial Corp.	4,726
128	Eagle Bancorp, Inc.	7,360
225	East West Bancorp, Inc.	17,446
103	Enterprise Financial Services Corp.	4,664
582	F.N.B. Corp.	6,763
128	FB Financial Corp.	5,489
1,408	Fifth Third Bancorp	59,755
175	First Bancorp	7,527
401	First BanCorp	5,273
388	First Busey Corp.	9,556
19	First Citizens BancShares, Inc., Class A	16,020
510	First Commonwealth Financial Corp.	6,951
405	First Financial Bancorp	9,481
329	First Financial Bankshares, Inc.	15,117
319	First Foundation, Inc.	8,390
169	First Hawaiian, Inc.	4,960
1,246	First Horizon Corp.	20,297
172	First Interstate BancSystem, Inc., Class A	6,925
115	First Merchants Corp.	4,812
192	First Republic Bank	37,033
606	Fulton Financial Corp.	9,260
129	German American Bancorp, Inc.	4,983
73	Great Western Bancorp, Inc.	2,390
54	Hancock Whitney Corp.	2,544
204	Heartland Financial USA, Inc.	9,808
329	Hilltop Holdings, Inc.	10,748
291	Home BancShares, Inc.	6,847
506	Hope Bancorp, Inc.	7,307
1,132	Huntington Bancshares, Inc.	17,501
63	Independent Bank Corp.	4,797
167	International Bancshares Corp.	6,954
503	Investors Bancorp, Inc.	7,600

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
231	JPMorgan Chase & Co.	$37,812
2,607	KeyCorp	56,363
41	Live Oak Bancshares, Inc.	2,609
370	M&T Bank Corp.	55,256
254	National Bank Holdings Corp., Class A	10,282
200	NBT Bancorp, Inc.	7,224
344	OceanFirst Financial Corp.	7,365
216	OFG Bancorp	5,447
543	Old National Bancorp	9,204
169	Origin Bancorp, Inc.	7,157
174	PacWest Bancorp	7,886
41	Park National Corp.	5,000
183	Pinnacle Financial Partners, Inc.	17,217
376	PNC Financial Services Group (The), Inc.	73,561
287	Popular, Inc.	22,291
300	Prosperity Bancshares, Inc.	21,339
2,667	Regions Financial Corp.	56,834
179	Renasant Corp.	6,453
76	S&T Bancorp, Inc.	2,240
163	Sandy Spring Bancorp, Inc.	7,469
70	ServisFirst Bancshares, Inc.	5,446
88	Signature Bank	23,961
245	Simmons First National Corp., Class A	7,242
188	Southside Bancshares, Inc.	7,198
197	SouthState Corp.	14,710
161	SVB Financial Group (a)	104,148
491	Synovus Financial Corp.	21,550
75	Texas Capital Bancshares, Inc. (a)	4,501
62	Tompkins Financial Corp.	5,016
315	Towne Bank	9,800
112	TriCo Bancshares	4,861
97	Triumph Bancorp, Inc. (a)	9,713
647	Truist Financial Corp.	37,947
311	Trustmark Corp.	10,020
315	U.S. Bancorp	18,724
77	UMB Financial Corp.	7,447
519	Umpqua Holdings Corp.	10,510
197	United Bankshares, Inc.	7,167
534	Valley National Bancorp	7,107
68	Veritex Holdings, Inc.	2,676
45	Webster Financial Corp.	2,451
792	Wells Fargo & Co.	36,757
201	WesBanco, Inc.	6,850
41	Westamerica BanCorp	2,307
174	Western Alliance Bancorp	18,935
127	Wintrust Financial Corp.	10,207
407	Zions Bancorp N.A.	25,189
		1,571,927

	Beverages — 0.4%
11	Boston Beer (The) Co., Inc., Class A (a)	5,607

Shares	Description	Value
	Common Stocks (Continued)
	Beverages (Continued)
157	Celsius Holdings, Inc. (a)	$14,144
12	Coca-Cola Consolidated, Inc.	4,730
153	Constellation Brands, Inc., Class A	32,236
141	MGP Ingredients, Inc.	9,179
100	Molson Coors Beverage Co., Class B	4,638
114	National Beverage Corp.	5,984
		76,518

	Biotechnology — 2.4%
436	Agenus, Inc. (a)	2,289
106	Alnylam Pharmaceuticals, Inc. (a)	20,014
65	Arrowhead Pharmaceuticals, Inc. (a)	4,058
466	Avid Bioservices, Inc. (a)	10,052
209	Beam Therapeutics, Inc. (a)	18,185
303	BioCryst Pharmaceuticals, Inc. (a)	4,354
156	Biogen, Inc. (a)	44,146
166	Biohaven Pharmaceutical Holding Co., Ltd. (a)	23,059
105	CareDx, Inc. (a)	6,654
143	Celldex Therapeutics, Inc. (a)	7,721
33	CRISPR Therapeutics AG (a)	3,694
274	Denali Therapeutics, Inc. (a)	13,823
256	Dicerna Pharmaceuticals, Inc. (a)	5,161
243	Dynavax Technologies Corp. (a)	4,668
42	Editas Medicine, Inc. (a)	1,725
124	Fate Therapeutics, Inc. (a)	7,349
237	Halozyme Therapeutics, Inc. (a)	9,641
383	Horizon Therapeutics PLC (a)	41,954
44	Intellia Therapeutics, Inc. (a)	5,903
1,317	MannKind Corp. (a)	5,729
382	MiMedx Group, Inc. (a)	2,315
382	Moderna, Inc. (a)	147,017
83	Morphic Holding, Inc. (a)	4,701
142	Natera, Inc. (a)	15,824
127	Novavax, Inc. (a)	26,328
432	Organogenesis Holdings, Inc. (a)	6,152
267	Protagonist Therapeutics, Inc. (a)	4,731
186	Prothena Corp. PLC (a)	13,249
150	RAPT Therapeutics, Inc. (a)	4,657
95	Sage Therapeutics, Inc. (a)	4,209
247	Sorrento Therapeutics, Inc. (a) (c)	1,885
81	Twist Bioscience Corp. (a)	8,665
120	United Therapeutics Corp. (a)	22,150
445	Vanda Pharmaceuticals, Inc. (a)	7,627
91	Vericel Corp. (a)	4,441
114	Vir Biotechnology, Inc. (a)	4,961
		519,091

	Building Products — 1.0%
224	A.O. Smith Corp.	13,680
231	Advanced Drainage Systems, Inc.	24,987
77	Allegion PLC	10,178
117	American Woodmark Corp. (a)	7,648
117	Apogee Enterprises, Inc.	4,418
127	AZEK (The) Co., Inc. (a)	4,639

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Building Products (Continued)
126	Builders FirstSource, Inc. (a)	$6,519
56	Carlisle Cos., Inc.	11,132
369	Carrier Global Corp.	19,100
658	Cornerstone Building Brands, Inc. (a)	9,613
162	Fortune Brands Home & Security, Inc.	14,486
373	Griffon Corp.	9,176
91	JELD-WEN Holding, Inc. (a)	2,278
46	Lennox International, Inc.	13,532
91	Masco Corp.	5,055
275	Owens Corning	23,513
103	PGT Innovations, Inc. (a)	1,967
319	Resideo Technologies, Inc. (a)	7,908
22	Simpson Manufacturing Co., Inc.	2,353
158	Trex Co., Inc. (a)	16,105
129	UFP Industries, Inc.	8,770
		217,057

	Capital Markets — 4.4%
140	Affiliated Managers Group, Inc.	21,153
173	Apollo Global Management, Inc.	10,655
423	Ares Management Corp., Class A	31,230
158	B. Riley Financial, Inc.	9,328
1,051	Bank of New York Mellon (The) Corp.	54,484
422	BGC Partners, Inc., Class A	2,199
62	BlackRock, Inc.	51,997
204	Brightsphere Investment Group, Inc.	5,330
579	Carlyle Group (The), Inc.	27,375
136	Cboe Global Markets, Inc.	16,845
291	Cowen, Inc., Class A	9,984
362	Donnelley Financial Solutions, Inc. (a)	12,532
68	Evercore, Inc., Class A	9,090
282	Federated Hermes, Inc.	9,165
49	Focus Financial Partners, Inc., Class A (a)	2,566
841	Franklin Resources, Inc.	24,994
189	Goldman Sachs Group (The), Inc.	71,448
776	Golub Capital BDC, Inc.	12,269
88	Houlihan Lokey, Inc.	8,105
1,007	Invesco Ltd.	24,279
787	Jefferies Financial Group, Inc.	29,221
1,514	KKR & Co., Inc.	92,172
357	Lazard Ltd., Class A	16,351
120	LPL Financial Holdings, Inc.	18,811
84	Moelis & Co., Class A	5,197
50	Moody’s Corp.	17,755
587	Morgan Stanley	57,121
63	Morningstar, Inc.	16,319
34	MSCI, Inc.	20,684
92	Piper Sandler Cos.	12,738
34	PJT Partners, Inc., Class A	2,690
186	Raymond James Financial, Inc.	17,164
195	Sculptor Capital Management, Inc.	5,439

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
347	SEI Investments Co.	$20,577
654	State Street Corp.	55,407
332	Stifel Financial Corp.	22,563
158	StoneX Group, Inc. (a)	10,412
363	T. Rowe Price Group, Inc.	71,402
127	Tradeweb Markets, Inc., Class A	10,259
296	Victory Capital Holdings, Inc., Class A	10,363
34	Virtus Investment Partners, Inc.	10,551
		938,224

	Chemicals — 2.4%
292	Amyris, Inc. (a)	4,009
246	Ashland Global Holdings, Inc.	21,924
97	Avient Corp.	4,496
177	Axalta Coating Systems Ltd. (a)	5,167
178	Celanese Corp.	26,814
418	CF Industries Holdings, Inc.	23,333
47	Chase Corp.	4,801
69	Chemours (The) Co.	2,005
809	Corteva, Inc.	34,043
567	Dow, Inc.	32,637
1,159	DuPont de Nemours, Inc.	78,800
138	Eastman Chemical Co.	13,902
409	Element Solutions, Inc.	8,867
309	GCP Applied Technologies, Inc. (a)	6,773
75	H.B. Fuller Co.	4,842
1,015	Huntsman Corp.	30,034
36	International Flavors & Fragrances, Inc.	4,814
334	Kronos Worldwide, Inc.	4,145
698	LyondellBasell Industries N.V., Class A	65,507
91	Minerals Technologies, Inc.	6,355
843	Mosaic (The) Co.	30,112
22	NewMarket Corp.	7,453
259	Olin Corp.	12,497
126	Orion Engineered Carbons S.A. (a)	2,297
23	Quaker Chemical Corp.	5,468
121	RPM International, Inc.	9,396
28	Scotts Miracle-Gro (The) Co.	4,098
55	Sensient Technologies Corp.	5,009
60	Stepan Co.	6,776
80	Trinseo S.A.	4,318
295	Valvoline, Inc.	9,198
239	Westlake Chemical Corp.	21,782
		501,672

	Commercial Services & Supplies — 0.5%
216	ABM Industries, Inc.	9,722
1,497	ADT, Inc.	12,111
85	Brady Corp., Class A	4,310
148	BrightView Holdings, Inc. (a)	2,184
31	Brink’s (The) Co.	1,962

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
22	Cimpress PLC (a)	$1,910
26	Clean Harbors, Inc. (a)	2,701
100	Deluxe Corp.	3,589
117	Harsco Corp. (a)	1,983
76	Healthcare Services Group, Inc.	1,899
152	Herman Miller, Inc.	5,724
109	HNI Corp.	4,002
409	KAR Auction Services, Inc. (a)	6,704
133	Matthews International Corp., Class A	4,614
33	MSA Safety, Inc.	4,808
1,364	Pitney Bowes, Inc.	9,834
163	Republic Services, Inc.	19,570
317	Steelcase, Inc., Class A	4,020
75	Stericycle, Inc. (a)	5,098
44	Tetra Tech, Inc.	6,571
		113,316

	Communications Equipment — 0.8%
99	Arista Networks, Inc. (a)	34,020
252	Calix, Inc. (a)	12,456
198	Cambium Networks Corp. (a)	7,166
378	Ciena Corp. (a)	19,410
677	Cisco Systems, Inc.	36,849
561	CommScope Holding Co., Inc. (a)	7,624
857	Extreme Networks, Inc. (a)	8,441
394	Juniper Networks, Inc.	10,843
83	Motorola Solutions, Inc.	19,283
62	NETGEAR, Inc. (a)	1,978
168	NetScout Systems, Inc. (a)	4,528
229	Plantronics, Inc. (a)	5,888
629	Ribbon Communications, Inc. (a)	3,761
96	Viasat, Inc. (a)	5,287
135	Viavi Solutions, Inc. (a)	2,125
		179,659

	Construction & Engineering — 0.6%
153	Ameresco, Inc., Class A (a)	8,940
115	APi Group Corp. (a)	2,340
122	Arcosa, Inc.	6,121
121	Comfort Systems USA, Inc.	8,630
76	Construction Partners, Inc., Class A (a)	2,536
87	EMCOR Group, Inc.	10,038
140	IES Holdings, Inc. (a)	6,396
203	MasTec, Inc. (a)	17,515
132	MYR Group, Inc. (a)	13,134
25	NV5 Global, Inc. (a)	2,464
406	Primoris Services Corp.	9,943
238	Quanta Services, Inc.	27,089
30	Valmont Industries, Inc.	7,054

Shares	Description	Value
	Common Stocks (Continued)
	Construction & Engineering (Continued)
386	WillScot Mobile Mini Holdings Corp. (a)	$12,244
		134,444

	Construction Materials — 0.4%
152	Eagle Materials, Inc.	19,936
102	Martin Marietta Materials, Inc.	34,851
137	Summit Materials, Inc., Class A (a)	4,380
103	Vulcan Materials Co.	17,424
		76,591

	Consumer Finance — 1.6%
432	Ally Financial, Inc.	22,054
582	Capital One Financial Corp.	94,267
59	Credit Acceptance Corp. (a) (c)	34,533
152	Discover Financial Services	18,673
252	Encore Capital Group, Inc. (a)	12,416
350	Enova International, Inc. (a)	12,092
31	FirstCash, Inc.	2,712
495	Navient Corp.	9,766
449	OneMain Holdings, Inc.	24,843
311	PRA Group, Inc. (a)	13,106
199	PROG Holdings, Inc.	8,360
741	Santander Consumer USA Holdings, Inc.	30,900
1,028	SLM Corp.	18,093
740	Synchrony Financial	36,171
60	World Acceptance Corp. (a)	11,375
		349,361

	Containers & Packaging — 0.9%
76	AptarGroup, Inc.	9,071
128	Avery Dennison Corp.	26,523
330	Berry Global Group, Inc. (a)	20,090
105	Crown Holdings, Inc.	10,582
264	Graphic Packaging Holding Co.	5,026
158	Greif, Inc., Class A	10,207
585	International Paper Co.	32,713
119	Packaging Corp. of America	16,355
478	Ranpak Holdings Corp. (a)	12,820
454	Sealed Air Corp.	24,875
173	Silgan Holdings, Inc.	6,636
241	Sonoco Products Co.	14,359
202	Westrock Co.	10,066
		199,323

	Distributors — 0.3%
450	Funko, Inc., Class A (a)	8,194
43	Genuine Parts Co.	5,213
437	LKQ Corp. (a)	21,990
59	Pool Corp.	25,630
		61,027

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Consumer Services — 0.4%
336	Adtalem Global Education, Inc. (a)	$12,704
19	Graham Holdings Co., Class B	11,194
80	Grand Canyon Education, Inc. (a)	7,037
306	H&R Block, Inc.	7,650
301	Service Corp. International	18,138
126	Strategic Education, Inc.	8,883
298	Stride, Inc. (a)	10,710
113	Terminix Global Holdings, Inc. (a)	4,709
		81,025

	Diversified Financial Services — 0.6%
323	Berkshire Hathaway, Inc., Class B (a)	88,160
353	Cannae Holdings, Inc. (a)	10,982
350	Voya Financial, Inc.	21,486
		120,628

	Diversified Telecommunication Services — 0.9%
1,870	AT&T, Inc.	50,509
492	EchoStar Corp., Class A (a)	12,551
4,032	Globalstar, Inc. (a)	6,733
509	Liberty Latin America Ltd., Class C (a)	6,678
1,584	Lumen Technologies, Inc.	19,626
1,601	Verizon Communications, Inc.	86,470
		182,567

	Electric Utilities — 3.8%
137	ALLETE, Inc.	8,154
386	Alliant Energy Corp.	21,608
848	American Electric Power Co., Inc.	68,841
419	Avangrid, Inc.	20,363
363	Duke Energy Corp.	35,425
1,241	Edison International	68,838
900	Entergy Corp.	89,379
445	Evergy, Inc.	27,679
671	Eversource Energy	54,861
1,620	Exelon Corp.	78,311
1,447	FirstEnergy Corp.	51,542
170	Hawaiian Electric Industries, Inc.	6,941
74	IDACORP, Inc.	7,650
64	MGE Energy, Inc.	4,704
267	NRG Energy, Inc.	10,902
640	OGE Energy Corp.	21,094
147	Otter Tail Corp.	8,228
5,293	PG&E Corp. (a)	50,813
328	Pinnacle West Capital Corp.	23,734
208	Portland General Electric Co.	9,774
1,283	PPL Corp.	35,770
890	Southern (The) Co.	55,153
817	Xcel Energy, Inc.	51,063
		810,827

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment — 0.7%
13	Acuity Brands, Inc.	$2,254
135	Atkore, Inc. (a)	11,734
92	AZZ, Inc.	4,894
58	Blink Charging Co. (a) (c)	1,659
186	Emerson Electric Co.	17,521
126	Encore Wire Corp.	11,949
24	EnerSys	1,786
65	Generac Holdings, Inc. (a)	26,563
58	Hubbell, Inc.	10,479
161	Regal Beloit Corp.	24,205
49	TPI Composites, Inc. (a)	1,654
986	Vertiv Holdings Co.	23,753
23	Vicor Corp. (a)	3,086
		141,537

	Electronic Equipment, Instruments & Components — 1.1%
42	Advanced Energy Industries, Inc.	3,685
236	Arrow Electronics, Inc. (a)	26,500
298	Avnet, Inc.	11,017
168	Benchmark Electronics, Inc.	4,487
64	Cognex Corp.	5,134
129	CTS Corp.	3,987
110	ePlus, Inc. (a)	11,287
222	II-VI, Inc. (a)	13,178
48	Insight Enterprises, Inc. (a)	4,324
278	Jabil, Inc.	16,227
116	Keysight Technologies, Inc. (a)	19,058
242	Knowles Corp. (a)	4,535
21	Littelfuse, Inc.	5,739
194	Methode Electronics, Inc.	8,158
66	nLight, Inc. (a)	1,861
103	PC Connection, Inc.	4,535
79	Plexus Corp. (a)	7,063
307	Sanmina Corp. (a)	11,832
59	SYNNEX Corp.	6,142
167	TTM Technologies, Inc. (a)	2,099
424	Vishay Intertechnology, Inc.	8,518
330	Vontier Corp.	11,088
102	Zebra Technologies Corp., Class A (a)	52,573
		243,027

	Energy Equipment & Services — 0.1%
805	Archrock, Inc.	6,641
471	Baker Hughes Co.	11,648
241	Patterson-UTI Energy, Inc.	2,169
2,117	Transocean Ltd. (a)	8,024
		28,482

	Entertainment — 0.3%
127	AMC Entertainment Holdings, Inc., Class A (a) (c)	4,834
195	Roku, Inc. (a)	61,103

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Entertainment (Continued)
1,013	Zynga, Inc., Class A (a)	$7,628
		73,565

	Equity Real Estate Investment Trusts — 3.1%
218	Acadia Realty Trust	4,449
230	American Campus Communities, Inc.	11,144
277	American Homes 4 Rent, Class A	10,559
86	AvalonBay Communities, Inc.	19,061
94	Boston Properties, Inc.	10,185
872	Brandywine Realty Trust	11,702
470	Brixmor Property Group, Inc.	10,392
41	Camden Property Trust	6,046
30	Centerspace	2,835
688	Columbia Property Trust, Inc.	13,086
585	Cousins Properties, Inc.	21,815
465	CubeSmart	22,529
572	Diversified Healthcare Trust	1,939
160	Douglas Emmett, Inc.	5,058
227	Duke Realty Corp.	10,867
65	EastGroup Properties, Inc.	10,831
199	Empire State Realty Trust, Inc., Class A	1,996
72	Equity LifeStyle Properties, Inc.	5,623
88	Essential Properties Realty Trust, Inc.	2,457
99	Extra Space Storage, Inc.	16,631
46	Federal Realty Investment Trust	5,428
206	First Industrial Realty Trust, Inc.	10,728
349	Gaming and Leisure Properties, Inc.	16,166
259	Global Net Lease, Inc.	4,149
403	Healthcare Trust of America, Inc., Class A	11,953
172	Hudson Pacific Properties, Inc.	4,518
13	Innovative Industrial Properties, Inc.	3,005
509	Iron Mountain, Inc.	22,116
386	Kilroy Realty Corp.	25,557
1,291	Kimco Realty Corp.	26,788
543	Kite Realty Group Trust	11,055
52	Lamar Advertising Co., Class A	5,899
1,001	Lexington Realty Trust	12,763
150	Life Storage, Inc.	17,211
187	LTC Properties, Inc.	5,926
279	Mack-Cali Realty Corp. (a)	4,776
32	Mid-America Apartment Communities, Inc.	5,976
107	National Health Investors, Inc.	5,725
459	National Retail Properties, Inc.	19,824
95	National Storage Affiliates Trust	5,015
44	NexPoint Residential Trust, Inc.	2,723
326	Office Properties Income Trust	8,258
445	Omega Healthcare Investors, Inc.	13,332
713	Paramount Group, Inc.	6,410
45	PotlatchDeltic Corp.	2,321
60	Public Storage	17,826

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
418	Retail Properties of America, Inc., Class A	$5,384
95	Rexford Industrial Realty, Inc.	5,391
369	RPT Realty	4,708
526	Sabra Health Care REIT, Inc.	7,743
53	Saul Centers, Inc.	2,335
159	SITE Centers Corp.	2,455
269	SL Green Realty Corp.	19,056
31	Sun Communities, Inc.	5,738
110	UDR, Inc.	5,828
329	UMH Properties, Inc.	7,534
125	Urban Edge Properties	2,289
521	VICI Properties, Inc.	14,802
115	Vornado Realty Trust	4,831
104	Washington Real Estate Investment Trust	2,574
2,085	Weyerhaeuser Co.	74,163
216	WP Carey, Inc.	15,777
		655,261

	Food & Staples Retailing — 1.0%
821	Albertsons Cos., Inc., Class A	25,558
392	Andersons (The), Inc.	12,085
453	BJ’s Wholesale Club Holdings, Inc. (a)	24,879
111	Casey’s General Stores, Inc.	20,918
205	Ingles Markets, Inc., Class A	13,536
1,405	Kroger (The) Co.	56,804
111	Performance Food Group Co. (a)	5,157
26	PriceSmart, Inc.	2,016
385	Sprouts Farmers Market, Inc. (a)	8,921
259	United Natural Foods, Inc. (a)	12,541
140	US Foods Holding Corp. (a)	4,852
127	Walmart, Inc.	17,701
232	Weis Markets, Inc.	12,192
		217,160

	Food Products — 2.9%
1,184	Archer-Daniels-Midland Co.	71,052
219	B&G Foods, Inc. (c)	6,546
68	Beyond Meat, Inc. (a) (c)	7,158
344	Bunge Ltd.	27,974
198	Cal-Maine Foods, Inc.	7,160
354	Campbell Soup Co.	14,801
1,973	Conagra Brands, Inc.	66,825
239	Darling Ingredients, Inc. (a)	17,184
890	Flowers Foods, Inc.	21,031
364	Fresh Del Monte Produce, Inc.	11,728
66	Freshpet, Inc. (a)	9,417
883	General Mills, Inc.	52,821
376	Hormel Foods Corp.	15,416
443	Hostess Brands, Inc. (a)	7,695
59	Ingredion, Inc.	5,251
208	J.M. Smucker (The) Co.	24,966

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
54	John B Sanfilippo & Son, Inc.	$4,413
279	Kellogg Co.	17,834
28	Lancaster Colony Corp.	4,727
575	Mondelez International, Inc., Class A	33,453
971	Pilgrim’s Pride Corp. (a)	28,237
198	Post Holdings, Inc. (a)	21,812
38	Sanderson Farms, Inc.	7,152
3	Seaboard Corp.	12,300
197	Simply Good Foods (The) Co. (a)	6,794
71	Tootsie Roll Industries, Inc.	2,160
161	TreeHouse Foods, Inc. (a)	6,421
1,216	Tyson Foods, Inc., Class A	95,991
		608,319

	Gas Utilities — 0.5%
280	Atmos Energy Corp.	24,696
20	Chesapeake Utilities Corp.	2,401
92	National Fuel Gas Co.	4,832
181	New Jersey Resources Corp.	6,301
182	Northwest Natural Holding Co.	8,370
129	ONE Gas, Inc.	8,175
369	South Jersey Industries, Inc.	7,845
181	Southwest Gas Holdings, Inc.	12,105
99	Spire, Inc.	6,057
581	UGI Corp.	24,762
		105,544

	Health Care Equipment & Supplies — 2.7%
59	Align Technology, Inc. (a)	39,260
30	AtriCure, Inc. (a)	2,086
75	Axonics, Inc. (a)	4,882
54	BioLife Solutions, Inc. (a)	2,285
226	Cooper (The) Cos., Inc.	93,408
84	CryoLife, Inc. (a)	1,872
152	CryoPort, Inc. (a)	10,110
201	Danaher Corp.	61,192
170	DENTSPLY SIRONA, Inc.	9,868
249	Envista Holdings Corp. (a)	10,411
208	Globus Medical, Inc., Class A (a)	15,937
52	Heska Corp. (a)	13,444
142	Hill-Rom Holdings, Inc.	21,300
12	ICU Medical, Inc. (a)	2,801
114	IDEXX Laboratories, Inc. (a)	70,897
58	Inari Medical, Inc. (a)	4,704
25	Integer Holdings Corp. (a)	2,234
118	LeMaitre Vascular, Inc.	6,265
404	Novocure Ltd. (a)	46,933
38	OrthoPediatrics Corp. (a)	2,489
39	Penumbra, Inc. (a)	10,394
42	Quidel Corp. (a)	5,928
1,246	Senseonics Holdings, Inc. (a)	4,224
63	Shockwave Medical, Inc. (a)	12,970
176	STAAR Surgical Co. (a)	22,621
55	Tandem Diabetes Care, Inc. (a)	6,566

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
725	ViewRay, Inc. (a)	$5,227
200	West Pharmaceutical Services, Inc.	84,908
		575,216

	Health Care Providers & Services — 3.6%
257	Acadia Healthcare Co., Inc. (a)	16,391
94	Anthem, Inc.	35,043
152	Apollo Medical Holdings, Inc. (a)	13,840
984	Centene Corp. (a)	61,313
378	Cigna Corp.	75,660
36	CorVel Corp. (a)	6,704
860	CVS Health Corp.	72,980
89	DaVita, Inc. (a)	10,347
138	Encompass Health Corp.	10,356
28	Ensign Group (The), Inc.	2,097
104	Fulgent Genetics, Inc. (a) (c)	9,355
134	HealthEquity, Inc. (a)	8,678
218	Henry Schein, Inc. (a)	16,603
162	Humana, Inc.	63,042
143	Joint (The) Corp. (a)	14,017
325	Laboratory Corp. of America Holdings (a)	91,468
42	ModivCare, Inc. (a)	7,628
43	Molina Healthcare, Inc. (a)	11,666
171	National HealthCare Corp.	11,967
547	Option Care Health, Inc. (a)	13,270
57	Owens & Minor, Inc.	1,784
157	Patterson Cos., Inc.	4,732
162	Progyny, Inc. (a)	9,072
680	Quest Diagnostics, Inc.	98,811
284	RadNet, Inc. (a)	8,324
57	Select Medical Holdings Corp.	2,062
180	Surgery Partners, Inc. (a)	7,621
402	Tenet Healthcare Corp. (a)	26,709
273	Tivity Health, Inc. (a)	6,295
45	UnitedHealth Group, Inc.	17,583
184	Universal Health Services, Inc., Class B	25,460
		760,878

	Health Care Technology — 0.6%
517	Allscripts Healthcare Solutions, Inc. (a)	6,912
689	Cerner Corp.	48,588
453	Evolent Health, Inc., Class A (a)	14,043
86	Health Catalyst, Inc. (a)	4,301
211	Inovalon Holdings, Inc., Class A (a)	8,501
28	Inspire Medical Systems, Inc. (a)	6,521
565	Multiplan Corp. (a)	3,181
144	NextGen Healthcare, Inc. (a)	2,031
107	Omnicell, Inc. (a)	15,882
193	OptimizeRx Corp. (a)	16,511
		126,471

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 0.7%
263	Boyd Gaming Corp. (a)	$16,637
208	Caesars Entertainment, Inc. (a)	23,354
45	Choice Hotels International, Inc.	5,687
48	Cracker Barrel Old Country Store, Inc.	6,712
74	Darden Restaurants, Inc.	11,209
27	Dine Brands Global, Inc. (a)	2,193
35	Domino’s Pizza, Inc.	16,694
288	Everi Holdings, Inc. (a)	6,964
267	Golden Entertainment, Inc. (a)	13,107
43	Jack in the Box, Inc.	4,185
69	Papa John’s International, Inc.	8,762
169	Red Rock Resorts, Inc., Class A (a)	8,656
124	Scientific Games Corp. (a)	10,301
56	Texas Roadhouse, Inc.	5,114
17	Vail Resorts, Inc.	5,679
460	Wendy’s (The) Co.	9,973
15	Wingstop, Inc.	2,459
		157,686

	Household Durables — 2.7%
11	Cavco Industries, Inc. (a)	2,604
180	Century Communities, Inc.	11,061
993	D.R. Horton, Inc.	83,382
124	Garmin Ltd.	19,277
411	GoPro, Inc., Class A (a)	3,847
210	Green Brick Partners, Inc. (a)	4,309
47	Helen of Troy Ltd. (a)	10,560
59	Installed Building Products, Inc.	6,322
294	KB Home	11,443
258	La-Z-Boy, Inc.	8,315
312	Leggett & Platt, Inc.	13,990
903	Lennar Corp., Class A	84,593
74	LGI Homes, Inc. (a)	10,501
150	Lovesac (The) Co. (a)	9,914
236	M.D.C. Holdings, Inc.	11,026
204	M/I Homes, Inc. (a)	11,791
127	Meritage Homes Corp. (a)	12,319
140	Mohawk Industries, Inc. (a)	24,836
784	Newell Brands, Inc.	17,358
11	NVR, Inc. (a)	52,735
493	PulteGroup, Inc.	22,639
224	Skyline Champion Corp. (a)	13,453
204	Sonos, Inc. (a)	6,601
453	Taylor Morrison Home Corp. (a)	11,678
687	Tempur Sealy International, Inc.	31,884
466	Toll Brothers, Inc.	25,765
54	TopBuild Corp. (a)	11,060
558	Tri Pointe Homes, Inc. (a)	11,729
101	Tupperware Brands Corp. (a)	2,133
130	Vuzix Corp. (a)	1,360

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
123	Whirlpool Corp.	$25,075
		573,560

	Household Products — 0.4%
198	Central Garden & Pet Co., Class A (a)	8,514
211	Church & Dwight Co., Inc.	17,422
133	Procter & Gamble (The) Co.	18,593
709	Reynolds Consumer Products, Inc.	19,384
113	Spectrum Brands Holdings, Inc.	10,811
		74,724

	Independent Power and Renewable Electricity Producers — 0.1%
232	Ormat Technologies, Inc.	15,454
580	Vistra Corp.	9,918
		25,372

	Industrial Conglomerates — 0.2%
181	3M Co.	31,751

	Insurance — 5.6%
1,672	Aflac, Inc.	87,161
40	Alleghany Corp. (a)	24,976
688	Allstate (The) Corp.	87,589
370	American Equity Investment Life Holding Co.	10,941
219	American Financial Group, Inc.	27,557
81	American National Group, Inc.	15,312
120	AMERISAFE, Inc.	6,739
691	Arch Capital Group Ltd. (a)	26,382
103	Assurant, Inc.	16,248
252	Assured Guaranty Ltd.	11,796
98	Axis Capital Holdings Ltd.	4,512
203	Brown & Brown, Inc.	11,256
452	Chubb Ltd.	78,413
231	Cincinnati Financial Corp.	26,385
473	CNA Financial Corp.	19,847
506	CNO Financial Group, Inc.	11,911
279	Employers Holdings, Inc.	11,018
50	Enstar Group Ltd. (a)	11,737
85	Everest Re Group Ltd.	21,316
619	Fidelity National Financial, Inc.	28,066
432	First American Financial Corp.	28,966
3,067	Genworth Financial, Inc., Class A (a)	11,501
226	Globe Life, Inc.	20,121
19	Goosehead Insurance, Inc., Class A	2,894
71	Hanover Insurance Group (The), Inc.	9,203
1,158	Hartford Financial Services Group (The), Inc.	81,350
256	Horace Mann Educators Corp.	10,186
364	Kemper Corp.	24,312
257	Lincoln National Corp.	17,669
99	Loews Corp.	5,339
23	Markel Corp. (a)	27,488

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
184	Mercury General Corp.	$10,243
1,080	Old Republic International Corp.	24,980
105	Primerica, Inc.	16,131
341	Principal Financial Group, Inc.	21,960
913	Progressive (The) Corp.	82,526
350	Prudential Financial, Inc.	36,820
189	Reinsurance Group of America, Inc.	21,028
145	RenaissanceRe Holdings Ltd.	20,213
153	Safety Insurance Group, Inc.	12,125
88	Selective Insurance Group, Inc.	6,647
1,188	SiriusPoint Ltd. (a)	11,001
211	Stewart Information Services Corp.	13,348
479	Travelers (The) Cos., Inc.	72,813
42	Trupanion, Inc. (a)	3,262
948	Unum Group	23,757
217	W.R. Berkley Corp.	15,880
10	White Mountains Insurance Group Ltd.	10,696
		1,181,621

	Interactive Media & Services — 1.4%
29	Alphabet, Inc., Class A (a)	77,532
155	Facebook, Inc., Class A (a)	52,605
838	fuboTV, Inc. (a) (c)	20,079
455	Pinterest, Inc., Class A (a)	23,182
1,317	Snap, Inc., Class A (a)	97,287
521	Twitter, Inc. (a)	31,463
		302,148

	Internet & Direct Marketing Retail — 0.9%
300	1-800-Flowers.com, Inc., Class A (a)	9,153
68	Chewy, Inc., Class A (a)	4,631
511	eBay, Inc.	35,601
87	Etsy, Inc. (a)	18,093
291	Lands’ End, Inc. (a)	6,850
130	Overstock.com, Inc. (a)	10,130
2,056	Qurate Retail, Inc., Series A	20,951
139	Revolve Group, Inc. (a)	8,586
73	Shutterstock, Inc.	8,272
357	Stitch Fix, Inc., Class A (a)	14,262
227	Wayfair, Inc., Class A (a) (c)	58,001
		194,530

	IT Services — 2.7%
46	Alliance Data Systems Corp.	4,641
848	Cloudflare, Inc., Class A (a)	95,527
777	Cognizant Technology Solutions Corp., Class A	57,661
957	Conduent, Inc. (a)	6,307
51	CSG Systems International, Inc.	2,458
553	DXC Technology Co. (a)	18,586
176	EPAM Systems, Inc. (a)	100,404
55	EVERTEC, Inc.	2,515

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
45	ExlService Holdings, Inc. (a)	$5,540
111	Gartner, Inc. (a)	33,731
237	Genpact Ltd.	11,260
124	GoDaddy, Inc., Class A (a)	8,643
122	International Business Machines Corp.	16,949
245	MAXIMUS, Inc.	20,384
185	PayPal Holdings, Inc. (a)	48,139
149	Perficient, Inc. (a)	17,239
51	Shift4 Payments, Inc., Class A (a)	3,954
1,072	SolarWinds Corp.	17,935
221	Square, Inc., Class A (a)	53,005
93	TTEC Holdings, Inc.	8,698
91	Twilio, Inc., Class A (a)	29,034
189	Unisys Corp. (a)	4,751
469	Western Union (The) Co.	9,483
		576,844

	Leisure Products — 0.7%
145	Acushnet Holdings Corp.	6,772
1,222	AMMO, Inc. (a)	7,515
216	Brunswick Corp.	20,578
142	Callaway Golf Co. (a)	3,923
171	Hasbro, Inc.	15,257
1,071	Mattel, Inc. (a)	19,878
145	Peloton Interactive, Inc., Class A (a)	12,622
79	Polaris, Inc.	9,453
345	Smith & Wesson Brands, Inc.	7,162
106	Sturm Ruger & Co., Inc.	7,821
258	Vista Outdoor, Inc. (a)	10,400
293	YETI Holdings, Inc. (a)	25,107
		146,488

	Life Sciences Tools & Services — 2.5%
110	10X Genomics, Inc., Class A (a)	16,014
364	Agilent Technologies, Inc.	57,341
2,526	Avantor, Inc. (a)	103,313
48	Bio-Techne Corp.	23,259
354	Bruker Corp.	27,647
73	Charles River Laboratories International, Inc. (a)	30,125
91	Medpace Holdings, Inc. (a)	17,225
39	Mettler-Toledo International, Inc. (a)	53,717
308	Pacific Biosciences of California, Inc. (a)	7,869
465	PerkinElmer, Inc.	80,580
41	Quanterix Corp. (a)	2,041
54	Repligen Corp. (a)	15,606
120	Syneos Health, Inc. (a)	10,498
36	Thermo Fisher Scientific, Inc.	20,568
208	Waters Corp. (a)	74,318
		540,121

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 2.9%
165	AGCO Corp.	$20,217
16	Alamo Group, Inc.	2,232
406	Allison Transmission Holdings, Inc.	14,340
110	Altra Industrial Motion Corp.	6,088
38	Astec Industries, Inc.	2,045
47	Barnes Group, Inc.	1,961
16	Chart Industries, Inc. (a)	3,058
52	Colfax Corp. (a)	2,387
26	Crane Co.	2,465
221	Cummins, Inc.	49,628
102	Deere & Co.	34,177
169	Donaldson Co., Inc.	9,702
525	Energy Recovery, Inc. (a)	9,991
142	Evoqua Water Technologies Corp. (a)	5,333
119	Federal Signal Corp.	4,596
267	Flowserve Corp.	9,257
1,286	Fortive Corp.	90,753
30	Franklin Electric Co., Inc.	2,395
71	Graco, Inc.	4,968
110	Greenbrier (The) Cos., Inc.	4,729
92	Helios Technologies, Inc.	7,554
109	Hillenbrand, Inc.	4,649
33	Hyster-Yale Materials Handling, Inc.	1,659
24	IDEX Corp.	4,967
368	Ingersoll Rand, Inc. (a)	18,551
59	ITT, Inc.	5,065
17	John Bean Technologies Corp.	2,389
133	Kennametal, Inc.	4,553
82	Lincoln Electric Holdings, Inc.	10,561
29	Lindsay Corp.	4,402
204	Meritor, Inc. (a)	4,347
31	Middleby (The) Corp. (a)	5,286
221	Mueller Industries, Inc.	9,083
166	Mueller Water Products, Inc., Class A	2,527
25	Nordson Corp.	5,954
130	Oshkosh Corp.	13,308
658	Otis Worldwide Corp.	54,140
603	PACCAR, Inc.	47,589
108	Rexnord Corp.	6,943
64	Shyft Group (The), Inc.	2,433
96	Snap-on, Inc.	20,059
39	SPX Corp. (a)	2,085
175	Stanley Black & Decker, Inc.	30,679
30	Tennant Co.	2,218
134	Timken (The) Co.	8,766
147	Toro (The) Co.	14,319
33	Watts Water Technologies, Inc., Class A	5,547
196	Westinghouse Air Brake Technologies Corp.	16,897
88	Woodward, Inc.	9,962
		606,814

Shares	Description	Value
	Common Stocks (Continued)
	Marine — 0.1%
118	Kirby Corp. (a)	$5,659
112	Matson, Inc.	9,040
		14,699

	Media — 2.3%
473	Altice USA, Inc., Class A (a)	9,800
107	AMC Networks, Inc., Class A (a)	4,985
3,625	Clear Channel Outdoor Holdings, Inc. (a)	9,824
944	Comcast Corp., Class A	52,798
2,924	Discovery, Inc., Class A (a)	74,211
644	DISH Network Corp., Class A (a)	27,988
587	E.W. Scripps (The) Co., Class A	10,601
2,416	Fox Corp., Class A	96,906
511	Gray Television, Inc.	11,661
331	Interpublic Group of (The) Cos., Inc.	12,138
119	John Wiley & Sons, Inc., Class A	6,213
627	News Corp., Class A	14,753
182	Nexstar Media Group, Inc., Class A	27,657
135	Omnicom Group, Inc.	9,782
63	Scholastic Corp.	2,246
288	Sinclair Broadcast Group, Inc., Class A	9,124
93	TechTarget, Inc. (a)	7,665
638	TEGNA, Inc.	12,581
268	Thryv Holdings, Inc. (a)	8,051
1,588	ViacomCBS, Inc., Class B	62,742
578	WideOpenWest, Inc. (a)	11,358
		483,084

	Metals & Mining — 1.4%
65	Alcoa Corp. (a)	3,181
1,248	Cleveland-Cliffs, Inc. (a)	24,723
389	Commercial Metals Co.	11,849
2,417	Freeport-McMoRan, Inc.	78,625
965	Hecla Mining Co.	5,307
32	Materion Corp.	2,196
146	MP Materials Corp. (a) (c)	4,706
1,415	Newmont Corp.	76,835
281	Nucor Corp.	27,676
178	Reliance Steel & Aluminum Co.	25,351
146	Schnitzer Steel Industries, Inc., Class A	6,396
452	Steel Dynamics, Inc.	26,433
196	Worthington Industries, Inc.	10,329
		303,607

	Mortgage Real Estate Investment Trusts — 0.9%
1,593	AGNC Investment Corp.	25,122
3,031	Annaly Capital Management, Inc.	25,521
600	Apollo Commercial Real Estate Finance, Inc.	8,898
268	Arbor Realty Trust, Inc.	4,966

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
150	Blackstone Mortgage Trust, Inc., Class A	$4,548
794	Chimera Investment Corp.	11,791
207	Ladder Capital Corp.	2,287
2,606	MFA Financial, Inc.	11,909
904	New Residential Investment Corp.	9,944
2,676	New York Mortgage Trust, Inc.	11,400
568	PennyMac Mortgage Investment Trust	11,184
603	Ready Capital Corp.	8,701
991	Redwood Trust, Inc.	12,774
617	Starwood Property Trust, Inc.	15,061
889	TPG RE Finance Trust, Inc.	11,006
1,582	Two Harbors Investment Corp.	10,030
		185,142

	Multiline Retail — 1.1%
181	Big Lots, Inc.	7,848
53	Dillard’s, Inc., Class A	9,144
721	Dollar Tree, Inc. (a)	69,014
203	Franchise Group, Inc.	7,188
488	Kohl’s Corp.	22,980
852	Macy’s, Inc.	19,255
64	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,858
371	Target Corp.	84,874
		224,161

	Multi-Utilities — 2.5%
672	Ameren Corp.	54,432
224	Avista Corp.	8,763
146	Black Hills Corp.	9,163
878	CenterPoint Energy, Inc.	21,599
607	CMS Energy Corp.	36,256
1,001	Consolidated Edison, Inc.	72,663
554	DTE Energy Co.	61,887
859	MDU Resources Group, Inc.	25,486
659	NiSource, Inc.	15,967
159	NorthWestern Corp.	9,111
1,502	Public Service Enterprise Group, Inc.	91,472
677	Sempra Energy	85,640
403	WEC Energy Group, Inc.	35,545
		527,984

	Oil, Gas & Consumable Fuels — 2.5%
142	Altus Midstream Co., Class A	9,802
460	Antero Midstream Corp.	4,793
249	APA Corp.	5,336
152	Bonanza Creek Energy, Inc.	7,281
1,233	Cabot Oil & Gas Corp.	26,830
706	Centennial Resource Development, Inc., Class A (a)	4,730
1,034	Cheniere Energy, Inc. (a)	100,991

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
701	CNX Resources Corp. (a)	$8,847
1,076	Comstock Resources, Inc. (a)	11,136
295	ConocoPhillips	19,992
425	Continental Resources, Inc.	19,614
184	Devon Energy Corp.	6,534
215	EOG Resources, Inc.	17,258
967	EQT Corp. (a)	19,785
1,406	Equitrans Midstream Corp.	14,257
491	HollyFrontier Corp.	16,267
3,937	Kinder Morgan, Inc.	65,866
129	Laredo Petroleum, Inc. (a)	10,458
459	Magnolia Oil & Gas Corp., Class A	8,166
1,186	Marathon Oil Corp.	16,213
322	ONEOK, Inc.	18,673
313	PBF Energy, Inc., Class A (a)	4,060
52	PDC Energy, Inc.	2,464
714	Range Resources Corp. (a)	16,158
1,688	Southwestern Energy Co. (a)	9,351
363	Targa Resources Corp.	17,863
1,543	Tellurian, Inc. (a)	6,033
7	Texas Pacific Land Corp.	8,465
230	Valero Energy Corp.	16,231
1,352	Williams (The) Cos., Inc.	35,071
302	World Fuel Services Corp.	10,153
		538,678

	Paper & Forest Products — 0.1%
159	Louisiana-Pacific Corp.	9,758
237	Schweitzer-Mauduit International, Inc.	8,214
		17,972

	Personal Products — 0.2%
229	BellRing Brands, Inc., Class A (a)	7,042
576	Coty, Inc., Class A (a)	4,527
109	Edgewell Personal Care Co.	3,957
408	Herbalife Nutrition Ltd. (a)	17,291
42	Medifast, Inc.	8,091
84	Nu Skin Enterprises, Inc., Class A	3,400
47	USANA Health Sciences, Inc. (a)	4,333
		48,641

	Pharmaceuticals — 1.0%
235	Eli Lilly & Co.	54,297
892	Innoviva, Inc. (a)	14,905
117	Intra-Cellular Therapies, Inc. (a)	4,362
121	Jazz Pharmaceuticals PLC (a)	15,755
117	Perrigo Co. PLC	5,538
1,375	Pfizer, Inc.	59,139
83	Phibro Animal Health Corp., Class A	1,788
138	Prestige Consumer Healthcare, Inc. (a)	7,743
155	Supernus Pharmaceuticals, Inc. (a)	4,134

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals (Continued)
2,511	Viatris, Inc.	$34,024
		201,685

	Professional Services — 1.0%
25	ASGN, Inc. (a)	2,828
63	Booz Allen Hamilton Holding Corp.	4,999
105	CACI International, Inc., Class A (a)	27,520
146	CBIZ, Inc. (a)	4,722
225	Equifax, Inc.	57,019
35	FTI Consulting, Inc. (a)	4,714
49	Huron Consulting Group, Inc. (a)	2,548
54	ICF International, Inc.	4,822
26	Insperity, Inc.	2,879
81	Jacobs Engineering Group, Inc.	10,735
38	Kforce, Inc.	2,266
33	Korn Ferry	2,388
160	Leidos Holdings, Inc.	15,381
45	ManpowerGroup, Inc.	4,873
55	ManTech International Corp., Class A	4,176
121	Robert Half International, Inc.	12,140
184	Science Applications International Corp.	15,743
74	TriNet Group, Inc. (a)	6,999
85	TrueBlue, Inc. (a)	2,302
462	Upwork, Inc. (a)	20,804
		209,858

	Real Estate Management & Development — 0.4%
555	eXp World Holdings, Inc.	22,072
572	Forestar Group, Inc. (a)	10,656
110	Howard Hughes (The) Corp. (a)	9,659
110	Jones Lang LaSalle, Inc. (a)	27,290
241	Kennedy-Wilson Holdings, Inc.	5,042
123	Marcus & Millichap, Inc. (a)	4,996
657	Realogy Holdings Corp. (a)	11,524
54	St. Joe (The) Co.	2,274
		93,513

	Road & Rail — 1.0%
37	AMERCO	23,903
206	ArcBest Corp.	16,845
559	CSX Corp.	16,625
719	Heartland Express, Inc.	11,518
99	J.B. Hunt Transport Services, Inc.	16,555
592	Knight-Swift Transportation Holdings, Inc.	30,281
68	Landstar System, Inc.	10,732
725	Marten Transport Ltd.	11,375
68	Norfolk Southern Corp.	16,269
97	Ryder System, Inc.	8,023
51	Saia, Inc. (a)	12,139
549	Schneider National, Inc., Class B	12,484
269	Werner Enterprises, Inc.	11,909

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail (Continued)
68	XPO Logistics, Inc. (a)	$5,411
		204,069

	Semiconductors & Semiconductor Equipment — 3.5%
70	ACM Research, Inc., Class A (a)	7,700
382	Advanced Micro Devices, Inc. (a)	39,308
505	Amkor Technology, Inc.	12,600
630	Applied Materials, Inc.	81,100
118	Axcelis Technologies, Inc. (a)	5,549
282	Brooks Automation, Inc.	28,863
253	Cirrus Logic, Inc. (a)	20,835
30	Diodes, Inc. (a)	2,718
175	Entegris, Inc.	22,032
59	First Solar, Inc. (a)	5,632
44	Ichor Holdings Ltd. (a)	1,808
1,598	Intel Corp.	85,141
110	Lam Research Corp.	62,606
287	Lattice Semiconductor Corp. (a)	18,555
75	MACOM Technology Solutions Holdings, Inc. (a)	4,865
169	MaxLinear, Inc. (a)	8,323
845	Micron Technology, Inc.	59,978
61	MKS Instruments, Inc.	9,205
448	NVIDIA Corp.	92,808
281	ON Semiconductor Corp. (a)	12,861
131	Onto Innovation, Inc. (a)	9,465
66	Power Integrations, Inc.	6,533
275	Qorvo, Inc. (a)	45,977
78	Semtech Corp. (a)	6,082
57	SiTime Corp. (a)	11,638
187	Skyworks Solutions, Inc.	30,814
184	SunPower Corp. (a) (c)	4,173
46	Synaptics, Inc. (a)	8,268
134	Teradyne, Inc.	14,629
178	Ultra Clean Holdings, Inc. (a)	7,583
398	Veeco Instruments, Inc. (a)	8,840
		736,489

	Software — 4.6%
31	Adobe, Inc. (a)	17,847
84	Agilysys, Inc. (a)	4,398
35	Altair Engineering, Inc., Class A (a)	2,413
39	Appian Corp. (a)	3,608
33	Avalara, Inc. (a)	5,767
267	Avaya Holdings Corp. (a)	5,284
118	Bill.com Holdings, Inc. (a)	31,500
94	Box, Inc., Class A (a)	2,225
45	Cerence, Inc. (a)	4,325
122	CommVault Systems, Inc. (a)	9,188
93	Cornerstone OnDemand, Inc. (a)	5,325
286	Crowdstrike Holdings, Inc., Class A (a)	70,293
212	Digital Turbine, Inc. (a)	14,575
257	DocuSign, Inc. (a)	66,160

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
118	Domo, Inc., Class B (a)	$9,964
710	Dropbox, Inc., Class A (a)	20,746
369	Dynatrace, Inc. (a)	26,188
282	Ebix, Inc.	7,594
74	Elastic N.V. (a)	11,025
40	Everbridge, Inc. (a)	6,042
266	FireEye, Inc. (a)	4,735
59	Five9, Inc. (a)	9,425
377	Fortinet, Inc. (a)	110,099
154	HubSpot, Inc. (a)	104,118
33	InterDigital, Inc.	2,238
146	Intuit, Inc.	78,768
117	J2 Global, Inc. (a)	15,985
38	LivePerson, Inc. (a)	2,240
74	Manhattan Associates, Inc. (a)	11,324
159	Medallia, Inc. (a)	5,385
24	MicroStrategy, Inc., Class A (a) (c)	13,882
80	New Relic, Inc. (a)	5,742
198	NortonLifeLock, Inc.	5,009
422	Nutanix, Inc., Class A (a)	15,909
231	Oracle Corp.	20,127
48	Palo Alto Networks, Inc. (a)	22,992
77	Pegasystems, Inc.	9,787
114	PTC, Inc. (a)	13,656
82	QAD, Inc., Class A	7,166
171	Rapid7, Inc. (a)	19,326
127	Riot Blockchain, Inc. (a) (c)	3,264
105	Sailpoint Technologies Holdings, Inc. (a)	4,502
149	Smartsheet, Inc., Class A (a)	10,254
134	Sprout Social, Inc., Class A (a)	16,341
130	Tenable Holdings, Inc. (a)	5,998
239	Teradata Corp. (a)	13,707
187	Varonis Systems, Inc. (a)	11,379
358	Verint Systems, Inc. (a)	16,035
34	VMware, Inc., Class A (a) (c)	5,056
166	Vonage Holdings Corp. (a)	2,676
43	Workiva, Inc. (a)	6,061
108	Xperi Holding Corp.	2,035
93	Zoom Video Communications, Inc., Class A (a)	24,320
166	Zscaler, Inc. (a)	43,529
139	Zuora, Inc., Class A (a)	2,305
		969,842

	Specialty Retail — 4.2%
155	Abercrombie & Fitch Co., Class A (a)	5,833
79	Advance Auto Parts, Inc.	16,502
319	American Eagle Outfitters, Inc.	8,230
56	Asbury Automotive Group, Inc. (a)	11,018
284	AutoNation, Inc. (a)	34,580
36	AutoZone, Inc. (a)	61,128
514	Bath & Body Works, Inc.	32,397
359	Bed Bath & Beyond, Inc. (a)	6,202

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail (Continued)
624	Best Buy Co., Inc.	$65,963
142	Boot Barn Holdings, Inc. (a)	12,620
144	Buckle (The), Inc.	5,701
167	Burlington Stores, Inc. (a)	47,356
233	Camping World Holdings, Inc., Class A	9,057
139	CarMax, Inc. (a)	17,786
119	Carvana Co. (a)	35,883
100	Dick’s Sporting Goods, Inc.	11,977
84	Five Below, Inc. (a)	14,852
204	Floor & Decor Holdings, Inc., Class A (a)	24,641
437	Foot Locker, Inc.	19,953
320	Gap (The), Inc.	7,264
77	Group 1 Automotive, Inc.	14,467
99	GrowGeneration Corp. (a)	2,442
272	Guess?, Inc.	5,715
133	Hibbett, Inc.	9,408
113	Home Depot (The), Inc.	37,093
47	Lithia Motors, Inc.	14,901
278	Lowe’s Cos., Inc.	56,395
245	MarineMax, Inc. (a)	11,887
72	Murphy USA, Inc.	12,043
94	National Vision Holdings, Inc. (a)	5,336
95	O’Reilly Automotive, Inc. (a)	58,051
356	Penske Automotive Group, Inc.	35,814
90	Rent-A-Center, Inc.	5,059
40	RH (a)	26,676
108	Sally Beauty Holdings, Inc. (a)	1,820
268	Shoe Carnival, Inc.	8,689
89	Signet Jewelers Ltd.	7,027
65	Sleep Number Corp. (a)	6,076
214	Sonic Automotive, Inc., Class A	11,244
386	Tractor Supply Co.	78,208
232	Urban Outfitters, Inc. (a)	6,888
129	Vroom, Inc. (a) (c)	2,847
135	Williams-Sonoma, Inc.	23,940
244	Zumiez, Inc. (a)	9,701
		900,670

	Technology Hardware, Storage & Peripherals — 1.2%
239	3D Systems Corp. (a)	6,589
244	Avid Technology, Inc. (a)	7,056
900	Dell Technologies, Inc., Class C (a)	93,636
373	Diebold Nixdorf, Inc. (a)	3,771
4,922	Hewlett Packard Enterprise Co.	70,139
263	NetApp, Inc.	23,607
204	Seagate Technology Holdings PLC	16,834
204	Super Micro Computer, Inc. (a)	7,460
252	Western Digital Corp. (a)	14,223
509	Xerox Holdings Corp.	10,267
		253,582

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 0.6%
46	Carter’s, Inc.	$4,473
109	Columbia Sportswear Co.	10,446
231	Crocs, Inc. (a)	33,144
70	Deckers Outdoor Corp. (a)	25,214
364	G-III Apparel Group Ltd. (a)	10,301
100	PVH Corp. (a)	10,279
216	Skechers U.S.A., Inc., Class A (a)	9,098
248	Tapestry, Inc.	9,181
254	Under Armour, Inc., Class A (a)	5,126
		117,262

	Thrifts & Mortgage Finance — 0.7%
52	Axos Financial, Inc. (a)	2,680
203	Capitol Federal Financial, Inc.	2,332
599	Essent Group Ltd.	26,362
601	Kearny Financial Corp.	7,470
183	Merchants Bancorp	7,223
189	Meta Financial Group, Inc.	9,919
880	MGIC Investment Corp.	13,165
217	Mr. Cooper Group, Inc. (a)	8,934
1,954	New York Community Bancorp, Inc.	25,148
351	Northwest Bancshares, Inc.	4,661
337	Premier Financial Corp.	10,730
314	Provident Financial Services, Inc.	7,370
538	Radian Group, Inc.	12,223
23	Walker & Dunlop, Inc.	2,611
226	Washington Federal, Inc.	7,754
154	WSFS Financial Corp.	7,902
		156,484

	Tobacco — 0.1%
210	Universal Corp.	10,149
338	Vector Group Ltd.	4,310
		14,459

	Trading Companies & Distributors — 0.7%
645	Air Lease Corp.	25,374
53	Applied Industrial Technologies, Inc.	4,777
135	Beacon Roofing Supply, Inc. (a)	6,448
212	Boise Cascade Co.	11,444
754	Custom Truck One Source, Inc. (a)	7,035
108	GATX Corp.	9,673
149	GMS, Inc. (a)	6,526
85	Herc Holdings, Inc. (a)	13,894
117	McGrath RentCorp	8,418
27	MSC Industrial Direct Co., Inc., Class A	2,165
221	Rush Enterprises, Inc., Class A	9,980
64	SiteOne Landscape Supply, Inc. (a)	12,766
56	United Rentals, Inc. (a)	19,652
98	Univar Solutions, Inc. (a)	2,334
19	Watsco, Inc.	5,028

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
23	WESCO International, Inc. (a)	$2,652
		148,166

	Water Utilities — 0.0%
118	Essential Utilities, Inc.	5,437
76	SJW Group	5,021
		10,458

	Wireless Telecommunication Services — 0.3%
210	Gogo, Inc. (a)	3,633
235	Shenandoah Telecommunications Co.	7,421
528	Telephone and Data Systems, Inc.	10,296
248	T-Mobile US, Inc. (a)	31,685
329	United States Cellular Corp. (a)	10,492
		63,527

	Total Common Stocks — 99.9%	21,214,424
	(Cost $18,930,947)
	Money Market Funds — 0.4%
74,040	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	74,040
8,330	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -0.01% (d)	8,330
	Total Money Market Funds — 0.4%	82,370
	(Cost $82,370)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$76,821	BNP Paribas S.A., 0.03% (d), dated 09/30/21, due 10/01/21, with a maturity value of $76,821. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 04/15/24 to 01/31/28. The value of the collateral including accrued interest is $78,772. (e)	76,821
	(Cost $76,821)

	Total Investments — 100.6%	21,373,615
	(Cost $19,090,138) (f)
	Net Other Assets and Liabilities — (0.6)%	(134,420)
	Net Assets — 100.0%	$21,239,195

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of the 1933, as amended.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $145,565 and the total value of the collateral held by the Fund is $150,861.
(d)	Rate shown reflects yield as of September 30, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,812,222 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $528,745. The net unrealized appreciation was $2,283,477.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,214,424	$21,214,424	$—	$—
Money Market Funds	82,370	82,370	—	—
Repurchase Agreements	76,821	—	76,821	—
Total Investments	$21,373,615	$21,296,794	$76,821	$—

* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 1.5%
159	Boeing (The) Co. (a)	$34,970
63	General Dynamics Corp.	12,350
12	HEICO Corp.	1,582
54	L3Harris Technologies, Inc.	11,893
75	Lockheed Martin Corp.	25,882
39	Northrop Grumman Corp.	14,046
408	Raytheon Technologies Corp.	35,072
48	Textron, Inc.	3,351
12	TransDigm Group, Inc. (a)	7,495
		146,641

	Air Freight & Logistics — 0.6%
42	Expeditors International of Washington, Inc.	5,003
63	FedEx Corp.	13,815
197	United Parcel Service, Inc., Class B	35,874
		54,692

	Airlines — 0.2%
173	Delta Air Lines, Inc. (a)	7,372
144	Southwest Airlines Co. (a)	7,406
81	United Airlines Holdings, Inc. (a)	3,853
		18,631

	Auto Components — 0.1%
69	Aptiv PLC (a)	10,279

	Automobiles — 2.1%
1,062	Ford Motor Co. (a)	15,038
345	General Motors Co. (a)	18,185
225	Tesla, Inc. (a)	174,483
		207,706

	Banks — 4.4%
2,003	Bank of America Corp.	85,027
549	Citigroup, Inc.	38,529
108	Citizens Financial Group, Inc.	5,074
163	Fifth Third Bancorp	6,918
48	First Republic Bank	9,258
375	Huntington Bancshares, Inc.	5,797
808	JPMorgan Chase & Co.	132,262
225	KeyCorp	4,864
33	M&T Bank Corp.	4,928
115	PNC Financial Services Group (The), Inc.	22,499
243	Regions Financial Corp.	5,178
15	SVB Financial Group (a)	9,703
361	Truist Financial Corp.	21,173
365	U.S. Bancorp	21,696
1,111	Wells Fargo & Co.	51,562
		424,468

	Beverages — 1.5%
84	Brown-Forman Corp., Class B	5,629
1,063	Coca-Cola (The) Co.	55,776

Shares	Description	Value
	Common Stocks (Continued)
	Beverages (Continued)
45	Constellation Brands, Inc., Class A	$9,481
207	Keurig Dr Pepper, Inc.	7,071
94	Monster Beverage Corp. (a)	8,350
374	PepsiCo, Inc.	56,253
		142,560

	Biotechnology — 2.0%
478	AbbVie, Inc.	51,562
25	Alnylam Pharmaceuticals, Inc. (a)	4,720
137	Amgen, Inc.	29,133
34	Biogen, Inc. (a)	9,622
39	Exact Sciences Corp. (a)	3,722
285	Gilead Sciences, Inc.	19,907
57	Horizon Therapeutics PLC (a)	6,244
49	Incyte Corp. (a)	3,370
92	Moderna, Inc. (a)	35,407
22	Regeneron Pharmaceuticals, Inc. (a)	13,314
45	Seagen, Inc. (a)	7,641
63	Vertex Pharmaceuticals, Inc. (a)	11,428
		196,070

	Building Products — 0.4%
193	Carrier Global Corp.	9,990
193	Johnson Controls International PLC	13,139
63	Masco Corp.	3,499
61	Trane Technologies PLC	10,532
		37,160

	Capital Markets — 3.4%
29	Ameriprise Financial, Inc.	7,660
215	Bank of New York Mellon (The) Corp.	11,146
37	BlackRock, Inc.	31,030
186	Blackstone, Inc.	21,639
58	Carlyle Group (The), Inc.	2,742
455	Charles Schwab (The) Corp.	33,142
88	CME Group, Inc.	17,017
41	Coinbase Global, Inc., Class A (a)	9,327
81	Franklin Resources, Inc.	2,407
91	Goldman Sachs Group (The), Inc.	34,401
153	Intercontinental Exchange, Inc.	17,567
158	KKR & Co., Inc.	9,619
9	MarketAxess Holdings, Inc.	3,786
44	Moody’s Corp.	15,625
390	Morgan Stanley	37,951
22	MSCI, Inc.	13,383
29	Nasdaq, Inc.	5,598
57	Northern Trust Corp.	6,145
49	Raymond James Financial, Inc.	4,522
65	S&P Global, Inc.	27,618
93	State Street Corp.	7,879
57	T. Rowe Price Group, Inc.	11,212
		331,416

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals — 1.2%
57	Air Products and Chemicals, Inc.	$14,598
32	Albemarle Corp.	7,007
28	Celanese Corp.	4,218
199	Corteva, Inc.	8,374
188	Dow, Inc.	10,821
141	DuPont de Nemours, Inc.	9,587
32	Eastman Chemical Co.	3,224
69	Ecolab, Inc.	14,395
61	International Flavors & Fragrances, Inc.	8,157
53	LyondellBasell Industries N.V., Class A	4,974
61	PPG Industries, Inc.	8,724
65	Sherwin-Williams (The) Co.	18,182
		112,261

	Commercial Services & Supplies — 0.4%
24	Cintas Corp.	9,136
59	Copart, Inc. (a)	8,185
57	Republic Services, Inc.	6,843
73	Rollins, Inc.	2,579
114	Waste Management, Inc.	17,027
		43,770

	Communications Equipment — 0.8%
16	Arista Networks, Inc. (a)	5,498
1,140	Cisco Systems, Inc.	62,050
43	Motorola Solutions, Inc.	9,990
2	Ubiquiti, Inc.	598
		78,136

	Construction Materials — 0.1%
15	Martin Marietta Materials, Inc.	5,125
33	Vulcan Materials Co.	5,582
		10,707

	Consumer Finance — 0.7%
98	Ally Financial, Inc.	5,003
174	American Express Co.	29,150
113	Capital One Financial Corp.	18,303
75	Discover Financial Services	9,214
131	Synchrony Financial	6,403
		68,073

	Containers & Packaging — 0.2%
19	Avery Dennison Corp.	3,937
81	Ball Corp.	7,288
87	International Paper Co.	4,865
		16,090

	Distributors — 0.1%
36	Genuine Parts Co.	4,364
80	LKQ Corp. (a)	4,026

Shares	Description	Value
	Common Stocks (Continued)
	Distributors (Continued)
10	Pool Corp.	$4,344
		12,734

	Diversified Financial Services — 0.9%
337	Berkshire Hathaway, Inc., Class B (a)	91,981

	Diversified Telecommunication Services — 1.2%
1,932	AT&T, Inc.	52,184
1,120	Verizon Communications, Inc.	60,491
		112,675

	Electric Utilities — 1.5%
63	Alliant Energy Corp.	3,527
129	American Electric Power Co., Inc.	10,472
198	Duke Energy Corp.	19,323
97	Edison International	5,381
51	Entergy Corp.	5,065
59	Evergy, Inc.	3,670
81	Eversource Energy	6,622
233	Exelon Corp.	11,263
138	FirstEnergy Corp.	4,915
531	NextEra Energy, Inc.	41,694
370	PG&E Corp. (a)	3,552
195	PPL Corp.	5,437
272	Southern (The) Co.	16,856
118	Xcel Energy, Inc.	7,375
		145,152

	Electrical Equipment — 0.6%
63	AMETEK, Inc.	7,813
103	Eaton Corp. PLC	15,379
162	Emerson Electric Co.	15,260
16	Generac Holdings, Inc. (a)	6,539
132	Plug Power, Inc. (a)	3,371
30	Rockwell Automation, Inc.	8,821
		57,183

	Electronic Equipment, Instruments & Components — 0.7%
141	Amphenol Corp., Class A	10,325
37	CDW Corp.	6,735
44	Cognex Corp.	3,530
210	Corning, Inc.	7,663
47	Keysight Technologies, Inc. (a)	7,721
84	TE Connectivity Ltd.	11,526
10	Teledyne Technologies, Inc. (a)	4,296
63	Trimble, Inc. (a)	5,182
14	Zebra Technologies Corp., Class A (a)	7,216
		64,194

	Energy Equipment & Services — 0.2%
175	Baker Hughes Co.	4,328

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
224	Halliburton Co.	$4,843
378	Schlumberger N.V.	11,204
		20,375

	Entertainment — 2.1%
210	Activision Blizzard, Inc.	16,252
132	AMC Entertainment Holdings, Inc., Class A (a)	5,024
73	Electronic Arts, Inc.	10,384
45	Liberty Media Corp.-Liberty Formula One, Class C (a)	2,313
33	Live Nation Entertainment, Inc. (a)	3,007
111	Netflix, Inc. (a)	67,748
76	ROBLOX Corp., Class A (a)	5,742
29	Roku, Inc. (a)	9,087
30	Take-Two Interactive Software, Inc. (a)	4,622
492	Walt Disney (The) Co. (a)	83,232
		207,411

	Equity Real Estate Investment Trusts — 2.5%
35	Alexandria Real Estate Equities, Inc.	6,687
123	American Tower Corp.	32,645
35	AvalonBay Communities, Inc.	7,757
33	Boston Properties, Inc.	3,576
23	Camden Property Trust	3,392
111	Crown Castle International Corp.	19,238
67	Digital Realty Trust, Inc.	9,678
95	Duke Realty Corp.	4,548
23	Equinix, Inc.	18,173
45	Equity LifeStyle Properties, Inc.	3,514
81	Equity Residential	6,555
16	Essex Property Trust, Inc.	5,116
33	Extra Space Storage, Inc.	5,544
135	Healthpeak Properties, Inc.	4,520
148	Invitation Homes, Inc.	5,673
29	Mid-America Apartment Communities, Inc.	5,416
188	Prologis, Inc.	23,581
39	Public Storage	11,587
99	Realty Income Corp.	6,421
28	SBA Communications Corp.	9,256
82	Simon Property Group, Inc.	10,658
30	Sun Communities, Inc.	5,553
70	UDR, Inc.	3,709
91	Ventas, Inc.	5,024
122	VICI Properties, Inc.	3,466
106	Welltower, Inc.	8,734
181	Weyerhaeuser Co.	6,438
51	WP Carey, Inc.	3,725
		240,184

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing — 1.4%
120	Costco Wholesale Corp.	$53,922
171	Kroger (The) Co.	6,914
139	Sysco Corp.	10,911
195	Walgreens Boots Alliance, Inc.	9,175
394	Walmart, Inc.	54,916
		135,838

	Food Products — 0.8%
129	Archer-Daniels-Midland Co.	7,741
114	Conagra Brands, Inc.	3,861
164	General Mills, Inc.	9,811
37	Hershey (The) Co.	6,262
78	Hormel Foods Corp.	3,198
70	Kellogg Co.	4,474
185	Kraft Heinz (The) Co.	6,812
55	McCormick & Co., Inc.	4,457
378	Mondelez International, Inc., Class A	21,992
80	Tyson Foods, Inc., Class A	6,315
		74,923

	Health Care Equipment & Supplies — 3.8%
480	Abbott Laboratories	56,702
10	ABIOMED, Inc. (a)	3,255
20	Align Technology, Inc. (a)	13,309
129	Baxter International, Inc.	10,375
78	Becton, Dickinson and Co.	19,174
358	Boston Scientific Corp. (a)	15,534
12	Cooper (The) Cos., Inc.	4,960
182	Danaher Corp.	55,408
51	DENTSPLY SIRONA, Inc.	2,961
23	Dexcom, Inc. (a)	12,578
169	Edwards Lifesciences Corp. (a)	19,132
51	Hologic, Inc. (a)	3,764
21	IDEXX Laboratories, Inc. (a)	13,060
12	Insulet Corp. (a)	3,411
30	Intuitive Surgical, Inc. (a)	29,824
13	Masimo Corp. (a)	3,519
364	Medtronic PLC	45,627
15	Novocure Ltd. (a)	1,743
34	ResMed, Inc.	8,961
24	STERIS PLC	4,903
90	Stryker Corp.	23,735
10	Teleflex, Inc.	3,766
17	West Pharmaceutical Services, Inc.	7,217
54	Zimmer Biomet Holdings, Inc.	7,903
		370,821

	Health Care Providers & Services — 2.4%
40	AmerisourceBergen Corp.	4,778
63	Anthem, Inc.	23,486
75	Cardinal Health, Inc.	3,710
137	Centene Corp. (a)	8,536

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
86	Cigna Corp.	$17,214
357	CVS Health Corp.	30,295
63	HCA Healthcare, Inc.	15,291
29	Humana, Inc.	11,285
26	Laboratory Corp. of America Holdings (a)	7,317
39	McKesson Corp.	7,776
12	Molina Healthcare, Inc. (a)	3,256
30	Oak Street Health, Inc. (a)	1,276
31	Quest Diagnostics, Inc.	4,505
243	UnitedHealth Group, Inc.	94,950
		233,675

	Health Care Technology — 0.2%
80	Cerner Corp.	5,641
37	Teladoc Health, Inc. (a)	4,692
34	Veeva Systems, Inc., Class A (a)	9,798
		20,131

	Hotels, Restaurants & Leisure — 2.2%
91	Airbnb, Inc., Class A (a)	15,265
11	Booking Holdings, Inc. (a)	26,113
48	Caesars Entertainment, Inc. (a)	5,389
226	Carnival Corp. (a)	5,652
7	Chipotle Mexican Grill, Inc. (a)	12,723
27	Darden Restaurants, Inc.	4,090
9	Domino’s Pizza, Inc.	4,293
109	DraftKings, Inc., Class A (a)	5,249
38	Expedia Group, Inc. (a)	6,228
66	Hilton Worldwide Holdings, Inc. (a)	8,719
89	Las Vegas Sands Corp. (a)	3,257
78	Marriott International, Inc., Class A (a)	11,551
202	McDonald’s Corp.	48,704
115	MGM Resorts International	4,962
49	Royal Caribbean Cruises Ltd. (a)	4,359
319	Starbucks Corp.	35,189
66	Yum! Brands, Inc.	8,073
		209,816

	Household Durables — 0.2%
84	D.R. Horton, Inc.	7,053
41	Garmin Ltd.	6,374
60	Lennar Corp., Class A	5,621
1	NVR, Inc. (a)	4,794
		23,842

	Household Products — 1.3%
63	Church & Dwight Co., Inc.	5,202
31	Clorox (The) Co.	5,134
228	Colgate-Palmolive Co.	17,232
87	Kimberly-Clark Corp.	11,522

Shares	Description	Value
	Common Stocks (Continued)
	Household Products (Continued)
657	Procter & Gamble (The) Co.	$91,849
		130,939

	Independent Power and Renewable Electricity Producers — 0.0%
139	AES (The) Corp.	3,173

	Industrial Conglomerates — 1.1%
157	3M Co.	27,541
255	General Electric Co.	26,273
187	Honeywell International, Inc.	39,696
25	Roper Technologies, Inc.	11,153
		104,663

	Insurance — 1.7%
167	Aflac, Inc.	8,706
80	Allstate (The) Corp.	10,185
213	American International Group, Inc.	11,691
58	Aon PLC, Class A	16,575
88	Arch Capital Group Ltd. (a)	3,360
52	Arthur J. Gallagher & Co.	7,730
59	Brown & Brown, Inc.	3,271
113	Chubb Ltd.	19,603
37	Cincinnati Financial Corp.	4,226
89	Hartford Financial Services Group (The), Inc.	6,252
3	Markel Corp. (a)	3,585
128	Marsh & McLennan Cos., Inc.	19,383
197	MetLife, Inc.	12,161
59	Principal Financial Group, Inc.	3,800
150	Progressive (The) Corp.	13,558
99	Prudential Financial, Inc.	10,415
59	Travelers (The) Cos., Inc.	8,969
		163,470

	Interactive Media & Services — 5.0%
81	Alphabet, Inc., Class A (a)	216,555
613	Facebook, Inc., Class A (a)	208,046
67	Match Group, Inc. (a)	10,519
138	Pinterest, Inc., Class A (a)	7,031
297	Snap, Inc., Class A (a)	21,940
216	Twitter, Inc. (a)	13,044
38	Zillow Group, Inc., Class C (a)	3,349
		480,484

	Internet & Direct Marketing Retail — 4.3%
117	Amazon.com, Inc. (a)	384,350
51	DoorDash, Inc., Class A (a)	10,505
167	eBay, Inc.	11,635
30	Etsy, Inc. (a)	6,239
15	Wayfair, Inc., Class A (a)	3,832
		416,561

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services — 5.8%
171	Accenture PLC, Class A	$54,706
41	Akamai Technologies, Inc. (a)	4,288
115	Automatic Data Processing, Inc.	22,991
29	Broadridge Financial Solutions, Inc.	4,833
51	Cloudflare, Inc., Class A (a)	5,745
142	Cognizant Technology Solutions Corp., Class A	10,538
14	EPAM Systems, Inc. (a)	7,987
167	Fidelity National Information Services, Inc.	20,321
148	Fiserv, Inc. (a)	16,058
21	FleetCor Technologies, Inc. (a)	5,487
22	Gartner, Inc. (a)	6,685
68	Global Payments, Inc.	10,715
243	International Business Machines Corp.	33,760
236	Mastercard, Inc., Class A	82,052
13	MongoDB, Inc. (a)	6,130
35	Okta, Inc. (a)	8,307
81	Paychex, Inc.	9,108
318	PayPal Holdings, Inc. (a)	82,747
72	Snowflake, Inc., Class A (a)	21,775
107	Square, Inc., Class A (a)	25,663
45	Twilio, Inc., Class A (a)	14,357
25	VeriSign, Inc. (a)	5,125
457	Visa, Inc., Class A	101,797
		561,175

	Leisure Products — 0.1%
69	Peloton Interactive, Inc., Class A (a)	6,006

	Life Sciences Tools & Services — 1.4%
21	10X Genomics, Inc., Class A (a)	3,057
71	Agilent Technologies, Inc.	11,185
139	Avantor, Inc. (a)	5,685
5	Bio-Rad Laboratories, Inc., Class A (a)	3,730
9	Bio-Techne Corp.	4,361
13	Charles River Laboratories International, Inc. (a)	5,365
36	Illumina, Inc. (a)	14,602
49	IQVIA Holdings, Inc. (a)	11,737
5	Mettler-Toledo International, Inc. (a)	6,887
25	PerkinElmer, Inc.	4,332
106	Thermo Fisher Scientific, Inc.	60,561
15	Waters Corp. (a)	5,359
		136,861

	Machinery — 1.5%
148	Caterpillar, Inc.	28,412
37	Cummins, Inc.	8,309
76	Deere & Co.	25,465
36	Dover Corp.	5,598
97	Fortive Corp.	6,845

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
20	IDEX Corp.	$4,139
73	Illinois Tool Works, Inc.	15,084
88	Ingersoll Rand, Inc. (a)	4,436
116	Otis Worldwide Corp.	9,544
89	PACCAR, Inc.	7,024
35	Parker-Hannifin Corp.	9,787
39	Stanley Black & Decker, Inc.	6,837
51	Westinghouse Air Brake Technologies Corp.	4,397
44	Xylem, Inc.	5,442
		141,319

	Media — 1.2%
32	Charter Communications, Inc., Class A (a)	23,282
1,239	Comcast Corp., Class A	69,297
76	Fox Corp., Class A	3,048
39	Liberty Broadband Corp., Class C (a)	6,735
54	Omnicom Group, Inc.	3,913
241	Sirius XM Holdings, Inc.	1,470
156	ViacomCBS, Inc., Class B	6,164
		113,909

	Metals & Mining — 0.3%
397	Freeport-McMoRan, Inc.	12,915
203	Newmont Corp.	11,023
68	Nucor Corp.	6,697
		30,635

	Multiline Retail — 0.5%
55	Dollar General Corp.	11,668
61	Dollar Tree, Inc. (a)	5,839
124	Target Corp.	28,367
		45,874

	Multi-Utilities — 0.6%
61	Ameren Corp.	4,941
143	CenterPoint Energy, Inc.	3,518
69	CMS Energy Corp.	4,121
90	Consolidated Edison, Inc.	6,533
219	Dominion Energy, Inc.	15,991
41	DTE Energy Co.	4,580
129	Public Service Enterprise Group, Inc.	7,856
69	Sempra Energy	8,729
75	WEC Energy Group, Inc.	6,615
		62,884

	Oil, Gas & Consumable Fuels — 2.5%
69	Cheniere Energy, Inc. (a)	6,739
523	Chevron Corp.	53,058
345	ConocoPhillips	23,381
163	Devon Energy Corp.	5,788
126	EOG Resources, Inc.	10,114

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,145	Exxon Mobil Corp.	$67,349
65	Hess Corp.	5,077
546	Kinder Morgan, Inc.	9,135
162	Marathon Petroleum Corp.	10,013
253	Occidental Petroleum Corp.	7,484
112	ONEOK, Inc.	6,495
112	Phillips 66	7,843
66	Pioneer Natural Resources Co.	10,990
104	Valero Energy Corp.	7,339
312	Williams (The) Cos., Inc.	8,093
		238,898

	Personal Products — 0.2%
63	Estee Lauder (The) Cos., Inc., Class A	18,896

	Pharmaceuticals — 3.7%
601	Bristol-Myers Squibb Co.	35,561
39	Catalent, Inc. (a)	5,190
99	Elanco Animal Health, Inc. (a)	3,157
215	Eli Lilly & Co.	49,676
712	Johnson & Johnson	114,988
685	Merck & Co., Inc.	51,450
1,517	Pfizer, Inc.	65,246
327	Viatris, Inc.	4,431
129	Zoetis, Inc.	25,044
		354,743

	Professional Services — 0.4%
95	CoStar Group, Inc. (a)	8,176
29	Equifax, Inc.	7,349
33	Jacobs Engineering Group, Inc.	4,373
36	Leidos Holdings, Inc.	3,461
45	TransUnion	5,054
44	Verisk Analytics, Inc.	8,812
		37,225

	Real Estate Management & Development — 0.1%
86	CBRE Group, Inc., Class A (a)	8,373

	Road & Rail — 1.1%
525	CSX Corp.	15,613
21	J.B. Hunt Transport Services, Inc.	3,512
68	Lyft, Inc., Class A (a)	3,644
63	Norfolk Southern Corp.	15,073
26	Old Dominion Freight Line, Inc.	7,435
474	Uber Technologies, Inc. (a)	21,235
177	Union Pacific Corp.	34,694
25	XPO Logistics, Inc. (a)	1,990
		103,196

	Semiconductors & Semiconductor Equipment — 5.4%
328	Advanced Micro Devices, Inc. (a)	33,751

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
135	Analog Devices, Inc.	$22,610
232	Applied Materials, Inc.	29,865
84	Broadcom, Inc.	40,734
34	Enphase Energy, Inc. (a)	5,099
33	Entegris, Inc.	4,155
1,042	Intel Corp.	55,518
35	KLA Corp.	11,708
37	Lam Research Corp.	21,059
181	Marvell Technology, Inc.	10,916
65	Microchip Technology, Inc.	9,977
304	Micron Technology, Inc.	21,578
12	Monolithic Power Systems, Inc.	5,816
629	NVIDIA Corp.	130,304
63	NXP Semiconductors N.V.	12,340
107	ON Semiconductor Corp. (a)	4,897
28	Qorvo, Inc. (a)	4,681
305	QUALCOMM, Inc.	39,339
42	Skyworks Solutions, Inc.	6,921
42	Teradyne, Inc.	4,585
249	Texas Instruments, Inc.	47,860
		523,713

	Software — 10.8%
129	Adobe, Inc. (a)	74,268
22	ANSYS, Inc. (a)	7,490
59	Autodesk, Inc. (a)	16,825
57	Bentley Systems, Inc., Class B	3,456
19	Bill.com Holdings, Inc. (a)	5,072
71	Cadence Design Systems, Inc. (a)	10,752
21	Ceridian HCM Holding, Inc. (a)	2,365
17	Coupa Software, Inc. (a)	3,726
54	Crowdstrike Holdings, Inc., Class A (a)	13,272
55	Datadog, Inc., Class A (a)	7,774
50	DocuSign, Inc. (a)	12,872
54	Dynatrace, Inc. (a)	3,832
7	Fair Isaac Corp. (a)	2,786
33	Fortinet, Inc. (a)	9,637
11	HubSpot, Inc. (a)	7,437
68	Intuit, Inc.	36,687
2,033	Microsoft Corp.	573,143
130	NortonLifeLock, Inc.	3,289
446	Oracle Corp.	38,860
444	Palantir Technologies, Inc., Class A (a)	10,674
27	Palo Alto Networks, Inc. (a)	12,933
14	Paycom Software, Inc. (a)	6,941
27	PTC, Inc. (a)	3,234
19	RingCentral, Inc., Class A (a)	4,133
246	salesforce.com, Inc. (a)	66,720
50	ServiceNow, Inc. (a)	31,114
40	Splunk, Inc. (a)	5,788
61	SS&C Technologies Holdings, Inc.	4,233

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
39	Synopsys, Inc. (a)	$11,677
104	Trade Desk (The), Inc., Class A (a)	7,311
10	Tyler Technologies, Inc. (a)	4,587
59	UiPath, Inc., Class A (a)	3,104
29	Unity Software, Inc. (a)	3,661
22	VMware, Inc., Class A (a)	3,271
49	Workday, Inc., Class A (a)	12,245
31	Zendesk, Inc. (a)	3,608
54	Zoom Video Communications, Inc., Class A (a)	14,121
22	Zscaler, Inc. (a)	5,769
		1,048,667

	Specialty Retail — 2.2%
5	AutoZone, Inc. (a)	8,490
75	Bath & Body Works, Inc.	4,727
57	Best Buy Co., Inc.	6,025
14	Burlington Stores, Inc. (a)	3,970
41	CarMax, Inc. (a)	5,246
17	Carvana Co. (a)	5,126
285	Home Depot (The), Inc.	93,554
188	Lowe’s Cos., Inc.	38,138
19	O’Reilly Automotive, Inc. (a)	11,610
82	Ross Stores, Inc.	8,926
326	TJX (The) Cos., Inc.	21,510
29	Tractor Supply Co.	5,876
15	Ulta Beauty, Inc. (a)	5,414
		218,612

	Technology Hardware, Storage & Peripherals — 6.5%
4,249	Apple, Inc.	601,234
75	Dell Technologies, Inc., Class C (a)	7,803
332	Hewlett Packard Enterprise Co.	4,731
305	HP, Inc.	8,345
45	NetApp, Inc.	4,039
80	Western Digital Corp. (a)	4,515
		630,667

	Textiles, Apparel & Luxury Goods — 0.6%
345	NIKE, Inc., Class B	50,105
81	V.F. Corp.	5,426
		55,531

	Tobacco — 0.6%
464	Altria Group, Inc.	21,121
400	Philip Morris International, Inc.	37,916
		59,037

	Trading Companies & Distributors — 0.2%
147	Fastenal Co.	7,586
19	United Rentals, Inc. (a)	6,668

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
13	W.W. Grainger, Inc.	$5,110
		19,364

	Water Utilities — 0.1%
46	American Water Works Co., Inc.	7,776

	Wireless Telecommunication Services — 0.2%
162	T-Mobile US, Inc. (a)	20,697

	Total Investments — 99.8%	9,662,943
	(Cost $7,718,089) (b)
	Net Other Assets and Liabilities — 0.2%	21,537
	Net Assets — 100.0%	$9,684,480

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,045,791 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $100,937. The net unrealized appreciation was $1,944,854.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,662,943	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 3.6%
18,882	Boeing (The) Co. (a)	$4,152,907

	Banks — 3.5%
25,235	JPMorgan Chase & Co.	4,130,717

	Beverages — 3.2%
71,407	Coca-Cola (The) Co.	3,746,725

	Biotechnology — 3.4%
18,577	Amgen, Inc.	3,950,399

	Capital Markets — 3.2%
9,841	Goldman Sachs Group (The), Inc.	3,720,193

	Chemicals — 3.2%
65,732	Dow, Inc.	3,783,534

	Communications Equipment — 3.2%
68,594	Cisco Systems, Inc.	3,733,572

	Consumer Finance — 3.6%
25,019	American Express Co.	4,191,433

	Diversified Telecommunication Services — 3.4%
73,223	Verizon Communications, Inc.	3,954,774

	Entertainment — 3.1%
21,568	Walt Disney (The) Co. (a)	3,648,659

	Food & Staples Retailing — 6.5%
80,301	Walgreens Boots Alliance, Inc.	3,778,162
27,218	Walmart, Inc.	3,793,645
		7,571,807

	Health Care Providers & Services — 3.3%
9,831	UnitedHealth Group, Inc.	3,841,365

	Hotels, Restaurants & Leisure — 3.4%
16,602	McDonald’s Corp.	4,002,908

	Household Products — 3.3%
27,550	Procter & Gamble (The) Co.	3,851,490

	Industrial Conglomerates — 6.5%
21,517	3M Co.	3,774,512
17,857	Honeywell International, Inc.	3,790,684
		7,565,196

	Insurance — 3.3%
25,396	Travelers (The) Cos., Inc.	3,860,446

	IT Services — 6.8%
28,981	International Business Machines Corp.	4,026,331
17,655	Visa, Inc., Class A	3,932,651
		7,958,982

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 3.2%
19,368	Caterpillar, Inc.	$3,718,075

	Oil, Gas & Consumable Fuels — 3.6%
41,333	Chevron Corp.	4,193,233

	Pharmaceuticals — 6.8%
23,782	Johnson & Johnson	3,840,793
54,064	Merck & Co., Inc.	4,060,747
		7,901,540

	Semiconductors & Semiconductor Equipment — 3.4%
73,754	Intel Corp.	3,929,613

	Software — 6.8%
13,428	Microsoft Corp.	3,785,622
15,439	salesforce.com, Inc. (a)	4,187,365
		7,972,987

	Specialty Retail — 3.4%
11,961	Home Depot (The), Inc.	3,926,318

	Technology Hardware, Storage & Peripherals — 3.2%
26,656	Apple, Inc.	3,771,824

	Textiles, Apparel & Luxury Goods — 3.0%
24,273	NIKE, Inc., Class B	3,525,168

	Total Investments — 99.9%	116,603,865
	(Cost $109,777,576) (b)
	Net Other Assets and Liabilities — 0.1%	121,521
	Net Assets — 100.0%	$116,725,386

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,417,010 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,590,721. The net unrealized appreciation was $6,826,289.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$116,603,865	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.2%
11,798	General Dynamics Corp.	$2,312,762
9,564	Lockheed Martin Corp.	3,300,536
6,781	Northrop Grumman Corp.	2,442,177
4,749	TransDigm Group, Inc. (a)	2,966,083
		11,021,558

	Air Freight & Logistics — 0.8%
34,289	Expeditors International of Washington, Inc.	4,084,849

	Auto Components — 0.6%
19,218	Aptiv PLC (a)	2,862,905

	Automobiles — 0.4%
2,815	Tesla, Inc. (a)	2,182,976

	Banks — 1.1%
8,351	SVB Financial Group (a)	5,402,095

	Beverages — 1.4%
45,982	Coca-Cola (The) Co.	2,412,675
52,589	Monster Beverage Corp. (a)	4,671,481
		7,084,156

	Biotechnology — 6.0%
15,801	Alnylam Pharmaceuticals, Inc. (a)	2,983,387
8,799	Amgen, Inc.	1,871,107
31,975	Gilead Sciences, Inc.	2,233,454
23,915	Horizon Therapeutics PLC (a)	2,619,649
16,714	Moderna, Inc. (a)	6,432,550
60,944	Novavax, Inc. (a)	12,634,301
5,518	Vertex Pharmaceuticals, Inc. (a)	1,000,910
		29,775,358

	Building Products — 0.8%
33,777	Masco Corp.	1,876,313
11,745	Trane Technologies PLC	2,027,774
		3,904,087

	Capital Markets — 3.6%
9,016	MarketAxess Holdings, Inc.	3,792,941
22,531	Moody’s Corp.	8,000,983
4,200	MSCI, Inc.	2,555,028
5,703	S&P Global, Inc.	2,423,148
6,957	T. Rowe Price Group, Inc.	1,368,442
		18,140,542

	Chemicals — 0.9%
16,891	Sherwin-Williams (The) Co.	4,724,919

	Communications Equipment — 1.5%
41,878	Cisco Systems, Inc.	2,279,420
10,791	Motorola Solutions, Inc.	2,506,965
8,788	Ubiquiti, Inc.	2,624,712
		7,411,097

Shares	Description	Value
	Common Stocks (Continued)
	Distributors — 0.3%
3,431	Pool Corp.	$1,490,461

	Electric Utilities — 2.2%
26,556	American Electric Power Co., Inc.	2,155,816
43,580	Avangrid, Inc.	2,117,988
24,138	Duke Energy Corp.	2,355,628
45,563	Exelon Corp.	2,202,515
37,042	Southern (The) Co.	2,295,493
		11,127,440

	Electrical Equipment — 1.4%
12,597	Generac Holdings, Inc. (a)	5,148,016
64,455	Plug Power, Inc. (a)	1,646,181
		6,794,197

	Electronic Equipment, Instruments & Components — 1.3%
34,805	Amphenol Corp., Class A	2,548,770
1,933	Teledyne Technologies, Inc. (a)	830,378
6,101	Zebra Technologies Corp., Class A (a)	3,144,578
		6,523,726

	Entertainment — 0.4%
5,537	Roku, Inc. (a)	1,735,019

	Equity Real Estate Investment Trusts — 2.0%
13,825	Alexandria Real Estate Equities, Inc.	2,641,543
50,295	Duke Realty Corp.	2,407,621
30,735	Realty Income Corp.	1,993,472
8,519	SBA Communications Corp.	2,816,126
		9,858,762

	Food & Staples Retailing — 0.7%
8,048	Costco Wholesale Corp.	3,616,369

	Food Products — 3.2%
35,127	Archer-Daniels-Midland Co.	2,107,971
46,428	General Mills, Inc.	2,777,323
25,614	Hershey (The) Co.	4,335,169
49,146	Hormel Foods Corp.	2,014,986
28,521	McCormick & Co., Inc.	2,311,057
45,609	Mondelez International, Inc., Class A	2,653,532
		16,200,038

	Health Care Equipment & Supplies — 5.9%
17,195	Abbott Laboratories	2,031,245
32,327	Baxter International, Inc.	2,600,061
9,694	Becton, Dickinson and Co.	2,382,979
5,315	Danaher Corp.	1,618,099
4,174	Dexcom, Inc. (a)	2,282,594
11,557	IDEXX Laboratories, Inc. (a)	7,187,298
6,115	Insulet Corp. (a)	1,738,066
2,012	Intuitive Surgical, Inc. (a)	2,000,230

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
17,286	Medtronic PLC	$2,166,800
15,914	Novocure Ltd. (a)	1,848,729
14,162	ResMed, Inc.	3,732,395
		29,588,496

	Health Care Providers & Services — 1.9%
15,367	Guardant Health, Inc. (a)	1,921,029
36,769	Quest Diagnostics, Inc.	5,342,903
5,514	UnitedHealth Group, Inc.	2,154,540
		9,418,472

	Health Care Technology — 1.1%
50,282	Cerner Corp.	3,545,887
7,261	Veeva Systems, Inc., Class A (a)	2,092,402
		5,638,289

	Hotels, Restaurants & Leisure — 4.3%
18,845	Caesars Entertainment, Inc. (a)	2,115,917
101,243	DraftKings, Inc., Class A (a)	4,875,863
95,570	MGM Resorts International	4,123,845
81,703	Penn National Gaming, Inc. (a)	5,920,199
36,416	Yum! Brands, Inc.	4,454,041
		21,489,865

	Household Durables — 0.3%
9,198	Garmin Ltd.	1,429,921

	Household Products — 2.9%
13,796	Church & Dwight Co., Inc.	1,139,136
24,658	Clorox (The) Co.	4,083,611
59,992	Colgate-Palmolive Co.	4,534,195
35,198	Procter & Gamble (The) Co.	4,920,681
		14,677,623

	Industrial Conglomerates — 1.0%
17,351	3M Co.	3,043,712
4,782	Roper Technologies, Inc.	2,133,394
		5,177,106

	Insurance — 3.5%
19,071	Allstate (The) Corp.	2,427,929
21,124	Aon PLC, Class A	6,036,606
9,393	Arthur J. Gallagher & Co.	1,396,269
43,019	Marsh & McLennan Cos., Inc.	6,514,367
12,615	Progressive (The) Corp.	1,140,270
		17,515,441

	Interactive Media & Services — 1.2%
705	Alphabet, Inc., Class A (a)	1,884,831
24,588	Pinterest, Inc., Class A (a)	1,252,759

Shares	Description	Value
	Common Stocks (Continued)
	Interactive Media & Services (Continued)
38,909	Snap, Inc., Class A (a)	$2,874,208
		6,011,798

	Internet & Direct Marketing Retail — 1.1%
20,243	eBay, Inc.	1,410,330
16,128	Wayfair, Inc., Class A (a)	4,120,865
		5,531,195

	IT Services — 5.8%
8,021	Accenture PLC, Class A	2,566,078
33,061	Broadridge Financial Solutions, Inc.	5,509,285
33,449	Cloudflare, Inc., Class A (a)	3,768,030
3,572	EPAM Systems, Inc. (a)	2,037,755
4,666	Mastercard, Inc., Class A	1,622,275
7,852	MongoDB, Inc. (a)	3,702,296
10,023	Okta, Inc. (a)	2,378,859
21,006	Paychex, Inc.	2,362,125
5,017	Twilio, Inc., Class A (a)	1,600,674
8,799	VeriSign, Inc. (a)	1,803,883
8,335	Visa, Inc., Class A	1,856,621
		29,207,881

	Leisure Products — 0.3%
14,792	Peloton Interactive, Inc., Class A (a)	1,287,644

	Life Sciences Tools & Services — 4.5%
29,524	10X Genomics, Inc., Class A (a)	4,298,104
10,571	Charles River Laboratories International, Inc. (a)	4,362,335
2,448	Mettler-Toledo International, Inc. (a)	3,371,777
21,738	PerkinElmer, Inc.	3,766,978
6,112	Thermo Fisher Scientific, Inc.	3,491,969
8,911	Waters Corp. (a)	3,183,900
		22,475,063

	Machinery — 1.9%
9,335	Deere & Co.	3,127,878
15,008	Dover Corp.	2,333,744
10,242	IDEX Corp.	2,119,582
10,162	Illinois Tool Works, Inc.	2,099,774
		9,680,978

	Media — 1.5%
1,095	Charter Communications, Inc., Class A (a)	796,678
97,268	Discovery, Inc., Class A (a)	2,468,662
101,786	ViacomCBS, Inc., Class B	4,021,565
		7,286,905

	Metals & Mining — 1.2%
177,452	Freeport-McMoRan, Inc.	5,772,514

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Multiline Retail — 1.3%
23,676	Dollar General Corp.	$5,022,627
6,195	Target Corp.	1,417,230
		6,439,857

	Multi-Utilities — 1.3%
27,557	Ameren Corp.	2,232,117
32,009	Consolidated Edison, Inc.	2,323,534
18,158	DTE Energy Co.	2,028,430
		6,584,081

	Oil, Gas & Consumable Fuels — 0.8%
132,023	Occidental Petroleum Corp.	3,905,240

	Personal Products — 0.3%
4,923	Estee Lauder (The) Cos., Inc., Class A	1,476,555

	Pharmaceuticals — 1.7%
12,562	Catalent, Inc. (a)	1,671,625
7,207	Johnson & Johnson	1,163,931
35,091	Merck & Co., Inc.	2,635,685
64,885	Pfizer, Inc.	2,790,704
		8,261,945

	Professional Services — 0.6%
15,382	Verisk Analytics, Inc.	3,080,553

	Road & Rail — 1.0%
50,251	Lyft, Inc., Class A (a)	2,692,951
6,204	Old Dominion Freight Line, Inc.	1,774,220
3,747	Union Pacific Corp.	734,449
		5,201,620

	Semiconductors & Semiconductor Equipment — 5.4%
28,990	Applied Materials, Inc.	3,731,883
47,749	Enphase Energy, Inc. (a)	7,160,917
20,469	Entegris, Inc.	2,577,047
6,414	KLA Corp.	2,145,547
4,384	Lam Research Corp.	2,495,154
4,624	Monolithic Power Systems, Inc.	2,241,160
12,870	NVIDIA Corp.	2,666,149
86,136	ON Semiconductor Corp. (a)	3,942,445
		26,960,302

	Software — 12.5%
6,030	Adobe, Inc. (a)	3,471,591
6,324	Autodesk, Inc. (a)	1,803,415
13,306	Avalara, Inc. (a)	2,325,490
8,583	Cadence Design Systems, Inc. (a)	1,299,809
8,996	Coupa Software, Inc. (a)	1,971,743
12,850	Crowdstrike Holdings, Inc., Class A (a)	3,158,273
27,059	Datadog, Inc., Class A (a)	3,824,790

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
10,274	DocuSign, Inc. (a)	$2,644,836
16,435	Elastic N.V. (a)	2,448,651
7,510	Fortinet, Inc. (a)	2,193,220
10,898	HubSpot, Inc. (a)	7,368,029
2,229	Intuit, Inc.	1,202,568
8,009	Microsoft Corp.	2,257,897
69,813	Oracle Corp.	6,082,807
5,114	Paycom Software, Inc. (a)	2,535,265
6,384	RingCentral, Inc., Class A (a)	1,388,520
3,795	ServiceNow, Inc. (a)	2,361,515
10,823	Splunk, Inc. (a)	1,566,196
11,680	Synopsys, Inc. (a)	3,497,109
32,323	Trade Desk (The), Inc., Class A (a)	2,272,307
12,594	Zendesk, Inc. (a)	1,465,816
7,177	Zoom Video Communications, Inc., Class A (a)	1,876,785
13,417	Zscaler, Inc. (a)	3,518,206
		62,534,838

	Specialty Retail — 3.6%
5,678	Burlington Stores, Inc. (a)	1,610,110
3,987	Home Depot (The), Inc.	1,308,773
6,458	Lowe’s Cos., Inc.	1,310,070
13,682	O’Reilly Automotive, Inc. (a)	8,360,523
27,598	Tractor Supply Co.	5,591,631
		18,181,107

	Technology Hardware, Storage & Peripherals — 0.3%
9,714	Apple, Inc.	1,374,531

	Tobacco — 0.5%
25,459	Philip Morris International, Inc.	2,413,259

	Trading Companies & Distributors — 1.4%
56,430	Fastenal Co.	2,912,352
11,591	United Rentals, Inc. (a)	4,067,630
		6,979,982

	Wireless Telecommunication Services — 0.1%
4,213	T-Mobile US, Inc. (a)	538,253
	Total Common Stocks — 100.0%	500,061,868
	(Cost $512,063,904)

	Money Market Funds — 0.0%
175,500	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	175,500
	(Cost $175,500)

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Description	Value

Total Investments — 100.0%	$500,237,368
(Cost $512,239,404) (c)
Net Other Assets and Liabilities — 0.0%	4,136
Net Assets — 100.0%	$500,241,504

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,021,988 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,024,024. The net unrealized depreciation was $12,002,036.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$500,061,868	$—	$—
Money Market Funds	175,500	—	—
Total Investments	$500,237,368	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq® and Nasdaq AlphaDEX® Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Nasdaq® and Nasdaq Dorsey Wright People’s Portfolio IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments
September 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 96.4%

$8,126,100	U.S. Treasury Bill (a)	(b)	11/26/21	$8,125,673
	(Cost $8,125,633)

Shares	Description	Value
MONEY MARKET FUNDS — 11.4%
958,614	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (c)	958,614
	(Cost $958,614)
	Total Investments — 107.8%	9,084,287
	(Cost $9,084,247) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 3.6%

507	SPDR® Gold Shares	$8,325,954	$161.21	11/30/21	306,309
	(Cost $522,348) (d)

WRITTEN OPTIONS — (0.6)%

CALL OPTIONS WRITTEN — (0.4)%

(507)	SPDR® Gold Shares	(8,325,954)	177.94	11/30/21	(36,716)
	(Premiums received $111,132)

PUT OPTIONS WRITTEN — (0.2)%

(507)	SPDR® Gold Shares	(8,325,954)	144.24	11/30/21	(17,904)
	(Premiums received $1,575)
	Total Written Options				(54,620)
	(Premiums received $112,707) (d)
	Net Other Assets and Liabilities — (10.8)%				(906,592)
	Net Assets — 100.0%				$8,429,384

(a)	This security or a portion of this security is segregated as collateral for written options contracts.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $74,456 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $232,368. The net unrealized depreciation was $157,912. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:

ASSETS TABLE

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$8,125,673	$—	$8,125,673	$—
Money Market Funds	958,614	958,614	—	—
Total Investments	9,084,287	958,614	8,125,673	—
Call Options Purchased	306,309	—	306,309	—
Total	$9,390,596	$958,614	$8,431,982	$—

LIABILITIES TABLE

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(36,716)	$—	$(36,716)	$—
Put Options Written	(17,904)	—	(17,904)	—
Total	$(54,620)	$—	$(54,620)	$—

FT Cboe Vest Gold Strategy Target Income ETF®(IGLD)

Consolidated Portfolio of Investments
September 30, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 147.6%

$42,292,300	U.S. Treasury Bill (a)	(b)	11/04/21	$42,290,070
	(Cost $42,290,743)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
208,518	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (c)	208,518
	(Cost $208,518)
	Total Investments — 148.3%	42,498,588
	(Cost $42,499,261) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 0.0%

1,741	SPDR® Gold Shares	$28,590,702	$243.62	11/30/21	681
	(Cost $71,309) (d)

WRITTEN OPTIONS — (48.5)%

CALL OPTIONS WRITTEN — (0.3)%

(354)	SPDR® Gold Shares	(5,813,388)	164.22	10/29/21	(88,500)
	(Premiums received $87,862)

PUT OPTIONS WRITTEN — (48.2)%

(1,741)	SPDR® Gold Shares	(28,590,702)	243.62	11/30/21	(13,818,556)
	(Premiums received $13,470,027)
	Total Written Options				(13,907,056)
	(Premiums received $13,557,889) (d)
	Net Other Assets and Liabilities — 0.2%				70,281
	Net Assets — 100.0%				$28,662,494

(a)	This security or a portion of this security is segregated as collateral for written options contracts.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $420,468. The net unrealized depreciation was $420,468. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest Gold Strategy Target Income ETF®(IGLD)

Consolidated Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:

ASSETS TABLE

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$42,290,070	$—	$42,290,070	$—
Money Market Funds	208,518	208,518	—	—
Total Investments	42,498,588	208,518	42,290,070	—
Call Options Purchased	681	—	681	—
Total	$42,499,269	$208,518	$42,290,751	$—

LIABILITIES TABLE

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(88,500)	$—	$(88,500)	$—
Put Options Written	(13,818,556)	—	(13,818,556)	—
Total	$(13,907,056)	$—	$(13,907,056)	$—